UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Sheelyn Michael, Diamond Hill Funds

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

With copy to:

Nathan J. Green, Esq.

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 888-226-5595

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small Cap Fund

Investor - DHSCX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$72	1.28%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned 27.99% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Investor class, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Investor - $28,156
Russell 3000 Index - $40,671
Russell 2000 Index - $30,034

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	27.99%	44.64%	13.06%	10.91%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62
Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSCX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small Cap Fund

Class I - DHSIX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.99%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned 28.19% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class I - $28,982
Russell 3000 Index - $40,671
Russell 2000 Index - $30,034

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	28.19%	45.06%	13.38%	11.23%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62
Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small Cap Fund

Class Y - DHSYX

This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$49	0.86%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned 28.28% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small Cap Fund Class Y, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class Y - $1,466,915
Russell 3000 Index - $2,033,565
Russell 2000 Index - $1,501,703

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	28.28%	45.26%	13.53%	11.36%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62
Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHSYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small-Mid Cap Fund

Investor - DHMAX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$65	1.27%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 6.66% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Investor - $21,230
Russell 3000 Index - $40,671
Russell 2500 Index - $31,755

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	6.66%	14.46%	5.22%	7.82%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25
Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small-Mid Cap Fund

Class I - DHMIX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.98%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 6.83% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class I - $21,874
Russell 3000 Index - $40,671
Russell 2500 Index - $31,755

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	6.83%	14.79%	5.52%	8.14%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25
Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Small-Mid Cap Fund

Class Y - DHMYX

This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$44	0.85%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 6.91% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small-Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class Y - $1,106,872
Russell 3000 Index - $2,033,565
Russell 2500 Index - $1,587,750

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	6.91%	14.94%	5.66%	8.27%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25
Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHMYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Mid Cap Fund

Investor - DHPAX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$56	1.10%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.94% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Investor - $21,980
Russell 3000 Index - $40,671
Russell Midcap Index - $31,060

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	4.94%	13.19%	6.12%	8.19%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00
Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Mid Cap Fund

Class I - DHPIX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$41	0.81%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 5.14% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class I - $22,646
Russell 3000 Index - $40,671
Russell Midcap Index - $31,060

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	5.14%	13.54%	6.43%	8.52%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00
Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Mid Cap Fund

Class Y - DHPYX

This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$35	0.68%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 5.18% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class Y - $1,144,913
Russell 3000 Index - $2,033,565
Russell Midcap Index - $1,552,999

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	5.18%	13.66%	6.57%	8.64%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00
Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHPYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Large Cap Fund

Investor - DHLAX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$51	1.02%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 0.72% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Investor - $25,215
Russell 3000 Index - $40,671
Russell 1000 Value Index - $29,763
Russell 1000 Index - $41,509

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	0.72%	1.91%	4.80%	9.69%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30
Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Large Cap Fund

Class I - DHLRX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$36	0.73%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 0.84% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class I - $25,953
Russell 3000 Index - $40,671
Russell 1000 Value Index - $29,763
Russell 1000 Index - $41,509

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	0.84%	2.17%	5.10%	10.01%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30
Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLRX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Large Cap Fund

Class Y - DHLYX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$30	0.60%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 0.93% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class Y - $1,312,514
Russell 3000 Index - $2,033,565
Russell 1000 Value Index - $1,488,169
Russell 1000 Index - $2,075,459

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	0.93%	2.30%	5.23%	10.13%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30
Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Select Fund

Investor - DHTAX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$61	1.20%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 4.36% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Investor class and the Russell 3000 Index.
DH Select Fund - Investor - $35,067
Russell 3000 Index - $40,671

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	4.36%	14.18%	9.27%	13.37%
Russell 3000 Index	10.88	22.82	12.31	15.06
Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Select Fund

Class I - DHLTX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.91%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 4.52% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I and the Russell 3000 Index.
DH Select Fund - Class I - $36,122
Russell 3000 Index - $40,671

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	4.52%	14.54%	9.59%	13.70%
Russell 3000 Index	10.88	22.82	12.31	15.06
Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLTX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Select Fund

Class Y - DHTYX

This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.78%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 4.45% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Select Fund Class Y and the Russell 3000 Index.
DH Select Fund - Class Y - $1,823,778
Russell 3000 Index - $2,033,565

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	4.45%	14.49%	9.69%	13.82%
Russell 3000 Index	10.88	22.82	12.31	15.06
Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHTYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Long-Short Fund

Investor - DIAMX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$90	1.88%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned -7.16% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
2.5
2.0
1.5
1.0
0.5
0.0
-0.5
-1.0
-1.5
Taiwan Semiconductor Manufacturing Co. Ltd. -…
Alphabet, Inc., Class A
Citigroup, Inc.
Texas Instruments, Inc.
SentinelOne, Inc., Class A
Adobe, Inc.
Powell Industries, Inc.
Salesforce, Inc.
Microsoft Corp.
Zoetis, Inc.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Investor class, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Investor - $19,719
Russell 3000 Index - $40,671
Russell 1000 Index - $41,509
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $26,611

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	-7.16%	1.46%	5.46%	7.03%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27
Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DIAMX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Long-Short Fund

Class I - DHLSX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$76	1.59%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned -7.04% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class I - $20,306
Russell 3000 Index - $40,671
Russell 1000 Index - $41,509
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $26,611

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	-7.04%	1.72%	5.77%	7.34%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27
Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLSX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Long-Short Fund

Class Y - DIAYX

This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$70	1.46%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned -6.99% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Long-Short Fund Class Y, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class Y - $1,026,287
Russell 3000 Index - $2,033,565
Russell 1000 Index - $2,075,459
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index - $1,330,543

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	-6.99%	1.84%	5.88%	7.46%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27
Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DIAYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill International Fund

Investor - DHIAX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$61	1.17%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 11.36% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
-0.5
-1.0
-1.5
Samsung Electronics Co. Ltd.
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
SK hynix, Inc.
Singapore Exchange Ltd.
Imperial Oil Ltd.
Roche Holding AG
Willis Towers Watson plc
Alibaba Group Holding Ltd.
Tencent Holdings Ltd.
HDFC Bank Ltd. - ADR

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Investor class and the MSCI ACWI ex USA Index.
DH International Fund - Investor - $25,638
MSCI ACWI ex USA Index - $24,405

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	11.36%	22.93%	7.99%	10.42%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85
Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill International Fund

Class I - DHIIX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.88%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 11.52% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I and the MSCI ACWI ex USA Index.
DH International Fund - Class I - $26,360
MSCI ACWI ex USA Index - $24,405

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	11.52%	23.28%	8.32%	10.75%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85
Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill International Fund

Class Y - DHIYX

This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$39	0.75%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 11.59% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill International Fund Class Y and the MSCI ACWI ex USA Index.
DH International Fund - Class Y - $1,332,645
MSCI ACWI ex USA Index - $1,220,261

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	11.59%	23.42%	8.44%	10.88%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85
Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHIYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Short Duration Securitized Bond Fund

Investor - DHEAX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$41	0.82%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 1.99% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Investor - $14,718
Bloomberg US Aggregate Bond Index - $11,574
Bloomberg 1-3 Year US Government/Credit Index - $12,180

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	1.99%	4.58%	4.38%	3.95%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Short Duration Securitized Bond Fund

Class I - DHEIX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 2.04% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class I - $15,146
Bloomberg US Aggregate Bond Index - $11,574
Bloomberg 1-3 Year US Government/Credit Index - $12,180

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	2.04%	4.76%	4.67%	4.24%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Short Duration Securitized Bond Fund

Class Y - DHEYX

This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 2.20% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg 1-3 Year US Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class Y - $766,764
Bloomberg US Aggregate Bond Index - $578,721
Bloomberg 1-3 Year US Government/Credit Index - $608,977

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	2.20%	4.99%	4.83%	4.37%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHEYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Securitized Total Return Fund

Investor - DHWAX

This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$58	1.17%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWAX) returned 0.76% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Securitized Total Return Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Investor - $10,566
Bloomberg US Aggregate Bond Index - $10,379
Bloomberg US Securitized: MBS, ABS and CMBS Index - $10,512

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Investor	0.76%	5.66%	5.66%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHWAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Securitized Total Return Fund

Class I - DHWIX

This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.88%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWIX) returned 0.94% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Securitized Total Return Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Class I - $10,602
Bloomberg US Aggregate Bond Index - $10,379
Bloomberg US Securitized: MBS, ABS and CMBS Index - $10,512

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Class I	0.94%	6.02%	6.02%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHWIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Securitized Total Return Fund

Class Y - DHWYX

This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$37	0.75%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWYX) returned 1.00% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Securitized Total Return Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Securitized: MBS, ABS and CMBS Index.
DH Securitized Total Return Fund - Class Y - $530,658
Bloomberg US Aggregate Bond Index - $518,956
Bloomberg US Securitized: MBS, ABS and CMBS Index - $525,586

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Class Y	1.00%	6.13%	6.13%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHWYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Bond Fund

Investor - DHRAX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.77%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 0.88% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Investor - $12,222
Bloomberg US Aggregate Bond Index - $11,574

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	0.88%	3.69%	0.76%	2.03%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Bond Fund

Class I - DHRIX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.48%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 1.06% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class I - $12,570
Bloomberg US Aggregate Bond Index - $11,574

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	1.06%	3.97%	1.03%	2.32%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Bond Fund

Class Y - DHRYX

This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$17	0.35%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 1.13% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class Y - $635,943
Bloomberg US Aggregate Bond Index - $578,721

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	1.13%	4.10%	1.17%	2.44%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHRYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Plus Bond Fund

Investor - DHNAX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$43	0.87%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNAX) returned 1.18% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Investor - $10,828
Bloomberg US Aggregate Bond Index - $10,587

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Investor	1.18%	4.61%	4.77%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNAX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Plus Bond Fund

Class I - DHNIX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.58%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNIX) returned 1.25% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Plus Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class I - $10,870
Bloomberg US Aggregate Bond Index - $10,587

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Class I	1.25%	4.86%	5.01%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNIX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Core Plus Bond Fund

Class Y - DHNYX

This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$22	0.45%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNYX) returned 1.32% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Plus Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Plus Bond Fund - Class Y - $545,021
Bloomberg US Aggregate Bond Index - $529,326

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Class Y	1.32%	4.99%	5.18%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHNYX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

Semi-Annual Shareholder Report

June 30, 2026

Diamond Hill Large Cap Concentrated ETF

Diamond Hill Large Cap Concentrated ETF - DHLX

This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Diamond Hill Large Cap Concentrated ETF	$27	0.55%[1]
[1]	Annualized.

How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLX) returned -1.67% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated ETF, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Conc ETF - $15,194
Russell 3000 Index - $20,030
Russell 1000 Value Index - $18,920
Russell 1000 Index - $20,444

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (02/26/2021)
Diamond Hill Large Cap Concentrated ETF	-1.67%	-0.81%	6.69%	8.15%
Russell 1000 Index	10.33	22.02	12.66	14.33
Russell 1000 Value Index	16.26	27.12	11.17	12.69
Russell 3000 Index	10.88	22.82	12.31	13.89
Key Fund Statistics
Net Assets	$87,093,636
Number of Portfolio Holdings	21
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$190,517

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.0
American International Group, Inc.	6.8
Colgate-Palmolive Co.	6.3
Abbott Laboratories	5.9
Waste Management, Inc.	5.9
Aon plc, Class A	5.9
Texas Instruments, Inc.	5.5
ConocoPhillips	5.2
Labcorp Holdings, Inc.	4.8
Union Pacific Corp.	4.7

Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

SAR-DHLX-063026

DIAMOND HILL FUNDS | semi-annual shareholder report | June 30, 2026 | DIAMOND-HILL.COM

(b)	Included with (a)

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Semi-Annual Financial Statements and
Additional Information

June 30, 2026

Small Cap Fund	International Fund
Small-Mid Cap Fund	Short Duration Securitized Bond Fund
Mid Cap Fund	Securitized Total Return Fund
Large Cap Fund	Core Bond Fund
Select Fund	Core Plus Bond Fund
Long-Short Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	98
Statements of Operations	100
Statements of Changes in Net Assets	103
Financial Highlights	120
Notes to Financial Statements	142
Additional Information	158

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, LLC, a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.7%
Consumer Discretionary — 8.0%
American Eagle Outfitters, Inc.	126,322	$2,172,738
Century Communities, Inc. (a)	52,496	3,761,863
Green Brick Partners, Inc. (a)(b)	16,128	1,290,885
Johnson Outdoors, Inc., Class A (a)	20,112	925,957
Red Rock Resorts, Inc., Class A (a)	236,316	15,374,719
Rocky Brands, Inc. (a)	27,867	1,149,235
		24,675,397
Consumer Staples — 8.4%
Mama’s Creations, Inc. (a)(b)	351,526	6,274,739
Oil-Dri Corp. of America	86,565	8,847,809
Utz Brands, Inc.	1,379,307	10,620,664
		25,743,212
Energy — 3.9%
Centrus Energy Corp., Class A (a)(b)	9,972	1,674,000
Magnolia Oil & Gas Corp., Class A (a)	404,628	10,350,384
		12,024,384
Financials — 16.9%
Bank OZK	233,727	12,174,839
BOK Financial Corp. (a)	10,419	1,446,991
First Western Financial, Inc. (a)(b)	69,090	2,218,480
International General Insurance Holdings Ltd. (a)	387,820	10,149,249
Live Oak Bancshares, Inc.	155,334	6,343,841
MVB Financial Corp. (a)	61,482	1,783,593
Silvercrest Asset Management Group, Inc., Class A (a)	175,519	1,774,497
Triumph Financial, Inc. (b)	211,033	16,103,928
		51,995,418

	Shares	Fair Value
Health Care — 15.4%
Astrana Health, Inc. (a)(b)	411,996	$19,120,734
BioLife Solutions, Inc. (a)(b)	90,140	2,545,554
InfuSystem Holdings, Inc. (b)	227,028	2,190,820
Mesa Laboratories, Inc.	109,454	10,896,146
UFP Technologies, Inc. (a)(b)	47,939	12,710,067
		47,463,321
Industrials — 25.1%
Allegiant Travel Co. (b)	58,782	6,912,763
Allient, Inc.	4,925	506,930
Asure Software, Inc. (a)(b)	117,168	930,314
AZZ, Inc. (a)	19,441	3,014,327
CECO Environmental Corp. (b)	43,500	3,947,190
Concrete Pumping Holdings, Inc. (a)(b)	263,263	3,172,319
Ducommun, Inc. (b)	84,855	15,715,995
ESAB Corp. (a)	67,692	6,676,462
Fortune Brands Innovations, Inc. (a)	27,422	1,505,468
FreightCar America, Inc. (b)	151,110	1,471,811
FTAI Infrastructure, Inc. (a)	1,018,998	4,728,151
Graham Corp. (a)(b)	52,881	6,546,139
Helios Technologies, Inc.	10,725	957,206
Hurco Cos., Inc. (a)(b)	64,692	1,481,123
Insteel Industries, Inc.	163,371	4,933,804
LSI Industries, Inc.	107,198	2,849,323
Miller Industries, Inc. (a)	19,631	1,004,126
Perma-Fix Environmental Services, Inc. (a)(b)	290,866	4,156,475
Proficient Auto Logistics, Inc. (a)(b)	606,377	4,129,427
Transcat, Inc. (a)(b)	28,557	2,649,233
		77,288,586
Information Technology — 1.2%
Daktronics, Inc. (b)	35,800	700,248
Knowles Corp. (b)	71,067	2,947,859
		3,648,107

2 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.7% continued
Materials — 7.5%
Ashland, Inc.	47,064	$3,101,047
Core Molding Technologies, Inc. (a)(b)	96,640	2,280,704
Titan America SA (a)	351,191	6,553,224
Trekor Metals Ltd. (b)	602,028	4,141,953
United States Lime & Minerals, Inc. (a)	65,014	6,805,015
		22,881,943
Real Estate — 11.8%
Alexandria Real Estate Equities, Inc.	49,688	2,626,011
Centerspace (a)	107,962	6,066,385
CubeSmart	98,361	3,911,817
Curbline Properties Corp. (a)	161,462	4,908,445
Ryman Hospitality Properties, Inc.	113,899	14,641,716
Strawberry Fields REIT, Inc.	302,057	4,153,284
		36,307,658
Utilities — 1.5%
UGI Corp. (a)	135,225	4,670,672

Total Common Stocks
(Cost $214,102,311)		$306,698,698

	Shares	Fair Value
Registered Investment Companies — 8.8%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	836,805	$836,805
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	26,158,780	26,158,780
Total Registered Investment Companies
(Cost $26,995,585)		$26,995,585

Total Investment Securities — 108.5%
(Cost $241,097,896)		$333,694,283

Liabilities in Excess of Other Assets — (8.5)%		(26,018,566)

Net Assets — 100.0%		$307,675,717

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $69,127,871.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9%
Communication Services — 2.7%
Liberty Media Corp. - Liberty Formula One - Series C (a)	90,451	$8,605,508
People, Inc. (a)(b)	174,860	8,071,538
		16,677,046
Consumer Discretionary — 3.8%
NVR, Inc. (a)	789	5,375,773
Red Rock Resorts, Inc., Class A	283,733	18,459,669
		23,835,442
Consumer Staples — 4.2%
General Mills, Inc. (b)	278,452	9,690,130
Post Holdings, Inc. (a)(b)	189,719	16,744,599
		26,434,729
Energy — 5.6%
Antero Resources Corp. (a)	614,939	21,608,956
Devon Energy Corp.	331,672	13,704,687
		35,313,643
Financials — 12.5%
Brown & Brown, Inc. (b)	110,634	7,097,171
Equitable Holdings, Inc.	230,578	10,117,763
First Horizon Corp.	183,431	4,703,171
LPL Financial Holdings, Inc.	36,409	10,255,687
Pinnacle Financial Partners, Inc.	55,042	5,552,637
RenaissanceRe Holdings Ltd. (b)	35,845	11,359,280
Rocket Cos., Inc., Class A (a)(b)	762,981	12,016,951
Triumph Financial, Inc. (a)	131,282	10,018,129
Willis Towers Watson plc	29,697	7,761,905
		78,882,694

	Shares	Fair Value
Health Care — 19.4%
Avantor, Inc. (a)(b)	525,453	$5,201,985
Centene Corp. (a)	50,759	3,258,220
Cooper Cos., Inc. (The) (a)	64,127	4,598,547
Humana, Inc.	66,239	26,311,456
ICON plc (a)(b)	56,550	9,823,300
Illumina, Inc. (a)	86,620	15,230,395
Labcorp Holdings, Inc. (b)	46,845	13,116,600
Revvity, Inc. (b)	109,353	12,166,615
Solventum Corp. (a)	111,952	8,637,097
Teleflex, Inc. (b)	94,352	11,960,060
Waystar Holding Corp. (a)(b)	590,270	12,118,243
		122,422,518
Industrials — 25.1%
Booz Allen Hamilton Holding Corp.	78,916	4,787,834
Builders FirstSource, Inc. (a)	41,998	3,757,981
Equifax, Inc.	56,869	9,026,248
ESAB Corp. (b)	88,218	8,700,941
Fortune Brands Innovations, Inc. (b)	278,114	15,268,459
FTI Consulting, Inc. (a)(b)	57,226	8,527,246
Gates Industrial Corp. plc (a)	442,220	12,368,893
Generac Holdings, Inc. (a)	13,529	3,961,426
Huntington Ingalls Industries, Inc.	58,775	16,450,535
Regal Rexnord Corp. (b)	100,473	23,931,664
Rentokil Initial plc - ADR (b)	276,066	7,898,248
Toro Co. (The)	75,395	7,344,981
TransUnion (b)	200,573	14,469,336
Veralto Corp.	55,006	4,877,932
Verisk Analytics, Inc.	26,370	4,734,206
WESCO International, Inc.	34,088	11,775,018
		157,880,948

4 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9% continued
Information Technology — 3.8%
GoDaddy, Inc., Class A (a)	96,395	$8,182,008
Teledyne Technologies, Inc. (a)(b)	12,535	8,359,591
VeriSign, Inc.	30,399	7,647,172
		24,188,771
Materials — 4.6%
Ashland, Inc. (b)	170,649	11,244,063
Knife River Corp. (a)(b)	126,423	10,575,284
Trekor Metals Ltd. (a)(b)	1,055,722	7,263,367
		29,082,714
Real Estate — 12.7%
Alexandria Real Estate Equities, Inc.	89,296	4,719,294
CubeSmart	501,143	19,930,457
Invitation Homes, Inc.	299,663	9,052,819
Lamar Advertising Co., Class A	47,986	7,484,856
Mid-America Apartment Communities, Inc.	88,320	12,271,181
Rexford Industrial Realty, Inc. (b)	137,321	4,600,253
Ryman Hospitality Properties, Inc.	104,832	13,476,154
SBA Communications Corp., Class A	47,718	8,420,318
		79,955,332
Utilities — 1.5%
UGI Corp. (b)	267,029	9,223,182

Total Common Stocks
(Cost $530,571,618)		$603,897,019

	Shares	Fair Value
Registered Investment Companies — 17.7%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	23,600,440	$23,600,440
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	88,020,675	88,020,675
Total Registered Investment Companies
(Cost $111,621,115)		$111,621,115

Total Investment Securities — 113.6%
(Cost $642,192,733)		$715,518,134

Liabilities in Excess of Other Assets — (13.6)%		(85,901,261)

Net Assets — 100.0%		$629,616,873

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $162,921,284.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.7%
Communication Services — 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	10,378	$987,363
Consumer Discretionary — 3.9%
MGM Resorts International (a)	16,071	768,355
Red Rock Resorts, Inc., Class A	32,010	2,082,571
		2,850,926
Consumer Staples — 6.7%
General Mills, Inc. (b)	29,714	1,034,047
Kimberly-Clark Corp. (b)	7,516	825,031
Post Holdings, Inc. (a)(b)	18,662	1,647,108
Sysco Corp.	17,079	1,427,463
		4,933,649
Energy — 5.9%
Antero Resources Corp. (a)	71,772	2,522,068
Diamondback Energy, Inc.	10,363	1,821,608
		4,343,676
Financials — 12.2%
American International Group, Inc.	39,453	2,940,432
Equitable Holdings, Inc.	27,964	1,227,060
Hartford Insurance Group, Inc. (The)	3,930	520,804
LPL Financial Holdings, Inc. (b)	4,300	1,211,224
Rocket Cos., Inc., Class A (a)(b)	112,947	1,778,915
Willis Towers Watson plc	4,797	1,253,792
		8,932,227
Health Care — 19.5%
Boston Scientific Corp. (a)	11,835	505,118
Centene Corp. (a)	5,996	384,883
Cooper Cos., Inc. (The) (a)	6,757	484,544
Humana, Inc.	8,761	3,480,044
ICON plc (a)(b)	6,055	1,051,814
Illumina, Inc. (a)	9,676	1,701,331

	Shares	Fair Value
Health Care — 19.5% continued
Labcorp Holdings, Inc.	4,855	$1,359,400
Revvity, Inc. (b)	12,969	1,442,931
Solventum Corp. (a)	8,913	687,638
Teleflex, Inc.	9,440	1,196,614
Waystar Holding Corp. (a)(b)	71,580	1,469,537
Zoetis, Inc.	8,338	599,169
		14,363,023
Industrials — 26.2%
Carrier Global Corp.	12,376	907,780
Equifax, Inc.	6,669	1,058,504
Ferguson Enterprises, Inc.	3,956	938,877
Fortune Brands Innovations, Inc. (b)	31,833	1,747,632
FTI Consulting, Inc. (a)(b)	5,678	846,079
Huntington Ingalls Industries, Inc.	6,217	1,740,076
Johnson Controls International plc	4,750	694,022
L3Harris Technologies, Inc.	4,568	1,327,415
Parker-Hannifin Corp.	1,692	1,654,979
Regal Rexnord Corp.	10,138	2,414,770
Rentokil Initial plc - ADR (b)	31,880	912,087
Toro Co. (The)	7,656	745,848
TransUnion (b)	23,796	1,716,643
Veralto Corp.	6,460	572,873
Verisk Analytics, Inc.	3,092	555,107
WESCO International, Inc.	4,053	1,400,028
		19,232,720
Information Technology — 3.9%
GoDaddy, Inc., Class A (a)	11,085	940,895
Teledyne Technologies, Inc. (a)(b)	1,550	1,033,695
VeriSign, Inc.	3,586	902,094
		2,876,684
Materials — 5.2%
Ashland, Inc.	19,530	1,286,832
Freeport-McMoRan, Inc.	21,831	1,372,952
Martin Marietta Materials, Inc.	1,991	1,148,210
		3,807,994

6 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.7% continued
Real Estate — 10.4%
CubeSmart	46,224	$1,838,328
Extra Space Storage, Inc.	8,112	1,178,674
Lamar Advertising Co., Class A	5,840	910,923
Mid-America Apartment Communities, Inc.	6,621	919,922
Ryman Hospitality Properties, Inc.	9,716	1,248,992
SBA Communications Corp., Class A	5,409	954,472
Ventas, Inc.	7,003	621,866
		7,673,177
Utilities — 1.5%
UGI Corp. (b)	32,274	1,114,744

Total Common Stocks
(Cost $56,343,355)		$71,116,183

Registered Investment Companies — 13.9%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	2,898,354	2,898,354
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	7,325,006	7,325,006
Total Registered Investment Companies
(Cost $10,223,360)		$10,223,360

Total Investment Securities — 110.6%
(Cost $66,566,715)		$81,339,543

Liabilities in Excess of Other Assets — (10.6)%		(7,777,095)

Net Assets — 100.0%		$73,562,448

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $13,087,640.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.6%
Communication Services — 2.7%
Walt Disney Co. (The)	813,877	$78,335,661

Consumer Discretionary — 3.9%
Amazon.com, Inc. (a)	168,513	40,163,388
CarMax, Inc. (a)	507,478	26,840,511
NVR, Inc. (a)	6,783	46,215,292
		113,219,191
Consumer Staples — 10.7%
Colgate-Palmolive Co.	1,540,650	141,246,792
General Mills, Inc. (b)	1,099,718	38,270,186
Kimberly-Clark Corp. (b)	617,677	67,802,404
Sysco Corp.	719,979	60,175,845
		307,495,227
Energy — 7.0%
ConocoPhillips	801,346	83,307,930
Diamondback Energy, Inc.	402,470	70,746,176
EQT Corp.	893,680	47,516,966
		201,571,072
Financials — 23.9%
American International Group, Inc.	1,468,199	109,424,871
Aon plc, Class A	350,501	116,257,677
Bank of America Corp.	1,006,232	57,335,099
Berkshire Hathaway, Inc., Class B (a)	272,349	136,280,716
Capital One Financial Corp.	412,008	82,657,045
Equitable Holdings, Inc. (b)	1,462,368	64,168,708
KeyCorp	1,491,534	34,379,859
MetLife, Inc.	451,606	38,210,384
Visa, Inc., Class A	144,964	49,735,699
		688,450,058
Health Care — 19.4%
Abbott Laboratories	1,386,577	125,817,997
Cooper Cos., Inc. (The) (a)	879,610	63,076,833
Elevance Health, Inc.	106,055	41,014,650
Humana, Inc.	151,920	60,345,662
Labcorp Holdings, Inc. (b)	139,772	39,136,160
Medtronic plc	511,542	40,017,931
Pfizer, Inc.	1,397,295	33,646,864

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.6% continued
Health Care — 19.4% continued
Solventum Corp. (a)(b)	401,677	$30,989,380
Thermo Fisher Scientific, Inc.	105,541	52,914,036
Zoetis, Inc.	990,885	71,204,996
		558,164,509
Industrials — 15.2%
Builders FirstSource, Inc. (a)	384,564	34,410,787
Carrier Global Corp.	608,679	44,646,605
Deere & Co.	86,257	54,715,403
Dover Corp.	146,000	32,744,880
FedEx Corp.	94,876	29,708,522
Fedex Freight Holding Co., Inc. (a)	50,764	7,665,364
Ferguson Enterprises, Inc.	164,263	38,984,538
L3Harris Technologies, Inc.	121,832	35,403,161
Union Pacific Corp.	230,544	62,707,968
Waste Management, Inc.	437,265	97,457,623
		438,444,851
Information Technology — 9.6%
Accenture plc, Class A	252,731	31,449,846
Adobe, Inc. (a)	207,360	42,512,947
Microsoft Corp.	220,869	82,388,554
Salesforce, Inc.	349,218	54,708,492
Texas Instruments, Inc.	221,956	66,158,425
		277,218,264
Materials — 2.4%
Martin Marietta Materials, Inc. (b)	73,638	42,467,035
Nucor Corp.	117,504	26,174,016
		68,641,051
Real Estate — 4.8%
Extra Space Storage, Inc.	468,710	68,103,563
SBA Communications Corp., Class A	403,487	71,199,316
		139,302,879

Total Common Stocks
(Cost $2,485,030,367)		$2,870,842,763

	Shares	Fair Value
Registered Investment Companies — 5.7%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	10,241,164	$10,241,164
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	153,550,595	153,550,595
Total Registered Investment Companies
(Cost $163,791,759)		$163,791,759

Total Investment Securities — 105.3%
(Cost $2,648,822,126)		$3,034,634,522

Liabilities in Excess of Other Assets — (5.3)%		(153,554,507)

Net Assets — 100.0%		$2,881,080,015

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $161,334,175.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9%
Consumer Discretionary — 7.9%
CarMax, Inc. (a)	253,496	$13,407,403
Red Rock Resorts, Inc., Class A (b)	456,613	29,707,242
		43,114,645
Consumer Staples — 6.8%
Colgate-Palmolive Co.	223,893	20,526,510
Kimberly-Clark Corp. (b)	149,477	16,408,090
		36,934,600
Energy — 6.7%
Antero Resources Corp. (a)	518,825	18,231,511
Diamondback Energy, Inc.	102,613	18,037,313
		36,268,824
Financials — 25.1%
American International Group, Inc.	441,908	32,935,403
Aon plc, Class A	41,071	13,622,840
Berkshire Hathaway, Inc., Class B (a)	69,206	34,629,990
Capital One Financial Corp.	130,013	26,083,208
Equitable Holdings, Inc.	308,418	13,533,382
Rocket Cos., Inc., Class A (a)(b)	987,626	15,555,110
		136,359,933
Health Care — 15.2%
Abbott Laboratories	376,825	34,193,100
Molina Healthcare, Inc. (a)	75,896	17,357,415
Solventum Corp. (a)	185,261	14,292,886
Zoetis, Inc.	237,356	17,056,402
		82,899,803
Industrials — 17.2%
Builders FirstSource, Inc. (a)	99,793	8,929,478
Cimpress plc (a)(b)	385,030	39,157,551
Regal Rexnord Corp. (b)	58,558	13,947,930
Union Pacific Corp.	45,709	12,432,848
Waste Management, Inc.	85,973	19,161,662
		93,629,469

	Shares	Fair Value
Information Technology — 10.8%
Adobe, Inc. (a)	95,354	$19,549,477
Salesforce, Inc.	182,572	28,601,730
Texas Instruments, Inc.	35,025	10,439,902
		58,591,109
Materials — 4.1%
Ashland, Inc. (b)	335,338	22,095,421
Real Estate — 2.1%
SBA Communications Corp., Class A	63,961	11,286,558

Total Common Stocks
(Cost $458,526,528)		$521,180,362

Registered Investment Companies — 17.7%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	27,423,126	27,423,126
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	68,594,981	68,594,981
Total Registered Investment Companies
(Cost $96,018,107)		$96,018,107

Total Investment Securities — 113.6%
(Cost $554,544,635)		$617,198,469

Liabilities in Excess of Other Assets — (13.6)%		(73,595,379)

Net Assets — 100.0%		$543,603,090

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $93,850,022.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 9

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.2%
Communication Services — 10.4%
Alphabet, Inc., Class A	266,779	$95,338,811
Meta Platforms, Inc., Class A	163,309	91,990,327
Walt Disney Co. (The)	327,895	31,559,894
		218,889,032
Consumer Discretionary — 5.5%
Amazon.com, Inc. (a)(b)	248,652	59,263,718
Lear Corp.	129,967	17,423,376
TJX Cos., Inc. (The) (b)	134,416	20,364,024
Ulta Beauty, Inc. (a)(b)	40,597	18,308,435
		115,359,553
Consumer Staples — 5.0%
BellRing Brands, Inc. (a)	3,312,830	42,868,020
Constellation Brands, Inc., Class A	227,061	31,581,914
Sysco Corp.	373,540	31,220,473
		105,670,407
Energy — 4.1%
Chevron Corp.	183,234	30,372,868
Devon Energy Corp.	329,307	13,606,965
Diamondback Energy, Inc.	246,638	43,354,028
		87,333,861
Financials — 18.5%
American International Group, Inc.	1,112,634	82,924,612
Aon plc, Class A	182,842	60,646,863
Bank of America Corp.	546,845	31,159,228
Berkshire Hathaway, Inc., Class B (a)	58,824	29,434,941
Capital One Financial Corp.	222,525	44,642,965
Citigroup, Inc.	378,238	52,938,190
Fidelity National Information Services, Inc.	685,810	26,664,293
Truist Financial Corp.	742,871	37,009,833
Visa, Inc., Class A	74,077	25,415,078
		390,836,003

	Shares	Fair Value
Health Care — 13.1%
Abbott Laboratories	673,067	$61,074,100
Cooper Cos., Inc. (The) (a)	494,430	35,455,575
HCA Healthcare, Inc.	52,316	20,397,485
Labcorp Holdings, Inc.	72,124	20,194,720
Medtronic plc	451,116	35,290,805
Perrigo Co. plc (c)	391,340	4,066,023
Pfizer, Inc.	685,666	16,510,837
Solventum Corp. (a)	404,178	31,182,333
Zoetis, Inc.	715,125	51,388,882
		275,560,760
Industrials — 11.1%
Booz Allen Hamilton Holding Corp.	688,525	41,772,812
Builders FirstSource, Inc. (a)(b)	495,998	44,381,901
Dover Corp. (b)	161,125	36,137,115
ESAB Corp. (b)	273,630	26,988,127
Johnson Controls International plc (b)	52,070	7,607,948
L3Harris Technologies, Inc. (b)	111,010	32,258,396
Parker-Hannifin Corp. (b)	592	579,047
SS&C Technologies Holdings, Inc.	431,175	26,754,409
Veralto Corp.	207,895	18,436,129
		234,915,884
Information Technology — 21.8%
Adobe, Inc. (a)	182,120	37,338,242
Gartner, Inc. (a)	360,635	46,745,509
Microsoft Corp.	278,996	104,071,088
Salesforce, Inc.	233,280	36,545,645
SentinelOne, Inc., Class A (a)	3,512,495	59,607,040
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	239,897	114,567,610
Texas Instruments, Inc.	119,171	35,521,300
VeriSign, Inc.	105,125	26,445,245
		460,841,679
Materials — 2.4%
Ashland, Inc.	494,019	32,550,912
Freeport-McMoRan, Inc.	287,201	18,062,071
		50,612,983

10 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.2% continued
Real Estate — 1.5%
Extra Space Storage, Inc.	218,340	$31,724,802

Utilities — 0.8%
Dominion Energy, Inc.	257,835	17,607,552

Total Common Stocks
(Cost $1,481,136,312)		$1,989,352,516

Registered Investment Companies — 6.5%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (d)	133,356,305	133,356,305
State Street Navigator Securities Lending Portfolio I, 3.34% (d)(e)	3,265,455	3,265,455
Total Registered Investment Companies
(Cost $136,621,760)		$136,621,760

Total Investment Securities — 100.7%
(Cost $1,617,758,072)		2,125,974,276

Segregated Cash With Custodian — 36.9%		779,670,807

Investments Sold Short - (36.1)%
(Proceeds $614,204,638)		(762,902,836)

Liabilities in Excess of Other Assets — (1.5)%		(31,789,240)

Net Assets — 100.0%		$2,110,953,007

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $3,310,057.
(d)	The rate shown is the 7-day effective yield as of June 30, 2026.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 36.1%
Consumer Discretionary — 12.6%
Acushnet Holdings Corp.	299,862	$35,542,643
Boot Barn Holdings, Inc.	68,120	11,190,072
Brinker International, Inc.	126,210	21,203,280
Cheesecake Factory, Inc. (The)	372,917	29,661,818
Choice Hotels International, Inc.	31,222	3,442,850
eBay, Inc.	342,298	38,251,802
Five Below, Inc.	28,080	5,048,503
GameStop Corp., Class A	186,018	4,107,277
Garmin Ltd.	128,177	30,447,165
Royal Caribbean Cruises Ltd.	68,426	21,727,308
United Parks and Resorts, Inc.	245,825	11,735,686
Williams-Sonoma, Inc.	175,422	40,890,868
YETI Holdings, Inc.	263,795	13,073,680
		266,322,952
Consumer Staples — 0.5%
Sprouts Farmers Market, Inc.	48,611	4,111,518
WD-40 Co.	29,156	7,103,568
		11,215,086
Energy — 1.3%
Frontline plc	769,755	26,779,777

Financials — 3.1%
Affirm Holdings, Inc., Class A	282,250	23,017,488
Bank of Hawaii Corp.	437,135	35,622,131
Coinbase Global, Inc., Class A	33,175	4,849,853
First Financial Bankshares, Inc.	40,857	1,413,652
		64,903,124
Health Care — 1.9%
Medpace Holdings, Inc.	62,745	33,229,125
ResMed, Inc.	39,424	7,682,949
		40,912,074

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
(Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 36.1% continued
Industrials — 6.7%
Blue Bird Corp.	457,990	$36,162,890
Federal Signal Corp.	250,800	32,225,292
Matson, Inc.	206,580	39,710,873
Mueller Industries, Inc.	106,460	13,087,128
Powell Industries, Inc.	69,290	19,841,884
		141,028,067
Information Technology — 5.3%
Badger Meter, Inc.	46,027	6,829,486
Everpure, Inc., Class A	257,255	20,269,122
F5, Inc.	61,217	25,463,823
International Business Machines Corp.	138,315	38,895,561
Teradata Corp.	607,545	21,051,434
		112,509,426
Materials — 1.6%
MP Materials Corp.	40,565	2,272,046
NewMarket Corp.	39,095	30,933,528
		33,205,574
Real Estate — 2.5%
Host Hotels & Resorts, Inc.	1,124,500	26,661,895
Iron Mountain, Inc.	202,695	25,602,406
		52,264,301
Utilities — 0.6%
Ormat Technologies, Inc.	126,377	13,762,455

Total Investments Sold Short — 36.1%
(Proceeds $614,204,638)		$762,902,836

Percentages disclosed are based on total net assets of the Fund as of June 30, 2026.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.6%
Australia — 1.3%
Whitehaven Coal Ltd. (a)	430,185	$2,279,540

Austria — 1.2%
BAWAG Group AG	10,080	2,019,718

Canada — 9.6%
Agnico Eagle Mines Ltd.	12,479	1,938,851
Canadian Natural Resources Ltd. (a)	118,012	4,669,557
Franco-Nevada Corp.	15,388	3,210,725
Imperial Oil Ltd. (a)	36,929	4,146,734
North West Co., Inc. (The) (a)	67,756	2,359,015
		16,324,882
China — 3.0%
Alibaba Group Holding Ltd.	185,700	2,226,261
Tencent Holdings Ltd.	53,563	2,955,751
		5,182,012

France — 5.4%
Safran SA	11,615	4,574,622
Veolia Environnement SA	112,878	4,701,067
		9,275,689
Germany — 2.8%
Evotec SE (a)(b)	215,817	1,231,111
Krones AG	28,001	3,594,062
		4,825,173
Greece — 1.8%
Theon International plc (a)	90,078	3,073,040

India — 0.6%
Hindustan Aeronautics Ltd.	21,059	977,993

Ireland — 3.2%
AIB Group plc	460,837	5,412,869

12 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.6% continued
Japan — 7.2%
Hikari Tsushin, Inc.	10,500	$2,307,374
Hitachi Ltd.	79,800	2,208,702
Max Co. Ltd.	445,200	4,693,505
Toyo Suisan Kaisha Ltd.	47,000	3,010,469
		12,220,050
Korea (Republic of) — 8.4%
Samsung C&T Corp.	10,768	3,339,470
Samsung Electronics Co. Ltd.	23,433	5,208,189
SK hynix, Inc.	3,270	5,779,586
		14,327,245
Mexico — 2.2%
Wal-Mart de Mexico SAB de CV (a)	1,290,862	3,783,411

Singapore — 3.0%
Singapore Exchange Ltd.	272,858	5,091,304

Sweden — 1.0%
Spotify Technology SA (b)	3,843	1,764,437

Switzerland — 7.3%
Compagnie Financiere Richemont SA, Class A	21,498	4,962,533
Novartis AG - ADR (a)	24,822	3,890,104
Roche Holding AG	8,699	3,576,173
		12,428,810
Taiwan Province of China — 8.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,960	13,830,427

United Kingdom — 24.4%
British American Tobacco plc	84,579	5,233,875
Bunzl plc	127,241	4,440,454
Compass Group plc	130,363	4,211,943
Diageo plc	35,470	714,352
Glencore plc	779,919	5,317,694
Hikma Pharmaceuticals plc	51,999	1,047,625
Howden Joinery Group plc	308,746	3,432,244

	Shares	Fair Value
United Kingdom — 24.4% continued
Imperial Brands plc	65,803	$2,431,946
NatWest Group plc	375,964	3,317,410
Rentokil Initial plc - ADR (a)	65,828	1,883,339
Smith & Nephew plc	86,332	1,247,657
Tesco plc	437,176	2,665,006
Unilever plc	64,093	3,858,126
Wise Group plc, Class A (b)	164,108	1,967,195
		41,768,866
United States — 4.1%
Aurinia Pharmaceuticals, Inc. (b)	92,212	1,564,838
CNH Industrial NV (a)	299,254	3,360,622
Ferguson Enterprises, Inc.	5,616	1,340,273
uniQure NV (b)	17,463	804,346
		7,070,079

Total Common Stocks
(Cost $115,923,929)		$161,655,545

Preferred Stocks — 2.5%
Brazil — 2.5%
Itausa SA (Cost $3,716,704)	1,645,632	4,265,604

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value

Registered Investment Companies — 10.8%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (c)	4,081,736	$4,081,736
State Street Navigator Securities Lending Portfolio I, 3.34% (c)(d)	14,411,935	14,411,935
Total Registered Investment Companies
(Cost $18,493,671)		$18,493,671

Total Investment Securities — 107.9%
(Cost $138,134,304)		$184,414,820

Liabilities in Excess of Other Assets — (7.9)%		(13,488,000)

Net Assets — 100.0%		$170,926,820

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $18,651,989.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.8%
Banking — 2.9%
American Express Co. (a)	2.550%	03/04/27	$500,000	$494,466
American Express Co.	5.043%	07/26/28	500,000	502,843
American Express Co.	4.009%	02/09/29	3,000,000	2,973,474
Bank of America Corp., Series N (b)	4.376%	04/27/28	21,338,000	21,315,399
Bank of America Corp., Series N	4.477%	04/23/30	1,000,000	993,693
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	990,787
Capital One Financial Corp.	4.927%	05/10/28	10,000,000	10,023,867
Citibank NA	4.876%	11/19/27	1,750,000	1,753,301
Fifth Third Bancorp (b)	1.707%	11/01/27	1,200,000	1,188,390
Fifth Third Bancorp	4.967%	01/28/28	4,972,000	4,984,455
Goldman Sachs Group, Inc. (The)	4.148%	01/21/29	19,700,000	19,530,414
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,034,661
JPMorgan Chase & Co. (b)	1.470%	09/22/27	3,800,000	3,774,714
JPMorgan Chase & Co.	3.625%	12/01/27	14,326,000	14,161,866
JPMorgan Chase & Co. (b)	4.323%	04/26/28	6,675,000	6,662,978
Key Bank NA	5.850%	11/15/27	2,000,000	2,032,160
Key Bank NA	4.390%	12/14/27	1,600,000	1,596,640
Keycorp, Series S	5.121%	04/04/31	4,900,000	4,938,020
Morgan Stanley (b)	5.504%	05/26/28	15,000,000	15,125,779
Morgan Stanley	4.133%	10/18/29	7,760,000	7,654,076
Morgan Stanley	4.555%	04/10/30	5,000,000	4,968,288
Royal Bank of Canada	4.522%	10/18/28	500,000	500,033
Svenska Handelsbanken AB (c)	4.375%	06/11/29	2,500,000	2,488,373
Toronto-Dominion Bank (The)	4.861%	01/31/28	2,925,000	2,938,295
Truist Financial Corp.	4.144%	01/27/29	2,700,000	2,681,679
US Bancorp	6.787%	10/26/27	900,000	906,564
Wells Fargo & Co.	4.182%	01/23/30	20,500,000	20,231,287
				159,446,502
Brokerage Asset Managers Exchanges — 0.1%
Citadel Finance, LLC (c)	4.750%	02/14/29	7,900,000	7,776,185

14 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.8% continued
Communications — 0.2%
American Tower Corp.	5.200%	02/15/29	$4,135,000	$4,189,120
T-Mobile USA, Inc.	3.875%	04/15/30	7,003,000	6,785,735
				10,974,855
Consumer Cyclical — 0.4%
Dollar General Corp.	3.500%	04/03/30	4,305,000	4,106,616
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,037,801
Ford Motor Credit Co., LLC	7.350%	03/06/30	4,000,000	4,229,295
General Motors Financial Co.	5.400%	05/08/27	5,000,000	5,037,866
General Motors Financial Co.	5.050%	04/04/28	2,000,000	2,011,998
Volkswagen Group America (c)	4.900%	08/14/26	800,000	800,354
				21,223,930
Consumer Non-Cyclical — 0.1%
CVS Health Corp.	5.400%	06/01/29	2,975,000	3,039,745

Electric — 0.2%
National Rural Utilities Cooperative Finance Corp.	4.400%	05/11/29	475,000	472,944
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	9,538,026	9,529,759
				10,002,703
Energy — 0.0% (d)
Energy Transfer, LP	6.050%	12/01/26	500,000	503,205
Energy Transfer, LP	5.500%	06/01/27	1,000,000	1,006,564
				1,509,769
Insurance — 1.0%
Jackson National Life Global Funding (c)	5.550%	07/02/27	3,150,000	3,178,140
Jackson National Life Insurance Co. (c)	8.150%	03/15/27	2,525,000	2,568,615
Lincoln Financial Global Funding (c)	4.625%	05/28/28	6,560,000	6,555,492
Met Tower Global Funding (c)	4.000%	01/14/29	750,000	739,526

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 1.0% continued
New York Life Global Funding (c)	4.700%	01/29/29	$10,000,000	$10,018,597
Northwestern Mutual Global Funding (c)	4.400%	03/30/29	10,000,000	9,952,667
Pricoa Global Funding (a)(c)	4.400%	08/27/27	1,000,000	1,000,459
Principal Life Global Funding II (c)	4.600%	08/19/27	500,000	501,116
Principal Life Global Funding II (c)	4.650%	05/18/29	7,725,000	7,702,241
Protective Life Global Funding (c)	4.161%	01/15/29	14,912,000	14,707,273
RGA Global Funding (c)	2.000%	11/30/26	800,000	792,188
				57,716,314
Technology — 0.8%
Cisco Systems, Inc.	2.500%	09/20/26	7,920,000	7,893,398
Foundry JV Holdco, LLC (c)	5.900%	01/25/30	2,801,000	2,889,863
Microsoft Corp.	3.300%	02/06/27	18,960,000	18,860,212
Mobility Global, Inc. (c)	5.050%	06/15/29	4,575,000	4,582,869
Oracle Corp.	2.300%	03/25/28	7,247,000	6,935,734
Oracle Corp.	4.550%	02/04/29	5,000,000	4,929,065
				46,091,141
Transportation — 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	284,432	284,323
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,124,000	1,090,342
Penske Truck Leasing (c)	6.050%	08/01/28	4,627,000	4,736,010
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	373,385	377,782
				6,488,457

Total Corporate Credit
(Cost $325,500,520)				$324,269,601

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8%
ABS-Other — 6.3%
ACHD Trust, Series 2025-DS1, Class A (c)	5.978%	01/09/34	$2,396,369	$2,398,692
ACHD Trust, Series 2025-DS1, Class B (c)	9.380%	01/09/34	1,300,000	1,312,359
ACHD Trust, Series 2026-DS1, Class A (c)(e)	5.672%	07/10/34	22,600,000	22,591,111
ACHD Trust, Series 2026-DS1, Class B (c)(e)	8.245%	07/10/34	2,000,000	1,998,564
AMDR ABS Trust, Series 2025-1A, Class A (c)	6.378%	12/19/33	444,186	444,527
AMDR ABS Trust, Series 2025-1A, Class B (c)	9.691%	12/19/33	7,625,000	7,703,297
Bayview Opportunity Master Fund VII, Series 2026-BRD1, Class B (1* SOFR30A + 190) (b)(c)	5.490%	03/25/34	21,518,000	21,521,013
Bayview Opportunity Master Fund VII, Series 2026-CRD1, Class D (1* SOFR30A + 300) (b)(c)	6.590%	03/25/34	21,350,000	21,352,989
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,420,251	1,413,060
DailyPay Securitization Trust, Series 2025-1A, Class A (c)	5.630%	06/25/28	20,000,000	20,063,782
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/28	8,850,000	8,717,001
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/28	9,900,000	9,521,614

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 6.3% continued
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/28	$14,280,000	$13,732,957
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	7,578,883	7,002,096
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	1,798,389	1,505,888
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,423,396	1,159,347
Mosaic Solar Loans, LLC, Series 2017-1A, Class A (c)	4.450%	06/20/42	2,662,972	2,619,586
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	229,949	206,493
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	697,565	594,697
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	4,250,480	3,965,802
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	11,000,000	1,226,994
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	635,736	620,230
OHS Issuer, LLC, Series 2026-1, Class A2 (c)	5.980%	02/25/61	18,812,083	18,323,754
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	2,756,370	2,791,842
PowerPay Issuance Trust, Series 2025-1A, Class A (c)	5.230%	11/18/41	21,919,403	21,770,781

16 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
ABS-Other — 6.3% continued
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (c)	5.940%	03/25/42	$10,877,944	$10,990,664
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	727,603	668,659
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	4,918,696	5,043,274
US Bank Credit-Linked Notes, Series 2025-SUP2, Class B2 (1* SOFR30A + 135) (b)(c)	4.978%	09/25/32	13,724,401	13,768,717
US Bank NA, Series 2025-SUP2, Class B1 (c)	4.818%	09/25/32	7,822,908	7,742,372
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (b)(c)	5.828%	09/25/32	3,242,390	3,258,517
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (b)(c)	10.128%	09/25/32	12,008,851	12,116,197
US Bank NA, Series 2026-SUP1, Class R (1* SOFR30A + 650) (b)(c)	1.009%	06/27/33	16,000,000	15,999,346
US Bank NA, Series 2026-SUP1, Class C (1* SOFR30A + 185) (b)(c)	5.443%	06/27/33	12,800,000	12,816,000
US Bank NA, Series 2026-SUP1, Class B1 (c)	5.500%	06/27/33	71,550,000	71,734,671
				348,696,893

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS — 0.4%
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A1 (c)	5.290%	11/25/35	$21,454,829	$21,453,927

Agency MBS CMO — 2.4%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (b)	4.157%	05/15/35	183,945	183,278
FHLMC, Series 3121, Class FM (1* SOFR + 40) (b)	4.107%	03/15/36	112,087	111,635
FHLMC, Series 5545, Class MV	5.250%	04/25/36	13,908,806	13,876,405
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	4.807%	11/15/37	1,591,035	1,587,904
FHLMC, Series 3925, Class FL (1* SOFR + 45) (b)	4.157%	01/15/41	4,794	4,792
FHLMC, Series 4314, Class PF (1* SOFR + 40) (b)	4.107%	07/15/43	31,468	31,399
FHLMC, Series 5391, Class EA	5.500%	05/25/49	2,643,982	2,651,045
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	607,761
FHLMC, Pool #QH-5181	6.000%	11/01/53	7,957,805	8,208,284
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	7,709,028	7,479,763
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	4.377%	07/25/36	241,718	237,347
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	4.122%	11/25/36	118,188	117,432
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (b)	4.242%	12/25/40	130,719	129,893
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,284,406	3,072,505

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Agency MBS CMO — 2.4% continued
FNMA, Series 2012-33, Class F (1* SOFR + 52)	4.262%	04/25/42	$68,234	$67,939
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,453,930	1,388,081
FNMA, Series 2023-14, Class G	6.000%	06/25/48	3,158,961	3,196,065
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	271,299	270,286
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	7,856,918	7,865,114
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	5,374,894	5,419,259
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,210,517	3,258,360
GNMA, Series 2023-154, Class V	6.500%	07/20/34	10,169,785	10,294,066
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	7,334,735	7,375,034
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	7,365,147	7,442,328
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	4,924,895	4,987,872
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	14,385,792	14,572,176
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	6,443,530	6,469,552
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	2,503,455	2,543,789
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	3,879,031	3,974,111
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	2,319,350	2,371,711
GNMA, Series 2024-144, Class DB	6.500%	09/20/54	4,096,444	4,162,814

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 2.4% continued
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	$8,946,139	$9,054,280
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (b)	4.276%	10/20/62	115,163	115,065
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (b)	4.291%	10/20/62	89,449	89,379
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	4.819%	05/20/66	12,559	12,640
				133,229,364
Agency MBS CMO Derivatives — 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	2.893%	05/15/36	274,449	26,208
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	111,377	1,165
FNMA, Series 301, Class (PO)	0.000%	04/25/29	49,407	46,694
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	2.808%	05/25/40	208,168	18,480
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	338,324	56,762
				149,309
Agency MBS Passthrough — 9.1%
FHLMC, Pool #QH-5484	1.500%	11/01/31	17,244,504	16,169,369
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,658,674	1,487,446
FHLMC, Pool #G6-0257	5.500%	06/01/41	242,501	249,555
FHLMC, Pool #RB5392	5.500%	03/01/46	10,928,712	11,065,656
FHLMC, Pool #84-1354	3.480%	11/01/48	2,525,977	2,622,233
FHLMC, Pool #QG-9457	6.500%	08/01/53	7,194,492	7,526,625
FHLMC, Pool #841741 (1* SOFR30A + 217) (b)	5.463%	04/01/54	9,285,695	9,383,116

18 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Agency MBS Passthrough — 9.1% continued
FHLMC, Pool #QI6079	6.000%	05/01/54	$6,360,523	$6,534,774
FHLMC, Pool #QX8788	6.000%	03/01/55	25,304,022	25,945,025
FNMA, Pool #AL8682	2.000%	07/01/31	3,414,698	3,248,849
FNMA, Pool #CA8542	2.500%	01/01/41	1,775,801	1,576,919
FNMA, Pool #MA6009	5.500%	03/01/46	37,632,505	37,958,571
FNMA, Pool #BP6608	2.205%	08/01/50	1,751,023	1,743,305
FNMA, Pool #BM7138	1.694%	10/01/51	5,971,729	5,735,472
FNMA, Pool #FS4736	6.500%	05/01/53	28,386,028	29,373,929
FNMA, Pool #FS5590	5.500%	07/01/53	17,166,322	17,315,019
FNMA, Pool #DA1518	6.000%	10/01/53	13,454,137	13,826,301
FNMA, Pool #DC7023	6.000%	12/01/54	7,886,561	8,068,864
FNMA, Pool #DC9695	6.000%	01/01/55	7,923,156	8,114,582
FNMA, Pool #FNBM7863	5.358%	10/01/55	11,070,978	11,204,901
FNMA, Pool #DF3843 (1* SOFR30A + 231) (b)	5.507%	11/01/55	11,269,627	11,433,063
FNMA, Pool #BM7901 (1* SOFR30A + 220) (b)	5.180%	12/01/55	32,448,811	32,765,942
GNMA, Pool #CM7497C	5.000%	08/20/52	2,794,833	2,744,759
GNMA, Pool #MA9367	8.000%	12/20/53	1,781,196	1,829,089
GNMA, Pool #787960	7.000%	11/20/54	2,018,787	2,060,455
GNMA, Pool #787873	7.000%	03/20/55	5,889,814	6,110,681
GNMA, Pool #788003	7.000%	06/20/55	3,821,598	3,964,840
GNMA, Pool #DL7645	7.500%	08/20/55	1,468,281	1,599,205
GNMA, Pool #DL7644	7.500%	09/20/55	28,403,319	30,885,906
GNMA, Pool #788268 (1* H15T1Y + 153) (b)	5.451%	10/20/55	12,662,162	12,788,542

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 9.1% continued
GNMA, Pool #G2DM6320	7.500%	11/20/55	$12,614,133	$13,654,889
GNMA, Pool #DL7314	7.500%	12/20/55	5,977,081	6,472,669
GNMA, Pool #DN1969	7.500%	01/20/56	16,205,499	17,604,587
GNMA, Pool #DP3323	7.500%	02/20/56	18,354,829	19,888,159
GNMA, Pool #DQ9612	7.500%	04/20/56	3,354,752	3,649,487
GNMA, Pool #DQ9631	7.500%	05/20/56	3,331,346	3,622,588
GNMA, Pool #DQ9640	7.500%	06/20/56	3,911,615	4,241,324
GNMA, Pool #CW0334C	7.000%	07/20/63	1,328,334	1,392,267
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	10,814,150	11,024,976
GNMA, Pool #CW0526C	7.000%	08/20/63	781,953	819,589
GNMA, Pool #DH9776	7.000%	03/20/65	27,928,656	29,302,243
GNMA, Pool #DJ1033	7.000%	04/20/65	66,773,958	70,098,298
				507,104,069
Auto Loan — 7.1%
ACM Auto Trust, Series 2025-3A, Class A (c)	5.010%	01/22/30	5,055,627	5,019,698
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	5,950,000	5,981,218
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (c)	10.219%	06/15/33	4,060,974	4,058,396
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (c)	10.783%	09/15/33	4,015,622	3,995,490
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class G (c)	10.580%	03/15/34	5,099,650	5,091,205

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Auto Loan — 7.1% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	$552,752	$553,623
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,347,989
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,221,727
FinBe USA Trust, Series 2025-1A, Class A (c)	5.700%	12/15/28	4,833,613	4,829,287
First Help Financial, LLC, Series 2026-1A, Class A1 (c)	4.631%	05/17/27	9,102,734	9,102,781
First Help Financial, LLC, Series 2023-1A, Class B (c)	6.770%	05/15/29	5,000,000	5,016,242
First Help Financial, LLC, Series 2025-2A, Class A2 (c)	5.750%	05/15/30	5,468,308	5,484,641
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	12,964,661
First Help Financial, LLC, Series 2026-1A, Class A2 (c)	5.410%	09/16/30	34,700,000	34,819,947
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,631,499
Flagship Credit Auto Trust, Series 2023-1, Class C (c)	5.430%	05/15/29	13,654,399	13,666,735
Flagship Credit Auto Trust, Series 2023-3, Class B (c)	5.640%	07/16/29	3,682,781	3,688,526

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.1% continued
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	$23,112,224	$23,044,732
Lendbuzz Securitization Trust, Series 2024-3A, Class A2 (c)	4.970%	10/15/29	7,762,378	7,764,049
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (c)	5.180%	05/15/30	2,252,202	2,255,187
Lendbuzz Securitization Trust, Series 2026-1A, Class A2 (c)	4.680%	07/15/30	11,300,060	11,273,620
Lendbuzz Securitization Trust, Series 2025-1A, Class A2 (c)	5.100%	10/15/30	10,787,335	10,795,440
Lobel Automobile Receivables Trust, Series 2026-1, Class A (c)	4.880%	10/16/28	18,660,576	18,633,037
Lobel Automobile Receivables Trust, Series 2026-1, Class B (c)	5.530%	04/16/29	10,558,000	10,524,656
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,747,678
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,736,430
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,025,342
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (c)	8.480%	01/20/39	5,400,000	5,371,555

20 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Auto Loan — 7.1% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	$4,562,892	$4,570,299
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (c)	5.415%	06/27/33	37,180,968	37,112,499
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (c)	6.020%	06/27/33	14,303,880	14,286,474
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	20,663,636	20,679,711
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (c)	10.739%	04/25/34	11,250,000	11,306,301
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	10,000,000	9,768,671
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B (c)	6.211%	07/25/35	10,000,000	9,980,518
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class D (c)	7.720%	07/25/35	16,500,000	16,234,998
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (c)	11.049%	01/16/34	2,750,000	2,768,363
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)(e)	6.610%	10/15/27	875,485	161,527

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.1% continued
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)(e)	6.360%	12/15/27	$1,080,422	$982,103
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)(e)	6.570%	02/15/28	5,750,000	5,226,750
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)(e)	6.930%	04/17/28	2,500,000	225,000
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)(e)	7.610%	08/15/28	6,000,000	722,400
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)(e)	5.360%	09/15/28	2,875,000	2,613,663
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (c)(e)	6.340%	04/16/29	2,930,000	263,700
United Auto Credit Securitization Trust, Series 2026-1, Class A (c)	4.750%	06/12/28	8,507,043	8,505,834
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	264,497	265,928
Veros Auto Receivables Trust, Series 2026-1, Class A (c)	4.530%	08/15/28	11,219,019	11,214,141
Veros Auto Receivables Trust, Series 2026-1, Class B (c)	4.840%	05/15/29	4,500,000	4,488,383
				396,022,654

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
CRE/CLO — 2.2%
A10 Securitization, Series 2025-FL6, Class B (1* TSFR1M + 239) (b)(c)	6.017%	05/15/42	$5,063,000	$5,069,065
A10 Securitization, Series 2025-FL6, Class C (1* TSFR1M + 279) (b)(c)	6.416%	05/15/42	6,750,000	6,758,397
A10 Securitization, Series 2025-FL6, Class D (1* TSFR1M + 339) (b)(c)	7.015%	05/15/42	5,719,000	5,726,463
A10 Securitization, Series 2025-FL6, Class E (1* TSFR1M + 404) (b)(c)	7.665%	05/15/42	2,125,000	2,127,737
Arbor Realty Collateralized Loan, Series 2022-FL1, Class C (1* SOFR30A + 230) (b)(c)	5.893%	01/15/37	2,600,000	2,599,984
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (b)(c)	6.593%	01/15/37	8,000,000	7,999,936
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(c)	6.790%	01/18/41	6,500,000	6,538,811
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(c)	7.290%	01/18/41	9,500,000	9,556,211

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 2.2% continued
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (b)(c)	6.332%	08/20/42	$5,388,000	$5,394,132
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(c)	5.392%	02/15/38	5,250,000	5,225,855
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.242%	05/15/38	7,975,000	7,725,319
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(c)	5.042%	05/17/38	9,778,348	9,773,410
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (b)(c)	6.128%	08/18/41	4,500,000	4,503,235
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (b)(c)	6.577%	08/18/41	8,500,000	8,506,519
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (b)(c)	7.675%	08/18/41	7,500,000	7,498,207
MF1 Multifamily Housing Mortgage Trust, Series 2026-FL21, Class A (1* TSFR1M + 135) (b)(c)	4.987%	02/18/41	17,750,000	17,755,715
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	7.700%	09/17/39	6,000,000	5,966,490

22 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
CRE/CLO — 2.2% continued
PFP III, Series 2025-12, Class B (1* TSFR1M + 204) (b)(c)	5.679%	12/18/42	$5,000,000	$5,012,365
				123,737,851
Credit Cards — 4.5%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	5,000,000	5,165,625
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class D (c)	8.360%	12/17/35	7,500,000	7,396,896
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class E (c)	11.440%	12/17/35	7,000,000	6,906,972
Continental Finance Credit Card, LLC, Series 2024-A, Class D (c)	9.420%	12/15/32	6,500,000	6,563,309
Continental Finance Credit Card, LLC, Series 2024-A, Class E (c)	12.760%	12/15/32	19,728,000	20,038,146
Genesis Sales Finance Master Trust, Series 2024-B, Class C (c)	6.610%	12/20/32	23,333,000	23,195,310
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,500,000	5,412,165
Genesis Sales Finance Master Trust, Series 2024-B, Class E (c)	9.800%	12/20/32	20,000,000	19,606,444
Genesis Sales Finance Master Trust, Series 2024-B, Class F (c)	13.370%	12/20/32	20,167,000	19,562,506

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 4.5% continued
GPCC Amortizing Receivables, Series 2026-1A, Class A (c)	5.960%	06/16/36	$48,850,000	$48,846,874
GPCC Amortizing Receivables, Series 2026-1A, Class B (c)	6.360%	06/16/36	11,807,000	11,806,269
GPCC Amortizing Receivables, Series 2026-1A, Class C (c)	6.850%	06/16/36	7,000,000	6,999,905
GPCC Amortizing Receivables, Series 2026-1A, Class D (c)	9.260%	06/16/36	37,960,000	37,953,486
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class C (c)	5.800%	06/21/32	9,125,000	9,099,976
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class D (c)	6.390%	06/21/32	8,575,000	8,552,898
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (c)	12.190%	01/15/30	5,910,000	5,926,519
Mission Lane Credit Card Master Trust, Series 2026-A, Class E (c)	8.360%	07/15/32	5,000,000	4,994,014
				248,027,314
Equipment — 1.1%
Business Jet Securities, LLC, Series 2026-1A, Class C (c)	8.179%	06/15/56	1,300,000	1,306,802
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	7,106,754
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	2,475,758	2,503,056
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	1,433,333	1,500,684

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Equipment — 1.1% continued
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	$2,120,000	$2,210,991
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	9,500,000	9,544,551
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,622,944
NMEF Funding, LLC, Series 2025-B, Class E (c)	7.660%	01/18/33	3,500,000	3,560,916
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	1,789,679	1,782,557
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	583,149	582,577
US Bank Credit-Linked Notes, Series 2026-RVM1, Class C (c)	5.595%	12/25/46	8,215,024	8,152,163
US Bank Credit-Linked Notes, Series 2026-RVM1, Class E (c)	7.880%	12/25/46	7,381,288	7,302,123
VFI ABS, LLC, Series 2025-1A, Class A (c)	4.780%	06/24/30	9,716,297	9,724,325
				59,900,443
HECM — 5.9%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	1,128,292	1,085,040
Boston Lending Trust, Series 2022-3, Class A (c)	3.500%	07/25/62	3,937,309	3,879,393
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,570,041	1,450,627

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.9% continued
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	$6,323,058	$6,212,629
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,462,812	4,000,796
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	5,299,590	5,001,172
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,646,113	1,495,091
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,646,113	1,537,550
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	8,584,406	8,429,164
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	7,897,423	7,828,486
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (c)	5.000%	01/25/65	14,487,444	14,399,994
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,348,754	4,105,529

24 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
HECM — 5.9% continued
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	$2,000,000	$1,940,323
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	5,573,377	5,489,690
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	8,189,364
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	7,321,550
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	15,177,399	15,007,896
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (c)	4.000%	08/25/34	6,000,000	5,778,023
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (b)(c)	4.000%	08/25/34	5,750,000	5,634,841
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	5,181,957	5,024,893
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M2 (c)	2.000%	02/25/52	4,363,753	4,248,919
MOO Securitization Trust, Series 2026-RM2, Class M2 (b)(c)	4.750%	06/25/66	1,450,000	1,282,589
Ocwen Loan Investment Trust, Series 2024-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	5,482,010

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.9% continued
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	$2,500,000	$2,461,338
Ocwen Loan Investment Trust, Series 2024-HB1, Class A (c)	3.000%	02/25/37	2,524,389	2,501,079
Ocwen Loan Investment Trust, Series 2025-HB2, Class M4 (c)	3.000%	11/25/38	13,200,000	11,173,403
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (c)	3.000%	11/25/38	6,750,000	6,286,646
Ocwen Loan Investment Trust, Series 2025-HB2, Class A (c)	3.000%	11/25/38	8,524,391	8,321,425
Ocwen Loan Investment Trust, Series 2026-HB1, Class M3 (b)(c)	3.000%	03/25/39	9,000,000	8,187,634
Ocwen Loan Investment Trust, Series 2026-HB1, Class A (c)	3.000%	03/25/39	17,280,017	16,736,408
Ocwen Loan Investment Trust, Series 2026-HB3, Class M2 (c)	3.000%	06/25/39	6,442,000	5,908,654
Ocwen Loan Investment Trust, Series 2026-HB3, Class M4 (b)(c)	3.000%	06/25/39	6,000,000	5,049,000
Ocwen Loan Investment Trust, Series 2026-HB3, Class A (c)	3.000%	06/25/39	30,000,000	29,350,620
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	3,650,000	3,499,549

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
HECM — 5.9% continued
Onity Loan Investment Trust, Series 2025-HB1, Class A (c)	3.000%	06/25/38	$7,636,614	$7,486,709
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (c)	3.000%	06/25/38	2,500,000	2,206,496
Onity Loan Investment Trust, Series 2026-HB2, Class A (c)	3.000%	05/25/39	17,907,096	17,521,043
Onity Loan Investment Trust, Series 2026-HB2, Class M2 (c)	3.000%	05/25/39	3,900,000	3,600,399
Onity Loan Investment Trust, Series 2026-HB2, Class M4 (b)(c)	3.000%	05/25/39	7,500,000	6,322,654
Onity Loan Investment Trust, Series 2026-HB2, Class M5 (c)	3.000%	05/25/39	6,000,000	4,711,924
Onity Loan Investment Trust, Series 2026-HB3, Class M5 (b)(c)	3.000%	06/25/39	7,000,000	5,437,600
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,861,269
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,850,000	6,471,367
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	2,250,963	2,100,052
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	870,338

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.9% continued
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	$11,559,670	$11,074,493
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,764,783	2,552,106
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	2,636,262	2,531,486
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	7,016,359	6,773,443
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	3,240,498
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	2,600,000	2,414,701
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	5,631,695
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	5,800,000	5,336,484
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	1,600,000	1,508,841
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	3,716,740
				328,671,663
Hospitality — 1.4%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (b)(c)	6.175%	08/15/42	7,400,000	7,409,250

26 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Hospitality — 1.4% continued
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (b)(c)	5.025%	02/15/42	$7,850,000	$7,867,172
FS Trust, Series 2026-HULA, Class A (1* TSFR1M + 145) (b)(c)	5.075%	03/15/41	32,000,000	32,070,000
Hawaii Hotel Trust, Series 2025-MAUI, Class A (1* TSFR1M + 139) (b)(c)	5.018%	03/15/42	7,667,500	7,681,877
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(c)	6.475%	03/15/42	5,620,000	5,620,000
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A (1* TSFR1M + 150) (b)(c)	5.125%	06/15/39	10,950,000	10,977,375
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	9,000,000	9,014,349
				80,640,023
Industrial — 0.7%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class C (1* TSFR1M + 219) (b)(c)	5.818%	03/15/42	5,750,000	5,724,844
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (b)(c)	6.875%	07/15/27	14,450,000	14,450,000
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (b)(c)	5.700%	12/15/44	21,625,000	21,645,273
				41,820,117

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 2.9%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (b)(c)	7.713%	08/13/41	$14,750,000	$13,875,273
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	2,950,000	2,443,927
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(c)	5.139%	03/15/38	18,981,900	18,127,714
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(c)	5.489%	03/15/38	28,910,000	27,340,985
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (b)(c)	6.090%	03/15/38	14,195,300	12,878,284
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (b)(c)	6.689%	03/15/38	10,990,000	9,699,998
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	4.921%	05/15/39	49,945,000	47,572,612
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (b)(c)	5.419%	05/15/39	12,250,000	10,718,738
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(c)	5.719%	05/15/39	16,750,000	14,069,983

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Laboratory — 2.9% continued
Life Financial Services Trust, Series 2022-BMR2, Class D (1* TSFR1M + 254) (b)(c)	6.167%	05/15/39	$6,515,000	$5,081,693
				161,809,207
Multifamily — 5.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (b)(c)	5.766%	08/15/39	6,070,758	6,093,523
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	6.715%	08/15/39	25,150,284	25,197,440
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	5.900%	01/25/28	2,254,710	2,202,626
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	5.650%	06/25/28	4,142,895	3,984,140
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	5.664%	07/25/28	2,503,081	2,457,259
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	6.000%	01/25/29	2,955,419	2,849,020
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (b)(c)	6.114%	02/25/29	2,045,713	1,976,420
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	6.014%	08/25/29	2,430,424	2,326,776

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.4% continued
MultiFamily Connecticut Avenue, Series 2020-01, Class M-10 (1* SOFR30A + 386) (b)(c)	7.492%	03/25/50	$21,490,782	$21,796,411
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (b)(c)	11.242%	03/25/50	14,063,000	14,526,241
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	6.378%	07/25/54	19,654,779	19,846,299
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(c)	6.028%	05/25/55	18,331,686	18,569,177
MultiFamily Structured Credit Risk Notes, Series 2026-MN14, Class M-1 (1* SOFR30A + 170) (b)(c)	5.290%	06/25/46	17,000,000	17,031,647
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (b)(c)	7.178%	07/25/41	49,035,107	49,192,932
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (b)(c)	9.128%	07/25/41	16,504,000	16,594,749

28 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Multifamily — 5.4% continued
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (b)(c)	6.478%	05/25/44	$5,880,019	$5,938,346
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	6.078%	10/25/44	9,475,283	9,535,007
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(c)	5.678%	02/25/45	14,573,744	14,432,760
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(c)	6.478%	02/25/45	10,250,000	10,278,440
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (b)(c)	8.578%	02/25/45	4,010,000	4,092,451
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (c)	5.378%	11/25/45	19,917,932	19,915,715
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	5.628%	01/25/51	1,202,381	1,200,970

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.4% continued
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	5.928%	11/25/51	$5,415,192	$5,416,624
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (b)(c)	10.478%	11/25/51	13,500,000	14,280,253
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	7.878%	05/25/52	7,915,579	8,024,775
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (b)(c)	10.128%	05/25/52	1,650,000	1,809,924
				299,569,925
Non-Agency MBS 2.0 — 3.6%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	5.178%	02/25/50	1,730,000	1,687,843
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1 (c)	5.534%	04/25/63	18,816,562	18,790,569
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A3 (c)	5.937%	04/25/63	10,822,327	10,807,382
GS Mortgage-Backed Securities Trust, Series 2025-DSC1, Class A1 (c)	4.974%	06/25/65	17,338,557	17,188,022

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Non-Agency MBS 2.0 — 3.6% continued
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1 (c)	5.013%	07/25/65	$11,993,249	$11,893,959
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1 (c)	5.148%	01/25/66	13,481,999	13,354,592
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	4.928%	03/25/51	3,385,087	3,378,520
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	5.428%	03/25/51	1,118,123	1,112,587
Redwood Funding Trust, Series 2025-RR1, Class A1 (c)	6.767%	06/27/28	30,648,931	30,634,495
Redwood Funding Trust, Series 2026-1, Class A (c)	5.934%	09/27/56	18,635,242	18,522,349
Redwood Funding Trust, Series 2026-2, Class A (c)	6.259%	11/27/56	22,012,495	21,945,159
Redwood Funding Trust, Series 2025-3, Class A (c)	6.231%	12/27/56	15,371,050	15,455,314
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	4,275,000	4,312,859
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,283,067	23,118,014

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 3.6% continued
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	$7,420,883	$7,362,146
				199,563,810
Non-Performing Loan — 0.7%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (c)	8.996%	11/25/29	10,000,000	9,975,471
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	12,636,177	12,683,815
Saluda Grade Alternative Mortgage Trust, Series 2026-NPL1, Class A1 (c)	6.595%	04/25/31	15,462,936	15,394,566
				38,053,852
Non-QM — 2.5%
COLT Funding, LLC, Series 2025-6, Class A1 (c)	5.529%	08/25/70	25,223,796	25,239,765
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	13,978,988	13,141,418
GS Mortgage-Backed Securities Trust, Series 2025-NQM4, Class A1 (c)	5.006%	10/25/65	37,787,306	37,461,791
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A1 (c)	5.222%	05/25/66	14,466,893	14,352,342
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A2 (c)	5.527%	05/25/66	4,581,183	4,550,009

30 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Non-QM — 2.5% continued
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A3 (c)	5.730%	05/25/66	$13,502,434	$13,418,673
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1 (c)	5.648%	06/25/65	17,101,281	17,108,853
Verus Securitization Trust, Series 2026-2, Class A1 (c)	4.590%	02/25/71	14,429,176	14,228,136
				139,500,987
Office — 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	5,750,000	5,289,885
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (c)(e)	3.289%	01/15/32	9,000,000	5,174,820
Bay Trust, Series 2026-MDWS, Class A (1* TSFR1M + 164) (b)(c)	5.243%	06/15/41	20,750,000	20,672,187
COLEM Mortgage Trust, Series 2022-HLNE, Class B (b)(c)	2.461%	04/12/42	4,800,000	4,523,863
COLEM Mortgage Trust, Series 2022-HLNE, Class D (c)	2.461%	04/12/42	3,360,000	2,948,304
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class A (1* TSFR1M + 160) (b)(c)	5.225%	01/15/42	8,000,000	7,985,168

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.5% continued
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class C (1* TSFR1M + 240) (b)(c)	6.025%	01/15/42	$4,680,000	$4,671,317
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (b)(c)	6.775%	01/15/42	9,200,000	9,150,473
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(c)	5.925%	12/15/35	2,000,000	1,830,000
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	6,500,000	6,408,304
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class C (c)	6.692%	09/15/40	12,500,000	12,265,316
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	4,285,000	4,222,326
				85,141,963
Residential Transition Loan — 5.7%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	12/31/26	1,560,698	1,083,391
Anchor Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.718%	05/25/40	9,400,000	9,378,351
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1 (c)	6.014%	05/25/31	23,800,000	23,918,998

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Residential Transition Loan — 5.7% continued
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A2 (c)	7.427%	05/25/31	$3,650,000	$3,669,943
Colony American Finance Ltd., Series 2026-R1, Class A1 (c)	6.773%	03/25/36	19,211,773	19,166,691
Colony American Finance Ltd., Series 2026-R1, Class A2 (c)	10.054%	03/25/36	2,085,000	2,073,847
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	5,450,000	5,521,948
Fidelis Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.880%	02/27/40	26,000,000	26,048,747
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (c)	8.400%	07/25/40	4,488,000	4,512,279
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	12,273,781	12,282,753
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,004,476
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	30,000,000	30,035,922
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,765,618
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (c)	6.092%	07/25/39	9,500,000	9,511,364

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 5.7% continued
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	$34,000,000	$34,100,626
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.379%	01/25/40	3,750,000	3,797,511
LHOME Mortgage Trust, Series 2026-RTL1, Class A1 (c)	4.908%	01/25/41	6,500,000	6,450,587
LHOME Mortgage Trust, Series 2026-RTL1, Class A2 (c)	5.211%	01/25/41	6,000,000	5,933,860
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.539%	02/25/40	9,800,000	9,804,867
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	4,986,159	4,936,164
ROC Securities Trust, Series 2025-RTL1, Class A1 (c)	5.625%	02/25/40	25,000,000	25,009,648
ROC Securities Trust, Series 2025-RTL1, Class M1 (c)	6.990%	02/25/40	7,700,000	7,716,652
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	29,000,000	29,034,243
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	5,400,000	5,408,775
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,709,659
TVC Mortgage Trust, Series 2026-RRTL1, Class A1 (c)	4.964%	04/25/40	18,000,000	17,791,963
TVC Mortgage Trust, Series 2026-RRTL1, Class A2 (c)	5.315%	04/25/40	2,349,000	2,321,738
				316,990,621

32 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Second Lien — 4.5%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	$9,720,298	$9,685,056
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	10,760,435	10,817,203
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	9,978,277	9,962,110
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	38,302,359	38,115,551
Point Securitization Trust, Series 2023-1, Class A1 (c)	6.500%	11/25/53	5,483,058	5,489,181
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	6,267,415	6,265,419
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	5,809,042	5,820,880
Point Securitization Trust, Series 2025-2, Class A1 (c)	5.750%	09/25/55	14,726,925	14,620,769
Point Securitization Trust, Series 2025-2, Class B1 (c)	7.000%	09/25/55	4,800,000	4,251,613
Point Securitization Trust, Series 2026-1, Class A1 (c)	5.250%	02/25/56	13,408,999	13,190,370
Point Securitization Trust, Series 2026-1, Class B1 (c)	7.000%	02/25/56	1,900,000	1,669,731
Splitero Trust, Series 2025-1, Class A1 (c)	5.750%	12/25/55	7,799,735	7,724,218
Splitero Trust, Series 2026-1, Class A1 (c)	5.750%	06/25/56	7,150,000	7,068,340

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 4.5% continued
Unlock HEA Trust, Series 2024-1, Class A (c)	7.000%	04/25/39	$9,740,092	$9,703,313
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	17,319,148	17,275,665
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	17,828,541	17,831,884
Unlock HEA Trust, Series 2025-2, Class A (c)	6.000%	11/25/41	3,414,607	3,378,519
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	3,317,021	3,336,349
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	11,215,821	11,173,074
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	7,734,712	7,741,146
Vista Point Securitization Trust, Series 2026-CES1, Class A1 (c)	5.035%	02/25/56	26,138,342	25,853,761
Woodward Capital Management, Series 2023-CES2, Class A1A (b)(c)	6.808%	09/25/43	7,086,450	7,091,514
Woodward Capital Management, Series 2024-CES3, Class A1A (b)(c)	6.591%	05/25/44	8,170,586	8,226,758
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	3,140,269	3,149,365
				249,441,789
Single Family Rental — 0.8%
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	1,908,935	1,865,924

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Single Family Rental — 0.8% continued
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	$2,431,357	$2,379,271
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	71,932	71,028
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,986,848
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	391,985	391,226
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	5,000,000	4,988,929
Progress Residential Trust, Series 2021-SFR8, Class E2 (c)	2.532%	10/17/38	11,311,000	11,209,577
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,811,390
				45,704,193
Small Business — 2.2%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (c)	5.780%	07/15/31	15,000,000	14,971,311
FOR A Financial Asset Securitization, Series 2026-1A, Class A (c)	5.850%	06/15/32	7,040,000	7,033,147
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	11,000,000	11,020,726

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 2.2% continued
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (c)	5.490%	09/10/31	$10,000,000	$10,018,842
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (c)	5.690%	09/10/31	4,800,000	4,792,575
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	2,250,000	2,263,903
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	2,000,000	2,012,358
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (c)	9.900%	09/10/31	6,220,000	6,298,918
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (c)	12.057%	10/15/31	3,440,000	3,496,145
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	11,522,672	11,498,775
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	3,456,802	3,485,328
Newtek Alternative Loan Program, Series 2026-1, Class A (c)	5.720%	06/26/51	11,209,936	11,070,693
Newtek Alternative Loan Program, Series 2026-1, Class B (c)	7.180%	06/26/51	1,744,737	1,742,585
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	7.000%	10/25/49	1,082,001	1,087,691

34 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Small Business — 2.2% continued
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	7.500%	07/25/50	$3,281,000	$3,314,689
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	6,350,000	6,413,452
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	11,500,000	11,493,122
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,350,000	2,362,523
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	3,250,000	3,301,534
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,582,311
				123,260,628
Student Loan — 0.6%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	1,459,687	1,465,631
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,700,000	2,738,252
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	422,538	416,002
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	153,294	151,195

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.6% continued
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	$1,331,022	$1,302,777
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	926,052	857,416
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	474,775	448,293
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	186,031
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	1,007,566	1,000,478
Navient Refinance Loan Trust, Series 2026-A, Class A (c)	4.500%	01/18/56	18,083,808	17,826,423
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	5.013%	07/25/51	287,519	286,853
Social Professional Loan Program, LLC, Series 2021-B, Class AFX (c)	1.140%	02/15/47	7,452,274	6,502,609
				33,181,960
Unsecured Consumer — 11.3%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	476,131	476,750
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	360,587	361,745
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	9,860,243	9,934,555
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	2,860,637	2,893,124
ACHV ABS Trust, Series 2024-3AL, Class E (c)	7.000%	12/26/31	5,028,606	5,050,456

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 35

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Unsecured Consumer — 11.3% continued
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	$10,000,000	$10,043,383
Affirm, Inc., Series 2026-X1, Class D (c)	5.500%	04/15/31	19,850,000	19,815,403
AMCR ABS Trust, Series 2024-A, Class B (c)	6.970%	08/18/31	5,547,474	5,577,237
AMCR ABS Trust, Series 2024-A, Class C (c)	11.250%	08/18/31	6,000,000	6,190,257
AMCR ABS Trust, Series 2026-A, Class A (c)	5.580%	05/18/33	9,801,903	9,812,278
AMCR ABS Trust, Series 2026-A, Class C (c)	10.640%	05/18/33	1,750,000	1,811,398
Avant Loans Funding Trust, Series 2026-REV1, Class C (c)	5.250%	05/15/36	10,000,000	9,874,995
Avant Loans Funding Trust, Series 2026-REV1, Class F (c)	10.750%	05/15/36	1,870,000	1,896,478
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	2,988,293	3,061,449
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	14,520,000	14,546,882
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	11,390,000	11,559,320
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	26,250,000	26,500,273
Cherry Securitization Trust, Series 2025-1A, Class D (c)	12.690%	11/15/32	14,000,000	14,538,520

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 11.3% continued
LendingPoint Asset Securitization, Series 2022-C, Class C (c)	8.680%	02/15/30	$1,021,884	$1,020,733
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	978,129
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,968,709
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	985,746
Lendmark Funding Trust, Series 2025-2A, Class D (c)	5.980%	10/20/34	10,400,000	10,390,760
Lendmark Funding Trust, Series 2026-1A, Class D (c)	5.900%	11/20/35	5,025,000	4,982,944
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,789,630
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	4,000,000	4,023,871
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,025,895
OneMain Financial Issuance Trust, Series 2026-1A, Class D (c)	6.260%	07/14/39	16,775,000	16,834,043
Oportun Funding, LLC, Series 2024-3, Class D (c)	9.600%	08/15/29	8,300,000	8,398,802
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	551,371	543,215
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	1,107,805	1,100,984

36 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Unsecured Consumer — 11.3% continued
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	$3,252,394	$3,207,997
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	2,416,064	2,382,265
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	1,579,734	1,561,519
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	1,166,216	1,155,169
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	8,000,000	8,146,655
Oportun Funding, LLC, Series 2025-1, Class B (c)	5.240%	08/16/32	2,878,301	2,880,478
Oportun Funding, LLC, Series 2025-1, Class D (c)	8.270%	08/16/32	4,500,000	4,522,467
Oportun Funding, LLC, Series 2025-D, Class C (c)	5.800%	02/08/33	2,425,000	2,420,430
Oportun Funding, LLC, Series 2025-D, Class D (c)	6.970%	02/08/33	24,555,000	24,655,617
Oportun Funding, LLC, Series 2025-D, Class E (c)	10.820%	02/08/33	13,000,000	13,029,264
Oportun Funding, LLC, Series 2025-B, Class E (c)	9.400%	05/09/33	7,250,000	7,292,125
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	13,900,000	13,770,477
Pagaya AI Debt Selection Trust, Series 2026-4, Class A1 (c)	4.627%	06/15/27	25,000,000	24,990,093

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 11.3% continued
Pagaya AI Debt Selection Trust, Series 2025-R1, Class E (c)	12.105%	06/15/32	$184,229	$187,815
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	5,983,157	5,987,824
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	8,445,536	8,467,698
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (c)	12.626%	12/15/32	2,448,718	2,519,368
Pagaya AI Debt Selection Trust, Series 2025-4, Class C (c)	6.146%	01/17/33	12,999,538	13,049,959
Pagaya AI Debt Selection Trust, Series 2025-4, Class D (c)	6.572%	01/17/33	6,899,755	6,910,577
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (c)	5.440%	03/15/33	24,499,053	24,477,132
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	16,273,500	16,183,023
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (c)	5.064%	05/15/33	15,697,200	15,627,478
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (c)	5.409%	07/15/33	24,291,638	24,149,201
Pagaya AI Debt Selection Trust, Series 2026-1, Class B (c)	5.370%	09/15/33	23,984,358	23,821,658
Pagaya AI Debt Selection Trust, Series 2026-1, Class E (c)	9.232%	09/15/33	8,494,460	8,459,433
Pagaya AI Debt Selection Trust, Series 2026-4, Class B (c)	6.318%	01/16/34	12,000,000	12,039,559

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 82.8% continued
Unsecured Consumer — 11.3% continued
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	$14,400,000	$14,406,751
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	2,650,000	2,686,338
Pagaya Point of Sale Holdings, Series 2025-1, Class F (c)	12.000%	01/20/34	2,600,000	2,567,569
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class C (c)	5.506%	07/20/33	4,375,000	4,365,256
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,094,722	1,096,449
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	1,241,190	1,245,194
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	3,450,000	3,497,373
Reach Financial, LLC, Series 2023-1A, Class C (c)	8.450%	02/18/31	2,449,027	2,457,200
Reach Financial, LLC, Series 2024-2A, Class C (c)	6.130%	07/15/31	3,000,000	3,036,330
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	5,700,000	5,717,717
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	2,500,000	2,513,504

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 11.3% continued
RKTL, Series 2026-1A, Class D (c)	5.210%	02/26/35	$10,548,000	$10,337,739
RKTL, Series 2026-2A, Class D (c)	5.910%	05/25/35	12,764,000	12,719,492
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	9,724,735	9,761,427
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class A (c)	4.794%	09/15/32	4,914,502	4,913,441
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	9,250,000	9,211,132
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	19,300,000	19,198,090
Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class B (c)	4.979%	11/15/32	11,856,000	11,827,585
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C (c)	5.130%	03/15/34	10,000,000	9,878,205
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	7,052,704	7,071,063
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	1,044,612	1,042,920
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	10,300,000	10,229,202
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	177,919	177,679
				631,840,901

Total Securitized
(Cost $4,620,363,926)				$4,613,513,463

38 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 4.9%
U.S. Treasury Notes	3.750%	08/31/26	$25,000,000	$24,996,563
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,034,805
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,892,168
U.S. Treasury Notes (a)	4.500%	05/15/27	20,000,000	20,066,797
U.S. Treasury Notes (a)	2.250%	08/15/27	50,000,000	48,964,844
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	19,928,125
U.S. Treasury Notes	4.250%	02/15/28	25,000,000	25,028,320
U.S. Treasury Notes	3.625%	05/31/28	50,000,000	49,507,813
U.S. Treasury Notes	1.250%	09/30/28	40,000,000	37,515,625
U.S. Treasury Notes	3.875%	11/30/29	20,000,000	19,807,031
Total Treasury
(Cost $271,851,608)				$270,742,091

	Shares	Fair Value
Registered Investment Companies — 6.1%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (f)	339,707,438	$339,707,438
State Street Navigator Securities Lending Portfolio I, 3.34% (f)(g)	11,193	11,193
Total Registered Investment Companies
(Cost $339,718,631)		$339,718,631

Total Investment Securities — 99.6%
(Cost $5,557,434,685)		$5,548,243,786

Other Assets in Excess of Liabilities — 0.4%		22,429,943

Net Assets — 100.0%		$5,570,673,729

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $19,659,820.

(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2026 was $4,052,617,169, representing 72.7% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of June 30, 2026 was $41,186,632 representing 0.7% of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2026.

(g)	This security was purchased using cash collateral held from securities on loan.

H15T1Y — U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 39

Diamond Hill Securitized Total Return Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3%
ABS-Other — 3.8%
ACHD Trust, Series 2025-DS1, Class A (a)	5.978%	01/09/34	$28,193	$28,220
AMDR ABS Trust, Series 2025-1A, Class A (a)	6.378%	12/19/33	5,883	5,888
GoodGreen Trust, Series 2017-1A, Class A (a)	3.740%	10/15/52	108,509	100,326
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (a)	6.250%	06/20/57	165,277	160,133
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A (a)	4.200%	02/22/44	240,429	223,822
OHS Issuer, LLC, Series 2026-1, Class A2 (a)	5.980%	02/25/61	99,667	97,080
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (a)	5.940%	03/25/42	82,098	82,948
Service Experts Issuer, Series 2025-1A, Class B (a)	7.620%	01/20/37	350,000	354,207
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(b)	7.328%	09/25/32	171,555	173,508
				1,226,132
Agency MBS CMO — 49.6%
FHLMC, Series 4434, Class HZ	3.000%	06/15/37	630,554	523,634
FHLMC, Series 4045, Class PE	3.500%	05/15/42	410,000	368,408
FHLMC, Series 4161, Class LM	2.500%	08/15/42	224,058	196,848
FHLMC, Series 4158, Class CA	1.500%	12/15/42	157,759	136,394
FHLMC, Series 4152, Class GW	2.500%	01/15/43	877,077	708,928
FHLMC, Series 4210, Class Z	3.000%	05/15/43	157,265	132,901
FHLMC, Series 4425, Class TA	2.000%	01/15/45	1,231,978	1,053,440

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 49.6% continued
FHLMC, Series 5151, Class WN	2.000%	10/25/50	$368,340	$211,350
FHLMC, Series 5071, Class ZT	1.500%	02/25/51	1,630,761	702,265
FHLMC, Series 5131, Class JL	1.000%	08/25/51	575,908	432,308
FNMA, Series 2020-44, Class EG	2.000%	09/25/42	1,045,987	895,612
FNMA, Series 2012-103, Class ZP	3.000%	09/25/42	1,363,441	1,063,093
FNMA, Series 2012-152, Class TC	2.500%	01/25/43	257,000	202,045
FNMA, Series 2017-87, Class EA	3.000%	04/25/44	1,573,985	1,433,202
FNMA, Series 2016-61, Class ML	3.000%	09/25/46	400,000	338,082
FNMA, Series 2017-48, Class LH	2.500%	05/25/47	279,224	244,087
FNMA, Series 2018-28, Class CA	3.000%	05/25/48	162,131	143,144
FNMA, Series 2018-95, Class B	3.500%	01/25/49	1,770,954	1,592,719
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	360,296	272,484
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	192,201	110,841
FNMA, Series 2022-10, Class CK	2.250%	02/25/52	277,336	164,867
FNMA, Series 2019-22, Class BA	3.500%	12/25/58	488,633	456,667
GNMA, Series 2009-54, Class Z	6.000%	07/16/39	963,338	993,679
GNMA, Series 2012-97, Class CB	2.500%	08/16/42	743,383	621,568
GNMA, Series 2012-143, Class QD	1.500%	10/20/42	194,090	170,215
GNMA, Series 2012-129, Class PE	2.000%	11/16/42	250,000	200,554

40 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3% continued
Agency MBS CMO — 49.6% continued
GNMA, Series 2016-19, Class AC	3.000%	02/20/46	$195,000	$163,580
GNMA, Series 2020-123, Class EA	1.000%	08/20/50	455,331	253,936
GNMA, Series 2021-24, Class QD	1.250%	08/20/50	358,039	277,721
GNMA, Series 2020-123, Class PB	2.250%	08/20/50	472,499	384,266
GNMA, Series 2020-134, Class XL	1.000%	09/20/50	269,999	126,991
GNMA, Series 2020-138, Class NU	1.500%	09/20/50	272,251	152,716
GNMA, Series 2020-183, Class AY	2.000%	11/20/50	733,422	589,482
GNMA, Series 2021-87, Class DB	2.000%	05/20/51	642,665	550,519
				15,868,546
Agency MBS CMO Derivatives — 4.4%
FHLMC, Series 3616, Class S (IO) (-1* SOFR30A + 641) (b)	2.593%	12/15/39	648,571	50,579
FHLMC, Series 5092, Class KS (PO) (-1* SOFR30A + 330) (b)	0.000%	03/25/51	640,880	225,741
FHLMC, Series 5517, Class LT (IO) (-1* SOFR30A + 725) (b)	0.200%	03/25/55	4,038,651	24,499
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.258%	11/25/42	146,435	101,137
FNMA, Series 2012-133, Class WS (IO) (-.83* SOFR30A + 391) (b)	0.703%	12/25/42	134,430	79,103

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 4.4% continued
GNMA, Series 2004-106, Class SJ (IO) (-5* TSFR1M + 39) (b)	8.762%	12/16/34	$64,457	$61,262
GNMA, Series 2011-7, Class LS (IO)	2.373%	12/20/40	859,094	707,313
GNMA, Series 2022-90, Class US (PO) (-2.5* SOFR30A + 900) (b)	0.000%	02/20/52	247,825	164,940
				1,414,574
Agency MBS Passthrough — 3.0%
FHLMC, Pool #SD2217	6.000%	01/01/53	327,088	334,824
GNMA, Series 2020-16, Class MD	2.750%	02/20/50	612,612	516,265
GNMA, Pool #MA9367	8.000%	12/20/53	112,775	115,807
				966,896
Auto Loan — 2.8%
First Help Financial, LLC, Series 2023-1A, Class A2 (a)	6.570%	06/15/28	16,773	16,800
First Help Financial, LLC, Series 2023-1A, Class B (a)	6.770%	05/15/29	125,000	125,406
Huntington National Bank (The), Series 2025-2, Class B1 (a)	4.835%	09/20/33	71,889	71,679
Lendbuzz Securitization Trust, Series 2026-1A, Class D (a)	6.860%	02/15/33	90,940	91,179
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (a)	5.760%	01/20/39	100,000	99,290
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (a)	6.012%	06/26/34	100,000	97,687

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 41

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3% continued
Auto Loan — 2.8% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class D (a)	7.720%	07/25/35	$100,000	$98,394
Veros Auto Receivables Trust, Series 2026-1, Class C (a)	5.220%	07/15/31	100,000	99,630
Western Funding Auto Loan Trust, Series 2025-1, Class D (a)	5.790%	01/15/36	200,000	200,760
				900,825
CRE/CLO — 1.2%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(b)	7.290%	01/18/41	270,000	271,598
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(b)	6.332%	08/20/42	100,000	100,114
				371,712
Credit Cards — 0.5%
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class D (a)	6.390%	06/21/32	150,000	149,613

Equipment — 1.0%
CPF IV, LLC, CP EF Asset Securitization, LLC, Series 2026-1A, Class E (a)	6.200%	01/17/34	125,000	117,075
MMP Capital, LLC, Series 2025-A, Class A (a)	5.360%	12/15/31	66,277	66,420

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 1.0% continued
NMEF Funding, LLC, Series 2022-B, Class C (a)	8.540%	06/15/29	$150,000	$150,703
				334,198
HECM — 9.7%
Boston Lending Trust, Series 2022-3, Class A (a)	3.500%	07/25/62	94,875	93,479
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (a)	4.500%	07/25/65	250,543	238,554
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (a)	4.500%	07/25/65	130,173	108,010
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (a)	4.250%	10/25/65	102,893	85,223
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (a)	4.250%	01/25/66	101,819	86,951
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (a)	4.250%	01/25/66	101,819	84,318
Brean Asset Backed Securities Trust, Series 2026-RM15, Class M3 (a)	4.250%	04/25/66	100,828	78,893
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(b)	4.500%	03/25/66	100,000	83,781

42 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3% continued
HECM — 9.7% continued
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (a)(b)	3.000%	11/25/38	$200,000	$183,779
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (a)	5.000%	08/25/37	100,000	97,333
Onity Loan Investment Trust, Series 2025-HB1, Class A (a)	3.000%	06/25/38	118,092	115,774
Onity Loan Investment Trust, Series 2025-HB1, Class M1 (a)	3.000%	06/25/38	100,000	94,945
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	500,000	441,299
Onity Loan Investment Trust, Series 2026-HB2, Class M3 (a)(b)	3.000%	05/25/39	100,000	90,838
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	920,000	869,147
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (a)	3.630%	10/25/50	175,000	152,309
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)	3.000%	01/25/62	200,000	188,605
				3,093,238
Hospitality — 0.6%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(b)	6.175%	08/15/42	100,000	100,125

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 0.6% continued
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A (1* TSFR1M + 150) (a)(b)	5.125%	06/15/39	$100,000	$100,250
				200,375
Laboratory — 2.7%
Commercial Mortgage Trust, Series 2020-CX, Class B (a)	2.446%	11/10/46	200,000	165,690
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(b)	5.139%	03/15/38	143,500	137,043
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.090%	03/15/38	94,500	85,732
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(b)	4.921%	05/15/39	250,000	238,125
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(b)	5.419%	05/15/39	100,000	87,500
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.719%	05/15/39	195,000	163,800
				877,890
Multifamily — 3.0%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(b)	6.715%	08/15/39	173,450	173,775

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 43

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3% continued
Multifamily — 3.0% continued
MultiFamily Connecticut Avenue, Series 2020-01, Class M-10 (1* SOFR30A + 386) (a)(b)	7.492%	03/25/50	$95,267	$96,622
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(b)	7.178%	07/25/41	241,299	242,075
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(b)	5.678%	02/25/45	221,323	219,182
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(b)	5.928%	11/25/51	107,637	107,665
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (a)(b)	10.128%	05/25/52	100,000	109,692
				949,011
Non-Agency MBS 2.0 — 1.4%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	198,720	136,969
Redwood Funding Trust, Series 2026-2, Class A (a)	6.259%	11/27/56	146,750	146,301
Redwood Funding Trust, Series 2025-3, Class B (a)	7.749%	12/27/56	150,000	151,328
				434,598

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Performing Loan — 0.3%
Saluda Grade Alternative Mortgage Trust, Series 2026-NPL1, Class A1 (a)	6.595%	04/25/31	$92,454	$92,045

Office — 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	125,000	71,873
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(b)	5.625%	12/15/35	200,000	186,000
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	250,000	246,343
				504,216
Residential Transition Loan — 2.9%
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1 (a)	6.014%	05/25/31	100,000	100,500
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A2 (a)	7.427%	05/25/31	100,000	100,546
Colony American Finance Ltd., Series 2026-R1, Class A1 (a)	6.773%	03/25/36	82,899	82,704
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (a)	8.299%	05/25/40	100,000	101,320
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2 (a)	6.060%	07/25/40	350,000	349,707
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (a)	5.952%	01/25/40	200,000	200,049
				934,826

44 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 98.3% continued
Second Lien — 2.4%
Point Securitization Trust, Series 2023-1, Class A1 (a)	6.500%	11/25/53	$266,039	$266,336
Point Securitization Trust, Series 2024-1, Class A1 (a)	6.500%	06/25/54	289,265	289,173
Point Securitization Trust, Series 2026-1, Class A1 (a)	5.250%	02/25/56	124,157	122,133
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	100,000	77,727
				755,369
Small Business — 1.3%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (a)	5.780%	07/15/31	150,000	149,713
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (a)	7.150%	09/10/31	150,000	150,927
Newtek Alternative Loan Program, Series 2026-1, Class B (a)	7.180%	06/26/51	130,855	130,694
				431,334
Student Loan — 0.4%
Bayview Opportunity Master Fund Trust, Series 2024-EDU1, Class D (a)	6.378%	06/25/47	111,296	113,269

Unsecured Consumer — 5.7%
ACHV ABS Trust, Series 2024-1PL, Class D (a)	7.290%	04/25/31	58,441	58,882
Affirm, Inc., Series 2026-X1, Class D (a)	5.500%	04/15/31	100,000	99,826

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 5.7% continued
Cherry Securitization Trust, Series 2025-1A, Class A (a)	6.130%	11/15/32	$300,000	$302,860
Lendmark Funding Trust, Series 2025-2A, Class D (a)	5.980%	10/20/34	220,000	219,805
Lendmark Funding Trust, Series 2026-1A, Class D (a)	5.900%	11/20/35	100,000	99,163
Oportun Funding, LLC, Series 2025-D, Class D (a)	6.970%	02/08/33	145,000	145,594
Oportun Funding, LLC, Series 2025-C, Class D (a)	5.910%	07/08/33	100,000	99,068
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (a)	5.440%	03/15/33	149,994	149,860
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (a)	5.409%	07/15/33	99,966	99,379
RCKT Trust, Series 2025-1A, Class D (a)	5.420%	07/25/34	150,000	148,740
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (a)	5.254%	09/15/32	150,000	149,370
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (a)	5.923%	09/15/32	250,000	248,680
				1,821,227

Total Securitized
(Cost $31,336,199)				$31,439,894

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 45

Diamond Hill Securitized Total Return Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 1.0%
State Street Institutional US Government Money Market Fund — Premier Class, 3.58% (d) (Cost $326,613)	326,613	$326,613

Total Investment Securities — 99.3%
(Cost $31,662,812)		$31,766,507

Other Assets in Excess of Liabilities — 0.7%		206,916

Net Assets — 100.0%		$31,973,423

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2026 was $13,189,878, representing 41.3% of net assets.

(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2026 was $71,873 representing 0.2% of net assets.

(d)	The rate shown is the 7-day effective yield as of June 30, 2026.

IO — Interest Only

NA — National Association

PO — Principal Only

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1%
Banking — 5.3%
American Express Co. (a)	5.085%	01/30/31	$925,000	$936,089
American Express Co.	4.456%	02/10/32	2,525,000	2,487,752
American Express Co.	5.284%	07/26/35	825,000	833,345
Bank of America Corp.	3.194%	07/23/30	3,250,000	3,106,188
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,169,585
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	415,238
Bank of America Corp., Class B (1* SOFR + 153) (a)	1.898%	07/23/31	3,000,000	2,675,704
Bank of America Corp. (a)	2.687%	04/22/32	7,125,000	6,453,932
Bank of America Corp., Series N	2.972%	02/04/33	5,725,000	5,167,646
Bank of America Corp.	4.571%	04/27/33	1,700,000	1,666,413
Bank of America Corp.	5.468%	01/23/35	250,000	254,893
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,150,000	2,228,384
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	2,200,000	2,227,915
Capital One Financial Corp.	1.878%	11/02/27	1,500,000	1,486,180
Capital One Financial Corp. (b)	4.493%	09/11/31	3,400,000	3,336,059
Capital One Financial Corp. (a)	6.377%	06/08/34	500,000	529,074
Capital One Financial Corp.	5.197%	09/11/36	890,000	866,368
Citibank NA	5.570%	04/30/34	1,750,000	1,813,507
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	3,380,000	3,191,602
Citigroup, Inc.	2.666%	01/29/31	4,537,000	4,211,347
Citigroup, Inc. (1* SOFR + 211) (a)	2.572%	06/03/31	4,725,000	4,341,559
Citigroup, Inc.	2.561%	05/01/32	1,550,000	1,393,430
Citigroup, Inc.	3.057%	01/25/33	2,250,000	2,038,416
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,349,843

46 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Banking — 5.3% continued
Fifth Third Bancorp (a)	1.707%	11/01/27	$450,000	$445,646
Fifth Third Bancorp (c)	5.982%	01/30/30	2,850,000	2,928,476
Fifth Third Bancorp	4.895%	09/06/30	2,350,000	2,353,484
First Horizon Bank (b)	5.750%	05/01/30	250,000	253,889
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	992,215
Goldman Sachs Group, Inc. (The)	5.207%	01/28/31	1,800,000	1,819,391
Goldman Sachs Group, Inc. (The)	4.516%	01/21/32	925,000	907,544
Goldman Sachs Group, Inc. (The) (b)	1.992%	01/27/32	4,550,000	4,002,189
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (a)	2.615%	04/22/32	9,875,000	8,868,628
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,126,863
HSBC Holdings plc	4.619%	11/06/31	1,000,000	985,795
HSBC Holdings plc	2.804%	05/24/32	1,000,000	903,821
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	772,020
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	398,124
JPMorgan Chase & Co. (a)	1.470%	09/22/27	1,350,000	1,341,017
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,003,128
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	3,110,000	3,058,525
JPMorgan Chase & Co. (1* SOFR + 115) (a)	2.069%	06/01/29	1,250,000	1,191,658
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,458,796
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	1,850,000	1,737,573
JPMorgan Chase & Co. (b)	4.603%	10/22/30	1,900,000	1,891,492
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	422,434

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.3% continued
JPMorgan Chase & Co.	2.963%	01/25/33	$8,775,000	$7,944,435
JPMorgan Chase & Co.	5.294%	07/22/35	950,000	959,860
KeyBank NA	5.000%	01/26/33	5,900,000	5,839,307
KeyCorp	4.789%	06/01/33	300,000	294,202
Morgan Stanley, Series I	5.230%	01/15/31	875,000	884,869
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	9,900,000	9,193,316
Morgan Stanley (1* SOFR + 312) (a)	3.622%	04/01/31	2,500,000	2,394,173
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	3,750,000	3,262,186
Morgan Stanley	1.928%	04/28/32	750,000	652,090
Morgan Stanley	2.239%	07/21/32	1,000,000	877,262
Morgan Stanley Private Bank	4.466%	07/06/28	2,000,000	1,997,824
Pinnacle Financial Partners, Inc.	5.596%	05/19/32	1,675,000	1,680,356
PNC Bank NA	2.700%	10/22/29	250,000	234,899
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	249,777
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	1,000,000	1,004,227
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	895,734
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	1,000,000	1,051,232
Royal Bank of Canada	4.522%	10/18/28	900,000	900,059
Royal Bank of Canada	4.650%	10/18/30	3,150,000	3,142,878
State Street Corp.	5.272%	08/03/26	700,000	700,073
State Street Corp.	2.623%	02/07/33	1,108,000	987,925
State Street Corp. (b)	4.164%	08/04/33	300,000	288,556
Toronto-Dominion Bank (The)	4.994%	04/05/29	1,000,000	1,010,432
Toronto-Dominion Bank (The)	4.866%	04/22/33	1,100,000	1,091,879
Truist Financial Corp.	4.597%	01/27/32	4,200,000	4,141,969
Truist Financial Corp.	5.711%	01/24/35	500,000	514,840

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Banking — 5.3% continued
US Bancorp	2.215%	01/27/28	$800,000	$789,832
US Bancorp	4.548%	07/22/28	300,000	300,044
US Bancorp, Series CC (b)	5.083%	05/15/31	875,000	884,745
US Bancorp	2.677%	01/27/33	2,750,000	2,446,210
US Bancorp	4.839%	02/01/34	1,000,000	986,718
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	637,099
Wells Fargo & Co., Series W (1* SOFR + 174)(a)	5.574%	07/25/29	900,000	915,202
Wells Fargo & Co. (a)	2.879%	10/30/30	4,000,000	3,765,309
Wells Fargo & Co., Series W (1* SOFR + 111) (a)	5.244%	01/24/31	875,000	886,952
Wells Fargo & Co.	2.572%	02/11/31	1,050,000	972,105
Wells Fargo & Co.	3.350%	03/02/33	11,750,000	10,801,137
Wells Fargo & Co.	5.499%	01/23/35	1,000,000	1,019,246
				172,642,136
Basic Industry — 0.0% (d)
Nucor Corp.	3.125%	04/01/32	250,000	229,825
PPG Industries, Inc.	2.550%	06/15/30	300,000	278,060
				507,885
Brokerage Asset Managers Exchanges — 0.3%
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	504,078
BlackRock, Inc.	2.100%	02/25/32	1,625,000	1,422,354
Blackstone Holdings Finance Co., LLC (b)(c)	1.600%	03/30/31	1,635,000	1,416,821
Citadel Finance, LLC (c)	4.750%	02/14/29	4,850,000	4,773,987
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	409,732
Intercontinental Exchange, Inc. (b)	4.950%	06/15/52	875,000	800,975
				9,327,947
Capital Goods — 0.5%
Carrier Global Corp., Class B	2.722%	02/15/30	250,000	233,756
Caterpillar, Inc.	5.200%	05/15/35	1,650,000	1,683,009
Honeywell Aerospace, Inc. (c)	4.600%	03/16/33	5,050,000	4,956,547

	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods — 0.5% continued
John Deere Capital Corp.	5.100%	04/11/34	$750,000	$761,451
Johnson Controls International plc	5.500%	04/19/29	450,000	460,363
Johnson Controls International plc	2.000%	09/16/31	500,000	438,881
L3 Harris Technologies, Inc.	1.800%	01/15/31	1,700,000	1,497,359
Northrop Grumman Corp.	4.900%	06/01/34	900,000	895,991
RTX Corp.	6.100%	03/15/34	2,675,000	2,870,151
Waste Connections, Inc.	3.200%	06/01/32	1,800,000	1,653,056
				15,450,564
Communications — 0.8%
American Tower Corp.	3.125%	01/15/27	300,000	297,804
American Tower Corp.	5.200%	02/15/29	2,425,000	2,456,739
American Tower Corp.	2.100%	06/15/30	200,000	180,803
AT&T, Inc.	2.300%	06/01/27	650,000	637,362
AT&T, Inc.	2.550%	12/01/33	5,989,000	5,030,177
AT&T, Inc.	4.500%	05/15/35	700,000	659,043
AT&T, Inc., Class B	3.500%	06/01/41	400,000	307,759
British Telecommunications plc (c)	3.250%	11/08/29	275,000	262,096
Comcast Corp.	1.950%	01/15/31	2,250,000	1,988,158
Comcast Corp.	3.969%	11/01/47	144,000	102,683
Comcast Corp.	5.350%	05/15/53	925,000	797,584
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	95,283
T-Mobile USA, Inc.	5.050%	07/15/33	8,425,000	8,410,665
Verizon Communications, Inc.	2.355%	03/15/32	3,687,000	3,221,806
Verizon Wireless	5.000%	01/15/36	1,785,000	1,740,907
				26,188,869
Consumer Cyclical — 1.4%
Amazon.com, Inc.	5.650%	03/13/46	425,000	420,720
American Honda Finance, Series A	4.800%	03/05/30	1,300,000	1,297,501
American Honda Finance, Series A	5.050%	07/10/31	2,450,000	2,458,588

48 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Consumer Cyclical — 1.4% continued
American Honda Finance	4.900%	01/10/34	$400,000	$392,119
CVS Health Corp.	3.750%	04/01/30	500,000	483,456
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,252,349
CVS Health Corp.	5.875%	06/01/53	450,000	439,855
Dollar Tree, Inc. (b)	4.200%	05/15/28	4,100,000	4,067,940
Expedia, Inc.	3.800%	02/15/28	1,250,000	1,234,044
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	881,418
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,057,098
Ford Motor Credit Co., LLC	7.350%	03/06/30	1,000,000	1,057,324
General Motors Co.	5.625%	04/15/30	4,500,000	4,610,709
General Motors Financial Co., Inc.	5.450%	09/06/34	1,700,000	1,703,069
Home Depot, Inc. (The)	4.950%	06/25/34	750,000	752,514
Hyundai Capital America (b)(c)	5.350%	03/19/29	3,110,000	3,152,976
Hyundai Capital America, Series A (c)	5.300%	01/08/30	1,275,000	1,291,453
Hyundai Capital America (c)	5.400%	06/24/31	850,000	862,278
Hyundai Capital America, Series A (c)	4.750%	09/26/31	400,000	394,847
Lowe’s Cos., Inc.	2.625%	04/01/31	950,000	865,313
Lowe’s Cos., Inc.	5.150%	07/01/33	4,325,000	4,368,562
Mercedes-Benz Financing NA (c)	4.750%	03/31/28	500,000	501,240
Mercedes-Benz Financing NA (c)	5.000%	01/11/34	2,000,000	1,969,220
Target Corp. (b)	5.000%	04/15/35	3,340,000	3,341,911
Toyota Motor Credit Corp. (b)	4.550%	05/17/30	1,450,000	1,447,263
Volkswagen Group America (b)(c)	5.650%	09/12/28	2,400,000	2,435,067
Walmart, Inc. (b)	4.500%	04/15/53	450,000	390,991
				45,129,825
Consumer Non-Cyclical — 1.0%
Abbott Laboratories	4.750%	11/30/36	100,000	97,595
AbbVie, Inc.	4.550%	03/15/35	100,000	96,987
AbbVie, Inc.	4.500%	05/14/35	800,000	770,792
Amgen, Inc.	4.200%	03/01/33	400,000	384,298
Amgen, Inc.	5.250%	03/02/33	3,750,000	3,815,970

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical — 1.0% continued
Amgen, Inc.	5.600%	03/02/43	$425,000	$422,440
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,554,939
Baxter International, Inc.	1.915%	02/01/27	131,000	128,828
Bristol-Myers Squibb Co.	2.950%	03/15/32	2,300,000	2,101,380
Constellation Brands, Inc.	2.250%	08/01/31	2,195,000	1,937,276
HCA, Inc.	3.375%	03/15/29	1,900,000	1,836,069
HCA, Inc.	4.125%	06/15/29	650,000	639,975
HCA, Inc.	4.300%	11/15/30	1,140,000	1,115,115
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	802,625
Kroger Co. (The)	2.650%	10/15/26	100,000	99,572
Kroger Co. (The)	5.000%	09/15/34	3,350,000	3,305,742
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,588,873
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,289,008
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,655,959
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,546,802
Phillip Morris International, Inc.	5.375%	02/15/33	2,550,000	2,617,426
Roche Holdings, Inc. (c)	2.076%	12/13/31	2,300,000	2,026,371
Roche Holdings, Inc. (c)	5.593%	11/13/33	2,331,000	2,436,209
				33,270,251
Electric — 1.5%
CMS Energy Corp.	2.950%	02/15/27	100,000	98,898
Commonwealth Edison Co.	5.300%	06/01/34	900,000	920,963
Consumers Energy Co.	5.125%	05/01/36	400,000	399,717
Dominion Energy South Carolina, Inc.	6.250%	10/15/53	450,000	482,079
DTE Electric Co.	4.850%	03/01/36	3,175,000	3,103,101
DTE Energy Co., Series E	2.850%	10/01/26	100,000	99,675
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	4,170,000	4,090,725
Duke Energy Corp.	4.950%	09/15/35	1,520,000	1,487,493
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,056,440

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Electric — 1.5% continued
Duke Energy Indiana, LLC	2.750%	04/01/50	$370,000	$227,353
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	254,454
Florida Power & Light Co.	5.100%	04/01/33	3,775,000	3,824,685
Idaho Power Co.	5.500%	03/15/53	900,000	870,886
Idaho Power Co. (b)	5.800%	04/01/54	1,850,000	1,863,301
MidAmerican Energy Co.	3.650%	04/15/29	350,000	342,191
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	455,967
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,536,943
NextEra Energy Capital Holdings, Inc. (b)	5.250%	03/15/34	500,000	506,061
Northern States Power Co. (b)	2.250%	04/01/31	500,000	449,952
Northern States Power Co. (b)	5.100%	05/15/53	900,000	820,063
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	6,954,583	6,948,556
Oncor Electric Delivery Co., LLC (b)	7.000%	05/01/32	2,750,000	3,049,501
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	380,301
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	500,000	444,033
PacifiCorp	5.500%	05/15/54	450,000	412,596
PECO Energy Co.	3.000%	09/15/49	200,000	130,419
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	906,198
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	105,111
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,118,629
Public Service Co. of Colorado	4.500%	06/01/52	400,000	329,431
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	99,638
Public Service Electric & Gas Co.	4.900%	08/15/35	2,460,000	2,440,388

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.5% continued
Southwestern Electric Power Co.	2.750%	10/01/26	$100,000	$99,631
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	7,874,867	7,804,634
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	693,472
				47,853,485
Energy — 0.7%
BP Capital Markets America, Inc.	4.812%	02/13/33	800,000	796,451
BP Capital Markets America, Inc.	4.893%	09/11/33	500,000	497,779
BP Capital Markets America, Inc.	4.989%	04/10/34	500,000	499,441
ConocoPhillips Co.	5.550%	03/15/54	450,000	435,110
Devon Energy Corp. (c)	3.900%	05/15/27	100,000	99,305
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	199,281
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	518,289
Energy Transfer, LP	5.550%	05/15/34	500,000	507,917
Energy Transfer, LP	5.600%	09/01/34	3,000,000	3,061,731
Helmerich & Payne, Inc. (b)	2.900%	09/29/31	1,650,000	1,478,789
HF Sinclair Corp.	5.750%	01/15/31	4,100,000	4,188,040
MPLX, LP	5.500%	06/01/34	3,612,000	3,651,742
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,457,433
Phillips 66 Co.	3.550%	10/01/26	100,000	99,825
Phillips 66 Co.	5.300%	06/30/33	875,000	886,520
Phillips 66 Co. (b)	4.950%	03/15/35	1,300,000	1,281,071
Shell Finance US, Inc.	4.750%	01/06/36	4,160,000	4,070,288
Shell Finance US, Inc. (c)	6.375%	12/15/38	73,000	79,778
				23,808,790
Insurance — 2.2%
Anthem, Inc.	4.600%	09/15/32	2,565,000	2,517,121
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	1,900,000	1,437,627

50 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Insurance — 2.2% continued
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	$1,434,000	$1,365,948
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	825,000	827,574
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,219,653
Jackson National Life Global Funding (c)	4.550%	09/09/30	860,000	843,022
Lincoln Financial Global Funding (c)	4.625%	05/28/28	2,750,000	2,748,110
Lincoln Financial Global Funding (c)	4.625%	08/18/30	850,000	840,746
Lincoln National Corp. (b)	3.625%	12/12/26	100,000	99,664
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	399,540
MassMutual Global Funding (c)	5.150%	05/30/29	4,350,000	4,405,029
MassMutual Global Funding (c)	4.350%	09/17/31	2,300,000	2,241,785
MassMutual Global Funding (b)(c)	5.050%	08/26/35	500,000	495,295
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,881,526
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	989,852
Met Life Global Funding I (c)	1.550%	01/07/31	1,950,000	1,698,804
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	505,607
Met Life Global Funding I (c)	5.050%	01/08/34	850,000	853,616
Met Tower Global Funding (c)	4.000%	01/14/29	250,000	246,509
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	1,001,860
New York Life Global Funding (c)	1.200%	08/07/30	2,000,000	1,748,144

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.2% continued
New York Life Global Funding (c)	4.250%	01/09/31	$1,825,000	$1,795,210
New York Life Global Funding (c)	5.000%	01/09/34	2,000,000	1,998,604
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	3,000,000	3,018,276
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	399,858
Northwestern Mutual Global Funding (b)(c)	4.300%	01/13/31	1,600,000	1,574,981
Northwestern Mutual Global Funding (c)	5.160%	05/28/31	3,245,000	3,306,977
Pacific Life Global Fund II (c)	1.450%	01/20/28	790,000	753,764
Pacific Life Global Fund II (b)(c)	4.850%	02/10/30	5,217,000	5,231,653
Pricoa Global Funding I (c)	4.750%	08/26/32	1,700,000	1,676,135
Pricoa Global Funding I (c)	4.650%	01/12/33	5,350,000	5,230,679
Pricoa Global Funding I (c)	5.350%	05/28/35	1,350,000	1,365,986
Principal Life Global Funding II (c)	5.000%	01/16/27	500,000	501,774
Principal Life Global Funding II (c)	4.600%	08/19/27	300,000	300,670
Principal Life Global Funding II (c)	4.250%	08/18/28	925,000	916,942
Principal Life Global Funding II (c)	4.450%	01/13/31	1,725,000	1,696,861
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	614,835
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	508,111
Protective Life Global Funding (c)	4.772%	12/09/29	2,500,000	2,489,468
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,322,322

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Insurance — 2.2% continued
Protective Life Global Funding (c)	5.432%	01/14/32	$4,490,000	$4,585,490
RGA Global Funding (c)	2.000%	11/30/26	660,000	653,555
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,118,054
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	406,184
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	447,417
				71,280,838
Natural Gas — 0.1%
Atmos Energy Corp.	5.900%	11/15/33	850,000	901,795
Atmos Energy Corp.	4.125%	03/15/49	885,000	706,753
NiSource, Inc.	4.750%	05/18/31	850,000	846,528
				2,455,076
REITS — 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	98,913
American Homes 4 Rent (b)	4.250%	02/15/28	100,000	99,266
Boston Properties, LP	2.750%	10/01/26	50,000	49,837
CubeSmart, LP	3.000%	02/15/30	5,000,000	4,703,088
ERP Operating, LP	2.850%	11/01/26	100,000	99,590
ERP Operating, LP	2.500%	02/15/30	1,850,000	1,717,712
Extra Space Storage, LP	5.700%	04/01/28	100,000	101,740
Extra Space Storage, LP	2.200%	10/15/30	3,299,000	2,958,465
Extra Space Storage, LP	5.350%	01/15/35	400,000	401,827
Realty Income Corp.	4.750%	04/15/33	5,100,000	5,033,956
				15,264,394
Technology — 1.3%
Alphabet, Inc.	5.300%	05/15/65	430,000	394,353
Alphabet, Inc.	5.700%	11/15/75	1,725,000	1,655,802
Broadcom, Inc. (c)	4.150%	04/15/32	3,900,000	3,753,523
Broadcom, Inc.	4.800%	02/15/36	1,705,000	1,654,612
Dell International, LLC / EMC Corp.	5.000%	04/01/30	425,000	428,593

	Coupon	Maturity	Shares / Par Value	Fair Value
Technology — 1.3% continued
Fidelity National Information Services, Inc.	1.650%	03/01/28	$300,000	$285,366
Foundry JV Holdco, LLC (c)	5.900%	01/25/30	2,500,000	2,579,314
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	500,000	524,450
Meta Platforms, Inc.	6.200%	05/15/46	6,900,000	6,904,774
Mobility Global, Inc. (c)	5.050%	06/15/29	2,637,000	2,641,536
Oracle Corp.	2.300%	03/25/28	3,850,000	3,684,638
Oracle Corp.	2.875%	03/25/31	500,000	446,702
Oracle Corp.	3.850%	04/01/60	10,555,000	6,198,837
Salesforce, Inc.	4.500%	03/15/28	8,100,000	8,089,776
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,957,997
				41,200,273
Transportation — 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	85,330	85,297
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	252,900	245,327
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	483,837
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	950,893
FedEx Corp.	2.400%	05/15/31	500,000	450,701
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,644,304	2,283,178
Kirby Corp.	4.200%	03/01/28	600,000	594,473
Norfolk Southern Corp.	5.950%	03/15/64	500,000	506,506
Penske Trust Leasing Co. / PTL Finance Corp. (c)	5.350%	03/30/29	1,350,000	1,367,323
Ryder System, Inc.	2.850%	03/01/27	500,000	494,677
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,004,989
Ryder System, Inc.	5.500%	06/01/29	500,000	511,360
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,004,110

52 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.1% continued
Transportation — 0.4% continued
Southwest Airlines Co.	2.625%	02/10/30	$1,300,000	$1,203,172
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	93,346	94,445
United Airlines Pass-Through Trust, Series 2024-1, Class AA	5.450%	02/15/37	845,771	859,951
United Parcel Service, Inc. (b)	5.250%	05/14/35	1,300,000	1,326,169
				13,466,408
Utility-Other — 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	280,658
American Water Capital Corp.	2.300%	06/01/31	2,825,000	2,523,719
American Water Capital Corp.	5.700%	09/01/55	450,000	445,661
				3,250,038

Total Corporate Credit
(Cost $522,854,458)				$521,096,779

Government Related — 0.0% (d)
Government Owned, No Guarantee — 0.0% (d)
Tennessee Valley Authority	4.250%	09/15/52	500,000	421,486
Tennessee Valley Authority	4.625%	09/15/60	525,000	465,932
Total Government Related
(Cost $1,237,628)				$887,418

Securitized — 62.0%
ABS-Other — 2.8%
ACHD Trust, Series 2025-DS1, Class A (c)	5.978%	01/09/34	866,922	867,762
ACHD Trust, Series 2026-DS1, Class A (c)(e)	5.672%	07/10/34	4,225,000	4,223,338
AMDR ABS Trust, Series 2025-1A, Class A (c)	6.378%	12/19/33	220,622	220,792
Bayview Opportunity Master Fund VII, Series 2026-CRD1, Class D (1* SOFR30A + 300) (a)(c)	6.590%	03/25/34	8,000,000	8,001,120

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
ABS-Other — 2.8% continued
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$395,834	$393,829
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/28	2,000,000	1,969,944
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/28	3,300,000	3,173,871
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/28	3,900,000	3,750,598
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	3,410,497	3,150,943
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	8,098,547	7,846,484
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	6,377,382	5,899,271
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	52,283	50,070
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	819,288	765,632
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	78,518	73,751
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	71,015	64,719
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	259,812	242,127

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
ABS-Other — 2.8% continued
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	$27,360	$26,318
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	1,681,588	1,277,705
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	354,945	297,215
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	574,110	463,593
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	2,023,959	1,648,502
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	3,853,366	3,543,939
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	85,263	76,808
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	60,498	56,779
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	22,995	20,649
Mosaic Solar Loans, LLC, Series 2021-1A, Class A (c)	1.510%	12/20/46	2,581,958	2,130,538
Mosaic Solar Loans, LLC, Series 2025-1, Class A (c)	6.120%	08/22/50	1,958,275	1,941,172
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	2,691,970	2,511,675
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	1,983,557	1,445,049

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.8% continued
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	$4,500,000	$501,952
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,340,492	2,294,289
OHS Issuer, LLC, Series 2026-1, Class A2 (c)	5.980%	02/25/61	8,471,667	8,251,757
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	1,754,054	1,776,627
PowerPay Issuance Trust, Series 2025-1A, Class A (c)	5.230%	11/18/41	5,656,620	5,618,266
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (c)	5.940%	03/25/42	3,571,249	3,608,256
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	204,613	188,037
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	22,667	20,331
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,162,963	2,103,674
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,414,239	2,988,644
US Bank NA, Series 2025-SUP2, Class B1 (c)	4.818%	09/25/32	2,607,636	2,580,791
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(c)	5.828%	09/25/32	1,852,794	1,862,010
US Bank NA, Series 2026-SUP1, Class C (1* SOFR30A + 185) (a)(c)	5.443%	06/27/33	3,550,000	3,554,438
				91,483,265

54 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency CMBS — 3.0%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	$20,374,070	$16,750,358
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	17,051,007	14,331,405
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	8,839,255	7,451,528
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A (c)	5.290%	09/25/54	9,288,496	8,860,102
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	5,760,224	5,442,415
FNMA, Pool #AN3598	2.550%	12/01/28	240,160	230,075
FNMA, Pool #BL4548	2.430%	10/01/29	171,512	161,964
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,853,064
FNMA, Pool #BS0602	1.590%	01/01/31	12,082,651	10,732,643
FNMA, Pool #BS0038	1.650%	01/01/31	1,949,397	1,708,781
FNMA, Pool #BZ0414	5.040%	01/01/31	2,082,557	2,111,338
FNMA, Pool #BZ0326	5.090%	01/01/31	2,817,644	2,861,078
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,786,670
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	693,521
FNMA, Pool #BS7220	5.230%	11/01/32	3,187,000	3,294,389
FNMA, Pool #AN7612	3.280%	12/01/32	236,314	220,546
FNMA, Pool #FN0035	3.290%	12/01/32	5,348,987	5,031,413
FNMA, Pool #BZ7349	5.230%	12/01/32	1,000,000	1,032,889
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,687,229

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS — 3.0% continued
FNMA, Pool #BS3542	2.415%	10/01/41	$2,850,000	$2,074,948
FNMA, Pool #AM5015	4.940%	12/01/43	678,289	679,930
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,056,132	2,018,381
				96,014,667
Agency MBS CMO — 22.8%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (a)	4.007%	05/15/28	5,828	5,825
FHLMC, Series 2018-1, Class A2	3.500%	06/25/28	2,000,000	1,949,797
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	156,879	155,276
FHLMC, Series 4265, Class FD (1* SOFR + 40) (a)	4.107%	01/15/35	129,793	129,106
FHLMC, Series 5519, Class GV	5.750%	12/25/35	11,435,139	11,590,272
FHLMC, Series 5583, Class NV	5.500%	08/25/36	11,590,257	11,768,716
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	4.807%	11/15/37	197,169	196,781
FHLMC, Series 3605, Class PB	4.500%	11/15/39	81,910	81,169
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	4.207%	10/15/40	45,422	45,082
FHLMC, Series 3759, Class ME	4.000%	11/15/40	528,504	498,244
FHLMC, Series 5392, Class EL	2.000%	04/25/41	6,271,047	4,724,295
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,512,104	7,929,735
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	338,619	338,481
FHLMC, Series 5228, Class JL	2.500%	10/25/41	10,614,560	8,915,057
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,738,255	3,661,985
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	3,810,393	3,460,626

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
FHLMC, Series 4074, Class JY	2.500%	07/15/42	$750,000	$674,518
FHLMC, Series 4122, Class AB	1.500%	10/15/42	6,796,404	6,119,573
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,348,712	2,042,035
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,478,000	1,137,892
FHLMC, Series 4120, Class ZA	3.000%	10/15/42	6,114,336	5,573,210
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	751,942
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,279,006	3,817,796
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	22,956,888	19,504,629
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	186,841	151,132
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,688,927
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	737,995	547,884
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,685,884	1,424,702
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	9,515,837	8,698,365
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	803,141	765,979
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	223,841
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	870,224
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,983,867	2,444,428
FHLMC, Series 4473, Class Z	3.000%	05/15/45	446,039	369,328
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,119,441	1,028,921
FHLMC, Series 4620, Class DZ	2.500%	10/15/46	7,089,785	5,910,968
FHLMC, Series 4623, Class MW	2.500%	10/15/46	5,045,000	4,274,365
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,074,144	2,840,494
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,365,040
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,821,100	4,079,210
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,549,163
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,606,149	3,103,370

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	$1,528,176	$1,384,771
FHLMC, Series 4745, Class EZ	3.000%	01/15/48	8,809,101	7,701,554
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,316,499	1,212,400
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,209,302	1,058,216
FHLMC, Series 4776, Class CZ	4.000%	04/15/48	8,494,733	7,956,302
FHLMC, Series 5510, Class HB	1.500%	07/25/48	6,749,677	4,288,925
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,268,179
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	477,596
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,483,699	989,765
FHLMC, Series 4908, Class AB	3.000%	07/25/49	6,425,614	5,648,626
FHLMC, Series 366, Class 200	2.000%	08/15/49	2,236,025	1,907,404
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	775,830
FHLMC, Series 4929, Class HP	3.000%	11/25/49	6,015,553	5,080,224
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	704,751	418,879
FHLMC, Series 5037, Class PA	1.000%	03/25/50	4,158,499	3,169,610
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,790,387	1,461,818
FHLMC, Series 5057, Class DN	2.000%	03/25/50	788,791	634,529
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,257,940	1,307,054
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,130,771	845,836
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,039,329	784,530
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	143,385
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	4,800,414	3,473,645
FHLMC, Series 5038, Class QP	0.750%	10/25/50	7,901,509	5,695,221
FHLMC, Series 5019, Class PL	1.000%	10/25/50	1,962,907	1,484,333
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	408,916
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,183,123	899,137

56 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	$3,874,259	$3,386,417
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	738,097
FHLMC, Series 5072, Class ME	1.000%	01/25/51	708,416	542,389
FHLMC, Series 5072, Class DG	1.000%	02/25/51	646,727	508,289
FHLMC, Series 5643, Class CZ	5.000%	03/25/51	5,265,271	4,961,604
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,733,611	867,782
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,836,860	1,701,804
FHLMC, Series 5155, Class MG	1.500%	10/25/51	815,328	676,638
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,174,520	963,781
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,121,272	665,608
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	942,794	847,914
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	9,270,216	6,414,658
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,093,548	890,120
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,546,751
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,539,504
FHLMC, Series 4395, Class JZ	3.000%	12/15/52	3,391,281	2,927,842
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,141,844
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,367,115	5,222,828
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,700,237	4,716,908
FHLMC, Series 5402, Class BZ	6.000%	04/25/54	11,441,519	11,683,456
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	59,762	59,296
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	65,957	67,068
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	25,637	26,158
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	50,966	53,835

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	$429,015	$433,525
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	92,074	93,529
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	149,615	151,851
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	4.377%	07/25/36	185,937	182,575
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	142,597	147,391
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	44,055	44,250
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	5.221%	08/27/36	1,600,000	1,538,440
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.122%	11/25/36	54,116	53,770
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	57,159	55,808
FNMA, Series 2009-103, Class MB (a)	5.982%	12/25/39	80,263	80,881
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,583,741	1,543,369
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	317,916	318,734
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	312,689	301,183
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	540,484	521,434
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	730,986	698,605
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	198,263	189,284
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,318,000	1,188,278

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	$683,221	$608,600
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	70,034	60,349
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	386,941	399,659
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	5,202,068	4,740,889
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	388,783
FNMA, Series 2012-99, Class BY	2.500%	09/25/42	2,712,354	2,326,777
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	2,524,520	2,291,203
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	809,306	779,998
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,087,000	900,153
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	23,249	22,146
FNMA, Series 2013-43, Class XL	2.500%	05/25/43	5,000,000	4,473,803
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,026,331	2,006,785
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,340,510
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	302,410
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	276,591
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,989,143	4,748,494
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	422,007	401,645
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	1,927,578	1,707,630

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	$2,044,494	$1,848,352
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	827,432	744,825
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	674,652	450,411
FNMA, Series 2017-34, Class KB	3.000%	05/25/47	6,378,134	5,639,571
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,895,607	3,520,413
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	476,380	430,566
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,096,151
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	148,902	130,245
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	591,075	537,384
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	507,086
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,495,846	1,336,424
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	655,408	526,565
FNMA, Series 2018-71, Class PZ	4.000%	09/25/48	14,906,326	13,986,656
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,140,547	1,898,574
FNMA, Series 2021-13, Class AG	1.250%	01/25/49	3,895,671	3,267,531
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	122,135	108,908
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	549,014	494,347
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	651,318	578,721

58 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	$318,000	$252,358
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,831,556	1,271,102
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,756,487	1,040,497
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	630,426	412,748
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,184,535	1,066,058
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	93,381
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,469,551
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	744,359
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	582,941
FNMA, Series 2020-50, Class A	2.000%	07/25/50	6,014,657	4,972,242
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,647,024
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,283,408	2,548,214
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,220,840
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	386,770	201,616
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	759,083	558,672
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,263,796	960,330
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	3,308,417	2,435,223
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,161,220	1,684,239

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	$3,195,545	$2,344,075
FNMA, Series 2021-79, Class EL	1.500%	11/25/51	6,051,093	4,954,830
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,517,960	713,794
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,041,807	2,616,036
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,331,990	4,669,325
FNMA, Series 2023-35, Class BZ	6.000%	01/25/53	5,749,708	5,793,520
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,908,089
FNMA, Series 2023-56, Class BZ	6.500%	11/25/53	7,321,784	7,600,479
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,608,960
FNMA, Series 2020-61, Class DB	1.250%	09/25/60	4,118,854	3,040,823
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	141,239	139,060
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	690,506	670,022
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,023,306	2,036,774
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	928,619	937,258
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	542,448	542,247
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,207,169
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	6,466,790	6,587,279
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,183,497	8,269,253

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	$123,695	$123,646
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	5,652,054	5,621,865
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	12,762	12,730
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	74,449	74,574
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	20,805	20,764
GNMA, Series 2009-50, Class MZ	6.000%	07/16/39	1,977,363	2,051,550
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	465,651	375,598
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	4,200,889	3,917,234
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,685,722	1,610,518
GNMA, Series 2012-34, Class LC	3.000%	03/20/42	1,415,051	1,151,281
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	935,000	703,375
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	252,364
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	337,511	309,172
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,970,822
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,582,975
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	133,419
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	889,000	723,867

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
GNMA, Series 2013-149, Class LZ	2.500%	10/20/43	$3,039,881	$2,666,739
GNMA, Series 2014-58, Class PE	4.000%	04/20/44	10,388,000	9,792,873
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	64,075	46,910
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,657,805	2,367,362
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,758	914,333
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	85,847	62,415
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,062,421	952,661
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,101,528	992,322
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,419,715	1,213,593
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	436,568
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	429,240
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	480,769	358,534
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	745,805	621,396
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,303,521	1,127,835
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	314,850
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	443,958	285,405
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,493,652	1,349,193
GNMA, Series 2018-46, Class CZ	3.200%	03/20/48	17,437,421	15,348,673

60 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	$1,151,835	$1,099,329
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	546,906	478,584
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	473,307	420,054
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	583,437	483,092
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	558,100	457,781
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	145,405	142,293
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	5,760,990	5,095,328
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	430,177
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	640,810	570,623
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	423,300
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	397,630
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,566,583	1,370,886
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,616,659	2,405,694
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,358,322	1,129,591
GNMA, Series 2020-93, Class CP	2.900%	04/20/50	2,442,091	2,068,281
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	930,029	656,504
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,073,446	3,166,163

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	$436,716	$333,703
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,225,878
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	509,403	183,299
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	854,904	423,370
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	377,710	316,713
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	313,948
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	890,854
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	660,611	504,258
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,442,231	2,522,231
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	1,825,228	1,393,974
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,673	1,578,714
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	964,859
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	328,963	190,793
GNMA, Series 2021-158, Class KQ	1.500%	09/20/51	2,707,175	1,651,052
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	775,142
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,226,431	1,075,383
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,801,234	2,180,421
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,152,613	535,731

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	$1,191,997	$671,594
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	6,055,355	3,465,680
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	15,113,959	9,078,828
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,317,637	770,890
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,409,849
GNMA, Series 2022-68, Class QW	3.500%	04/20/52	3,800,000	3,171,784
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,429,505
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,450,238
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,153,440
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,039,758
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,839,079
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,329,681
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,116,219
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,279,326	2,246,070
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,401,216	2,385,121
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,521,449
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,054,666

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	$2,038,000	$2,038,447
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	447,372
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,788,411
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,838,911	1,696,505
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,817,442	6,647,922
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,451,400	5,517,862
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,140,186
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,935,068	1,765,068
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,528,746	3,212,513
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,206,246	2,255,225
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,387,442	1,308,896
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,430,400	3,536,254
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,811,108	2,800,306
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	1,500,051	1,557,450
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	1,384,005	1,448,183
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,318,001
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	8,085,107	8,259,614
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	7,509,444	7,604,171

62 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO — 22.8% continued
GNMA, Series 2023-133, Class AL	6.500%	09/20/53	$4,000,000	$4,207,263
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,623,066
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,708,004
GNMA, Series 2023-147, Class Z	6.500%	10/20/53	4,978,302	5,195,407
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,306,487
GNMA, Series 2023-169, Class JW	6.500%	11/20/53	5,000,000	5,249,309
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	9,309,420	9,757,133
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	1,503,739	1,551,626
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	2,729,165	2,828,814
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,790,329	6,208,681
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	3,351,261	3,455,523
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	9,177,242	9,463,033
GNMA, Series 2024-60, Class BZ	6.000%	04/20/54	11,238,030	11,441,511
GNMA, Series 2025-27, Class KZ	6.500%	02/20/55	3,561,047	3,623,549
GNMA, Series 2025-98, Class BZ	6.000%	06/20/55	3,039,075	3,052,953
GNMA, Series 2025-170, Class YL	5.500%	07/20/55	19,443,479	19,334,430
GNMA, Series 2026-53, Class MZ	4.500%	03/20/56	3,963,086	3,748,857

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.8% continued
GNMA, Series 2017-H18, Class EB (a)	4.873%	06/20/63	$12,649	$12,498
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	9,624,085	9,991,952
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	4.275%	07/20/64	46,805	46,760
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.819%	05/20/66	36,923	37,162
GNMA, Series 2017-H16, Class DB (a)	4.508%	08/20/67	9,469	9,280
				741,359,933
Agency MBS CMO Derivatives — 0.6%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	2.993%	08/15/30	334,357	8,917
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	56,851	48,707
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (a)	7.500%	01/15/36	134,734	132,804
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	40,969	35,069
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.893%	05/15/36	170,158	16,249
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	46,494	39,704
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	158,973	136,191
FHLMC, Series 3852, Class NT (IO) (-1* SOFR30A + 611) (a)	2.293%	05/15/41	1,252,811	1,039,041
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	602,481	472,497

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO Derivatives — 0.6% continued
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	2.913%	07/15/42	$512,715	$55,891
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	103,512	79,708
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	193,667	149,461
FHLMC, Series 322, Class (PO), Pool #S0-7033 (-1.6* SOFR30A + 955) (a)	3.508%	12/15/43	984,076	858,974
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	10,016	105
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	7.819%	10/25/31	69,061	71,804
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	142,676	130,114
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	510,566	30,603
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	181,829	5,799
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	201,008	7,545
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	264,578	32,318
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	2.858%	05/25/35	123,931	4,568
FNMA, Class (IO) (a)	5.000%	06/25/35	327,593	41,003
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	172,512	9,404
FNMA, Class (IO)	5.000%	02/25/36	224,795	25,851
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	8,155	7,442
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	390,652	64,223

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.6% continued
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.808%	05/25/40	$29,738	$2,640
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	626,218	108,344
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	2.858%	09/25/42	1,189,461	152,071
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.258%	11/25/42	4,656,109	3,215,780
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.258%	11/25/42	1,065,274	707,916
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	4,917
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	260,463	4,994
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	340,013	13,851
FNMA, Series 2026-15, Class SA (IO) (-1* SOFR30A + 430) (a)	0.672%	03/25/56	90,621,474	1,312,117
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	1.236%	03/16/38	1,704,118	56,002
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	2.896%	12/20/39	900,717	93,582
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	2.252%	02/16/41	1,013,555	84,738
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	2.446%	02/20/42	164,524	6,637

64 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS CMO Derivatives — 0.6% continued
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.246%	05/20/43	$1,294,967	$685,330
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	321,738	12,119
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	2.296%	03/20/46	1,241,004	122,789
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	199,940
GNMA, Series 2022-200, Class SC (IO) (-3.67* SOFR30A + 23) (a)	9.318%	11/20/52	3,695,885	3,887,282
GNMA, Series 2026-1, Class SM (IO) (-1* SOFR30A + 435) (a)	0.741%	01/20/56	147,304,202	2,093,237
GNMA, Series 2026-102, Class SH (IO) (-1* SOFR30A + 630) (a)	2.709%	06/20/56	67,500,000	4,711,790
				20,980,068
Agency MBS Passthrough — 7.1%
FHLMC, Pool #G6-1909	4.500%	12/01/37	181,788	180,032
FHLMC, Pool #G0-6085	6.500%	09/01/38	25,257	26,548
FHLMC, Pool #RB-5090	2.000%	12/01/40	12,729,794	11,094,571
FHLMC, Pool #ZM9373	4.000%	03/01/42	7,134,796	6,761,856
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,406,022	3,176,742
FHLMC, Pool #RE-6080	1.500%	11/01/50	4,176,497	3,113,959
FHLMC, Pool #RE-0015	3.000%	11/01/50	4,811,002	4,248,321
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,124,687	838,554
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,984,052

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 7.1% continued
FHLMC, Pool #8C-0205	1.854%	02/01/52	$2,813,446	$2,665,452
FHLMC, Pool #SD3000	5.500%	06/01/53	7,053,000	7,123,601
FHLMC, Pool #SD3394	5.500%	07/01/53	5,905,169	5,962,329
FHLMC, Pool #QH-7551	6.000%	12/01/53	4,242,168	4,371,705
FHLMC, Pool #SL1482	6.000%	02/01/55	3,820,198	3,918,460
FHLMC, Pool #QZ6240	6.500%	10/01/55	4,566,102	4,725,013
FNMA, Pool #252409	6.500%	03/01/29	13,746	13,879
FNMA, Pool #AS7287	3.500%	06/01/31	125,866	123,424
FNMA, Pool #AL3200	3.500%	02/01/33	130,560	125,806
FNMA, Pool #AT7120	3.500%	06/01/33	208,051	201,390
FNMA, Pool #AL5166	3.000%	11/01/33	912,552	867,187
FNMA, Pool #AL6685	4.000%	01/01/35	542,831	530,410
FNMA, Pool #MA2198	3.500%	03/01/35	152,718	146,904
FNMA, Pool #MA3050	4.500%	06/01/37	210,886	207,029
FNMA, Pool #BM7598	3.000%	02/01/43	4,743,119	4,315,764
FNMA, Pool #AS4073	4.000%	12/01/44	124,835	119,280
FNMA, Pool #AS5236	4.000%	05/01/45	826,205	781,631
FNMA, Pool #MA2778	3.500%	10/01/46	70,226	64,632
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	3,937,523	3,435,829
FNMA, Pool #BM6504	3.500%	01/01/48	8,323,275	7,681,486
FNMA, Pool #BM6530	3.000%	10/01/48	244,794	220,077
FNMA, Pool #CA6940	2.247%	09/01/50	2,108,384	1,960,929
FNMA, Pool #BP7449	2.041%	10/01/50	690,171	682,213
FNMA, Pool #BM6452	2.114%	10/01/50	2,553,551	2,357,402
FNMA, Pool #BQ5239	2.222%	10/01/50	1,245,971	1,236,825
FNMA, Pool #MA4199	1.500%	11/01/50	706,084	526,447

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Agency MBS Passthrough — 7.1% continued
FNMA, Pool #CA8249	1.500%	12/01/50	$7,594,889	$5,838,312
FNMA, Pool #BK8466	2.241%	12/01/50	770,180	713,975
FNMA, Pool #CA9112	1.500%	02/01/51	14,363,120	10,709,007
FNMA, Pool #MA4294	1.500%	03/01/51	2,625,530	1,957,569
FNMA, Pool #BR9977	1.782%	06/01/51	2,259,376	2,043,140
FNMA, Pool #DA1521	6.000%	10/01/53	5,976,090	6,114,231
FNMA, Pool #FS9979	6.000%	09/01/54	19,996,227	20,645,074
FNMA, Pool #DC6991	5.000%	12/01/54	27,015,977	26,642,900
FNMA, Pool #DC6393	6.000%	04/01/55	11,411,186	11,732,009
GNMA, Pool #MA5738M	4.000%	02/20/34	99,638	98,376
GNMA, Pool #MA7385M	2.000%	06/20/36	682,199	596,449
GNMA, Pool #784279	5.500%	11/15/38	168,841	170,882
GNMA, Pool #711522X	4.500%	07/15/40	178,564	179,008
GNMA, Pool #784991	3.000%	04/20/46	2,971,503	2,627,134
GNMA, Pool #78541	4.500%	06/15/46	66,703	66,050
GNMA, Pool #784792	4.500%	08/20/49	351,828	328,250
GNMA, Pool #MA7248	3.000%	03/20/51	983,821	857,523
GNMA, Pool #CI6717	3.000%	10/20/51	1,734,190	1,540,960
GNMA, Pool #MA7929M	3.500%	03/20/52	5,101,738	4,512,405
GNMA, Pool #787258C	3.500%	08/20/52	8,309,941	7,357,300
GNMA, Pool #CM7497C	5.000%	08/20/52	3,147,235	3,090,847
GNMA, Pool #CX4361C	8.000%	11/20/53	331,559	346,072
GNMA, Pool #MA9367	8.000%	12/20/53	2,187,764	2,246,589
GNMA, Pool #MA9428M	8.000%	01/20/54	793,459	816,359
GNMA, Pool #CR2128	3.000%	04/20/55	793,944	697,295
GNMA, Pool #DQ8969	7.000%	03/20/56	907,105	954,022

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 7.1% continued
GNMA, Pool #DR2390	7.000%	04/20/56	$1,387,449	$1,463,517
GNMA, Pool #DS2417	7.000%	05/20/56	3,990,963	4,187,797
GNMA, Pool #CN5057	4.500%	07/20/62	1,340,741	1,278,850
GNMA, Pool #CN5236C	4.000%	08/20/62	3,690,844	3,442,979
GNMA, Pool #CN5237	4.500%	08/20/62	1,237,928	1,180,779
GNMA, Pool #CP5023C	6.000%	08/20/62	1,339,499	1,367,047
GNMA, Pool #CQ3549	3.000%	10/20/62	218,069	191,507
GNMA, Pool #CS5780	3.000%	02/20/63	321,428	282,276
GNMA, Pool #DJ1126	7.000%	04/20/65	18,089,726	18,990,325
				231,056,554
Auto Loan — 2.6%
ACM Auto Trust, Series 2025-3A, Class A (c)	5.010%	01/22/30	1,364,114	1,354,420
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A (c)	6.400%	11/25/32	2,313,742	2,318,264
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,533,258
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,019,752
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B (c)	5.110%	11/15/31	5,640,000	5,641,655
First Help Financial, LLC, Series 2023-1A, Class B (c)	6.770%	05/15/29	3,250,000	3,260,558
First Help Financial, LLC, Series 2025-2A, Class A2 (c)	5.750%	05/15/30	3,189,846	3,199,374

66 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Auto Loan — 2.6% continued
First Help Financial, LLC, Series 2026-1A, Class A2 (c)	5.410%	09/16/30	$11,000,000	$11,038,024
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,801,139
Flagship Credit Auto Trust, Series 2023-1, Class C (c)	5.430%	05/15/29	4,141,088	4,144,830
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	4,169,546	4,157,370
Lendbuzz Securitization Trust, Series 2023-1A, Class A2 (c)	6.920%	08/15/28	1,621,574	1,632,576
Lendbuzz Securitization Trust, Series 2026-1A, Class C (c)	5.740%	09/15/31	2,046,141	2,027,257
Lendbuzz Securitization Trust, Series 2026-1A, Class D (c)	6.860%	02/15/33	1,679,655	1,684,077
Lobel Automobile Receivables Trust, Series 2026-1, Class B (c)	5.530%	04/16/29	3,900,000	3,887,683
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,033,458
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (c)	5.760%	01/20/39	5,775,000	5,733,972
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (c)	5.415%	06/27/33	3,274,785	3,268,755

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.6% continued
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	$9,215,183	$9,222,351
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class D (c)	7.720%	07/25/35	7,250,000	7,133,560
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)(e)	6.530%	12/15/27	4,000,000	360,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)(e)	5.360%	09/15/28	1,625,000	1,477,288
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (c)(e)	5.730%	12/15/28	1,920,000	193,920
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	126,959	127,645
Veros Auto Receivables Trust, Series 2026-1, Class C (c)	5.220%	07/15/31	3,675,000	3,661,417
				85,912,603
CRE/CLO — 0.7%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	6.790%	01/18/41	2,500,000	2,514,927
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	7.290%	01/18/41	4,000,000	4,023,668

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
CRE/CLO — 0.7% continued
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(c)	6.332%	08/20/42	$2,400,000	$2,402,731
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	7.479%	06/17/39	900,000	900,313
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	5.392%	02/15/38	2,240,000	2,229,698
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (a)(c)	5.742%	05/15/38	1,600,000	1,563,214
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.242%	05/15/38	1,600,000	1,549,907
MF1 Multifamily Housing Mortgage Trust, Series 2026-FL21, Class A (1* TSFR1M + 135) (a)(c)	4.987%	02/18/41	6,000,000	6,001,932
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(c)	7.700%	09/17/39	2,500,000	2,486,037
				23,672,427
Credit Cards — 0.6%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,000,000	4,920,150
GPCC Amortizing Receivables, Series 2026-1A, Class B (c)	6.360%	06/16/36	5,250,000	5,249,675
GPCC Amortizing Receivables, Series 2026-1A, Class C (c)	6.850%	06/16/36	5,000,000	4,999,932

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 0.6% continued
Mission Lane Credit Card Master Trust, Series 2026-A, Class C (c)	5.690%	07/15/32	$2,875,000	$2,876,528
Mission Lane Credit Card Master Trust, Series 2026-A, Class D (c)	6.270%	07/15/32	1,225,000	1,230,944
				19,277,229
Equipment — 0.6%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	178,132	178,828
Business Jet Securities, LLC, Series 2026-1A, Class B (c)	6.099%	06/15/56	2,425,000	2,429,462
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	274,794	258,239
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	2,030,501
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,564,380
MMP Capital, LLC, Series 2025-A, Class A (c)	5.360%	12/15/31	4,864,724	4,875,219
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	4,500,000	4,521,103
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,595,623
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	74,287	74,214
				19,527,569
HECM — 5.1%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	564,146	542,520

68 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
HECM — 5.1% continued
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	$1,126,110	$1,040,460
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	4,360,730	4,284,572
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (c)	4.500%	09/25/62	2,717,868	2,570,636
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (c)	4.500%	09/25/62	3,072,373	2,843,965
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (c)	5.250%	01/25/63	3,218,888	3,142,333
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (c)	5.250%	01/25/63	3,218,888	3,095,095
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	3,179,754	2,850,567
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,347,109	3,245,803
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	2,632,475	2,609,495

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.1% continued
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	$6,800,000	$6,687,822
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (c)	4.500%	07/25/65	2,395,182	1,987,386
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (c)	4.500%	07/25/65	6,689,498	6,369,381
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M2 (c)	4.250%	10/25/65	2,263,644	1,954,364
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (c)	4.250%	10/25/65	1,054,652	873,537
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (c)	4.250%	01/25/66	4,072,774	3,478,028
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (c)	4.250%	01/25/66	1,425,471	1,180,449
Brean Asset Backed Securities Trust, Series 2026-RM14, Class A2 (c)	4.250%	01/25/66	3,835,000	3,591,793
Brean Asset Backed Securities Trust, Series 2026-RM15, Class M2 (c)	4.250%	04/25/66	3,125,670	2,561,172

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
HECM — 5.1% continued
Brean Asset Backed Securities Trust, Series 2026-RM15, Class M3 (c)	4.250%	04/25/66	$5,495,129	$4,299,662
Brean Asset Backed Securities Trust, Series 2026-RM16, Class M3 (c)	4.250%	05/25/66	3,200,000	2,595,850
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	6,966,721	6,862,113
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,360,706	3,172,743
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,858,804
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (a)(c)	3.000%	06/25/34	4,000,000	3,882,965
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	3,750,000	3,654,546
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (a)(c)	4.000%	08/25/34	5,500,000	5,354,571
MOO Securitization Trust, Series 2026-RM1, Class M2 (a)(c)	4.500%	03/25/66	1,450,000	1,267,685
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(c)	4.500%	03/25/66	950,000	795,915

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 5.1% continued
MOO Securitization Trust, Series 2026-RM2, Class M1 (c)	4.750%	06/25/66	$1,625,000	$1,509,630
MOO Securitization Trust, Series 2026-RM2, Class M3 (a)(c)	4.750%	06/25/66	3,475,000	2,921,923
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,474,016
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	3,426,434
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (c)	3.000%	11/25/38	3,475,000	3,236,459
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (a)(c)	3.000%	11/25/38	9,050,000	8,316,011
Ocwen Loan Investment Trust, Series 2026-HB3, Class M3 (a)(c)	3.000%	06/25/39	6,552,000	5,930,215
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (c)	5.000%	08/25/37	4,900,000	4,769,318
Onity Loan Investment Trust, Series 2025-HB1, Class M3 (a)(c)	3.000%	06/25/38	1,500,000	1,399,498
Onity Loan Investment Trust, Series 2025-HB1, Class M1 (c)	3.000%	06/25/38	3,250,000	3,085,720
Onity Loan Investment Trust, Series 2026-HB2, Class M3 (a)(c)	3.000%	05/25/39	7,030,000	6,385,890

70 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
HECM — 5.1% continued
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	$1,550,000	$1,478,322
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	5,000,000	4,723,626
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	1,371,864	1,289,731
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	3,517,130	3,281,331
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,289,365
RMF Proprietary Issuance Trust, Series 2021-1, Class A (c)	1.968%	05/25/61	1,795,311	1,711,174
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	5,007,130	4,796,973
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	2,719,953	2,611,850
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	1,100,000	1,021,604
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,772,623
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	2,500,000	2,300,209
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	1,400,000	1,320,236
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	929,185
				166,635,575

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 0.5%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(c)	6.175%	08/15/42	$3,500,000	$3,504,375
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (a)(c)	5.025%	02/15/42	4,150,000	4,159,078
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	6.475%	03/15/42	1,900,000	1,900,000
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A (1* TSFR1M + 150) (a)(c)	5.125%	06/15/39	3,500,000	3,508,750
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,505,580
				16,577,783
Industrial — 0.3%
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(c)	5.700%	12/15/44	8,000,000	8,007,500

Laboratory — 2.0%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(c)	7.713%	08/13/41	7,000,000	6,584,875
BX Trust, Series 2026-CLS, Class C (1* TSFR1M + 235) (a)(c)	5.977%	05/15/31	1,865,000	1,868,974
BX Trust, Series 2026-CLS, Class D (1* TSFR1M + 345) (a)(c)	7.077%	05/15/31	2,215,000	2,220,537
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	12,575,000	10,710,996

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Laboratory — 2.0% continued
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	$7,959,000	$6,593,634
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.139%	03/15/38	7,000,000	6,685,000
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(c)	5.489%	03/15/38	6,314,700	5,971,986
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	4.921%	05/15/39	10,250,000	9,763,125
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(c)	5.419%	05/15/39	4,200,000	3,674,996
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	5.719%	05/15/39	5,500,000	4,619,994
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	9,060,000	7,722,407
				66,416,524
Multifamily — 1.6%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	6.715%	08/15/39	7,198,185	7,211,681
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	5.900%	01/25/28	236,208	230,751

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 1.6% continued
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (a)(c)	5.714%	03/25/28	$122,763	$119,557
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	5.650%	06/25/28	1,438,424	1,383,304
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	5.664%	07/25/28	338,254	332,062
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	6.000%	01/25/29	1,054,297	1,016,341
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	6.014%	08/25/29	170,719	163,438
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(c)	6.378%	07/25/54	6,969,780	7,037,695
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.028%	05/25/55	4,595,409	4,654,944
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.178%	07/25/41	9,651,947	9,683,013
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.078%	10/25/44	5,055,063	5,086,926

72 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Multifamily — 1.6% continued
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	5.678%	02/25/45	$3,952,202	$3,913,969
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(c)	6.478%	02/25/45	1,550,000	1,554,301
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (c)	5.378%	11/25/45	4,979,732	4,979,178
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	5.628%	01/25/51	281,830	281,499
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	5.928%	11/25/51	1,915,930	1,916,436
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	7.878%	05/25/52	2,576,127	2,611,665
				52,176,760
Non-Agency MBS 2.0 — 0.7%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.178%	02/25/50	530,533	517,605

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 — 0.7% continued
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	4.928%	03/25/51	$493,813	$492,855
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	5.428%	03/25/51	1,366,595	1,359,829
Redwood Funding Trust, Series 2025-RR1, Class A1 (c)	6.767%	06/27/28	5,408,635	5,406,087
Redwood Funding Trust, Series 2026-2, Class A (c)	6.259%	11/27/56	7,337,498	7,315,053
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	4,907,734	4,872,943
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	1,943,657	1,928,273
				21,892,645
Non-Performing Loan — 0.3%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	3,258,207	3,270,491
Saluda Grade Alternative Mortgage Trust, Series 2026-NPL1, Class A1 (c)	6.595%	04/25/31	6,009,512	5,982,940
				9,253,431
Office — 0.8%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	2,215,000	2,037,756

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Office — 0.8% continued
Bay Trust, Series 2026-MDWS, Class A (1* TSFR1M + 164) (a)(c)	5.243%	06/15/41	$7,000,000	$6,973,750
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)(c)	2.461%	04/12/42	3,000,000	2,827,414
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(c)	5.625%	12/15/35	2,700,000	2,511,000
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(c)	5.925%	12/15/35	2,500,000	2,287,500
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	5,000,000	4,929,465
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	4,250,000	4,187,838
				25,754,723
Residential Transition Loan — 1.9%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	12/31/26	267,904	185,971
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1 (c)	6.014%	05/25/31	8,750,000	8,793,749
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A2 (c)	7.427%	05/25/31	2,550,000	2,563,933
Colony American Finance Ltd., Series 2026-R1, Class A1 (c)	6.773%	03/25/36	7,979,000	7,960,276

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 1.9% continued
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	$3,750,000	$3,799,505
Fidelis Mortgage Trust, Series 2025-RTL1, Class A-2 (c)	6.220%	02/27/40	2,200,000	2,202,435
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	4,000,000	4,002,558
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,023,259
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	8,000,000	8,023,677
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	8,950,000	8,952,189
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	8,000,000	8,014,610
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	2,000,000	2,003,250
				60,525,412
Second Lien — 1.8%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	2,592,079	2,582,682
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	4,081,544	4,103,077
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	5,760,188	5,750,855
HTAP Trust, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,586,160
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	9,418,613	9,372,677

74 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Second Lien — 1.8% continued
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	$4,242,558	$4,241,207
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	2,674,003	2,679,453
Point Securitization Trust, Series 2025-2, Class A1 (c)	5.750%	09/25/55	3,629,384	3,603,223
Point Securitization Trust, Series 2026-1, Class A1 (c)	5.250%	02/25/56	6,207,870	6,106,653
Splitero Trust, Series 2025-1, Class A1 (c)	5.750%	12/25/55	3,124,894	3,094,639
Unlock HEA Trust, Series 2024-1, Class A (c)	7.000%	04/25/39	7,792,074	7,762,650
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	4,222,059	4,211,459
Unlock HEA Trust, Series 2025-2, Class A (c)	6.000%	11/25/41	1,683,256	1,665,466
				57,760,201
Single Family Rental — 0.3%
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,309	447,512
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,579,254	4,469,259
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	2,500,000	2,494,464
Progress Residential Trust, Series 2021-SFR5, Class E2 (c)	2.359%	07/17/38	3,600,000	3,591,938
				11,003,173

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 0.8%
FOR A Financial Asset Securitization, Series 2026-1A, Class A (c)	5.850%	06/15/32	$3,130,000	$3,126,953
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	4,700,000	4,708,856
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	5,100,000	5,131,512
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	350,000	352,163
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	2,304,534	2,323,552
Newtek Alternative Loan Program, Series 2026-1, Class A (c)	5.720%	06/26/51	2,508,060	2,476,906
Newtek Alternative Loan Program, Series 2026-1, Class B (c)	7.180%	06/26/51	1,090,461	1,089,116
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	7.000%	10/25/49	541,001	543,845
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	7.500%	07/25/50	1,579,741	1,595,961
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	1,300,000	1,299,222
RFS Asset Securitization II, LLC, Series 2024-1, Class C (c)	8.349%	07/15/31	2,000,000	2,022,199
				24,670,285

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 75

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Student Loan — 0.3%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	$1,021,781	$1,025,942
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,000,000	2,028,335
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(c)	5.878%	07/27/48	3,168,184	3,168,188
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	31,134	30,653
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	17,033	16,800
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	83,189	81,424
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(c)	5.163%	12/28/48	52,441	52,719
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	250,034	231,502
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	189,910	179,317
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	5.013%	07/25/51	106,382	106,136
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	195,484

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.3% continued
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	$425,000	$382,216
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	484,367
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	701,436
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,506,715
				10,191,234
Unsecured Consumer — 4.8%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	748,206	749,178
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	1,864,522	1,885,697
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	5,750,000	5,774,945
AMCR ABS Trust, Series 2026-A, Class B (c)	6.280%	05/18/33	4,800,000	4,805,767
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	853,798	874,700
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	2,750,000	2,755,091
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	13,000,000	13,123,945

76 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Unsecured Consumer — 4.8% continued
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	$1,195,000	$1,176,303
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	542,160
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	718,639
Lendmark Funding Trust, Series 2025-2A, Class D (c)	5.980%	10/20/34	7,800,000	7,793,070
Lendmark Funding Trust, Series 2026-1A, Class D (c)	5.900%	11/20/35	2,500,000	2,479,076
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	967,367
Mariner Finance Issuance Trust, Series 2024-AA, Class D (c)	6.770%	09/22/36	3,250,000	3,285,214
OneMain Financial Issuance Trust, Series 2026-1A, Class D (c)	6.260%	07/14/39	3,150,000	3,161,087
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	1,725,000	1,726,193
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	302,879	298,398
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	749,977	743,823
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	420,024	414,290
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	696,942	687,192

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 4.8% continued
Oportun Funding, LLC, Series 2025-D, Class C (c)	5.800%	02/08/33	$6,000,000	$5,988,692
Oportun Funding, LLC, Series 2025-D, Class D (c)	6.970%	02/08/33	9,735,000	9,774,890
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	3,300,000	3,269,250
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	2,383,122	2,384,981
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (c)	5.440%	03/15/33	7,774,700	7,767,743
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (c)	5.064%	05/15/33	7,998,573	7,963,046
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (c)	5.409%	07/15/33	3,798,692	3,776,418
Pagaya AI Debt Selection Trust, Series 2026-1, Class B (c)	5.370%	09/15/33	5,186,617	5,151,433
Pagaya AI Debt Selection Trust, Series 2026-4, Class B (c)	6.318%	01/16/34	2,600,000	2,608,571
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	5,500,000	5,502,578
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	2,500,000	2,506,274
RCKT Trust, Series 2025-1A, Class C (c)	5.160%	07/25/34	4,050,000	4,043,405
RCKT Trust, Series 2025-1A, Class D (c)	5.420%	07/25/34	1,850,000	1,834,464
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	1,063,877	1,067,309

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 77

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 62.0% continued
Unsecured Consumer — 4.8% continued
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	$1,150,000	$1,165,791
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	4,500,000	4,513,987
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	1,800,000	1,809,723
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	610,413
Republic Finance Issuance Trust, Series 2024-A, Class C (c)	8.350%	08/20/32	1,750,000	1,755,687
RKTL, Series 2026-2A, Class D (c)	5.910%	05/25/35	5,525,000	5,505,734
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	4,862,365	4,880,711
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	5,500,000	5,476,890
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	10,450,000	10,394,821
Upstart Securitization Trust, Series 2026-2, Class C (c)	5.830%	05/20/36	2,425,000	2,419,634
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	51,152	51,083
				156,185,663

Total Securitized
(Cost $2,038,600,311)				$2,016,335,224

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 20.7%
U.S. Treasury Notes	2.250%	08/15/27	$2,000,000	$1,958,594
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,483,516
U.S. Treasury Notes	1.250%	09/30/28	30,000,000	28,136,719
U.S. Treasury Notes (b)	3.875%	11/30/29	17,600,000	17,430,187
U.S. Treasury Notes	0.625%	08/15/30	81,000,000	70,147,265
U.S. Treasury STRIPS	0.000%	11/15/31	5,000,000	3,975,519
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,500,897
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,557,843
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	5,129,160
U.S. Treasury Notes (b)	4.000%	02/15/34	80,000,000	78,156,250
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	8,381,452
U.S. Treasury STRIPS	0.000%	11/15/34	10,000,000	6,898,123
U.S. Treasury STRIPS	0.000%	05/15/35	10,000,000	6,731,323
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,725,177
U.S. Treasury STRIPS	0.000%	02/15/37	20,000,000	12,301,420
U.S. Treasury STRIPS	0.000%	02/15/38	40,000,000	23,263,123
U.S. Treasury STRIPS	0.000%	11/15/38	65,000,000	36,187,653
U.S. Treasury Bonds	1.125%	08/15/40	60,000,000	37,579,687
U.S. Treasury Bonds	1.375%	11/15/40	55,000,000	35,554,492
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	7,093,440
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	49,234,380	35,884,071
U.S. Treasury STRIPS	0.000%	08/15/43	15,000,000	6,294,902
U.S. Treasury STRIPS	0.000%	08/15/44	35,000,000	13,850,587
U.S. Treasury Bonds	2.250%	08/15/46	60,000,000	39,133,594
U.S. Treasury Bonds	3.000%	02/15/48	160,000,000	117,793,750
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,517,188

78 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 20.7% continued
U.S. Treasury Bonds	1.625%	11/15/50	$90,000,000	$47,042,578

Total Treasury
(Cost $703,434,960)				$671,708,510

	Shares	Fair Value
Registered Investment Companies — 1.5%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (f)	36,834,831	$36,834,831
State Street Navigator Securities Lending Portfolio I, 3.34% (f)(g)	12,449,455	12,449,455
Total Registered Investment Companies
(Cost $49,284,286)		$49,284,286

Total Investment Securities — 100.3%
(Cost $3,315,411,643)		$3,259,312,217

Liabilities in Excess of Other Assets — (0.3)%		(9,185,787)

Net Assets — 100.0%		$3,250,126,430

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $80,481,945.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2026 was $1,086,719,246, representing 33.4% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2026 was $6,756,498, representing 0.2% of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2026.

(g)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 79

Diamond Hill Core Plus Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 22.1%
Banking — 4.6%
American Express Co. (a)	5.085%	01/30/31	$25,000	$25,300
American Express Co.	4.456%	02/10/32	50,000	49,262
Bank of America Corp.	3.194%	07/23/30	250,000	238,938
Bank of America Corp. (a)	2.687%	04/22/32	150,000	135,872
Bank of America Corp., Series N	2.972%	02/04/33	205,000	185,042
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	125,000	126,586
Bank OZK (1* TSFR3M + 209) (a)	2.750%	10/01/31	100,000	98,800
Capital One Financial Corp. (b)	4.493%	09/11/31	150,000	147,179
Capital One Financial Corp.	5.197%	09/11/36	40,000	38,938
Citigroup, Inc. (b)	2.666%	01/29/31	250,000	232,056
Citigroup, Inc.	2.561%	05/01/32	50,000	44,949
Citigroup, Inc.	3.057%	01/25/33	125,000	113,245
Fifth Third Bancorp	4.895%	09/06/30	100,000	100,148
Goldman Sachs Group, Inc. (The) (b)	4.692%	10/23/30	200,000	199,052
Goldman Sachs Group, Inc. (The)	1.992%	01/27/32	40,000	35,184
Goldman Sachs Group, Inc. (The) (a)	4.939%	10/21/36	300,000	291,317
Huntington Bancshares	5.272%	01/15/31	50,000	50,587
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	80,000	78,676
JPMorgan Chase & Co.	4.603%	10/22/30	250,000	248,881
JPMorgan Chase & Co. (a)	1.953%	02/04/32	500,000	440,120
KeyCorp	4.789%	06/01/33	100,000	98,068
Morgan Stanley, Series I	5.230%	01/15/31	200,000	202,256
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	375,000	348,232

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 4.6% continued
Pinnacle Financial Partners, Inc.	5.596%	05/19/32	$50,000	$50,160
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	75,000	79,035
State Street Corp.	2.623%	02/07/33	100,000	89,163
Toronto-Dominion Bank (The)	4.861%	01/31/28	75,000	75,341
Toronto-Dominion Bank (The)	4.866%	04/22/33	25,000	24,815
Truist Financial Corp.	4.597%	01/27/32	125,000	123,273
US Bancorp	2.677%	01/27/33	175,000	155,668
Wells Fargo & Co.	2.572%	02/11/31	100,000	92,581
Wells Fargo & Co.	3.350%	03/02/33	175,000	160,868
Wells Fargo & Co. (a)	5.211%	12/03/35	100,000	99,825
Western Alliance Bancorp (a)(b)	3.000%	06/15/31	50,000	48,535
Western Alliance Bank	6.537%	11/15/35	100,000	99,304
				4,627,256
Basic Industry — 0.4%
Chemours Co. (c)	7.875%	03/15/34	150,000	150,731
FMC Corp. (b)	6.375%	05/18/53	50,000	39,307
Magnera Corp. (c)	4.750%	11/15/29	50,000	46,675
Worthington Steel, Inc. (c)	7.750%	06/01/33	125,000	128,352
				365,065
Brokerage Asset Managers Exchanges — 0.5%
Blackstone Holdings Finance Co., LLC (b)(c)	1.600%	03/30/31	50,000	43,328
Citadel Finance, LLC (c)	4.750%	02/14/29	250,000	246,082
Osaic Holdings, Inc. (c)	6.750%	08/01/32	75,000	75,128
Osaic Holdings, Inc. (c)	8.000%	08/01/32	75,000	75,277
StoneX Escrow Issuer, LLC (c)	6.875%	07/15/32	100,000	102,837
				542,652
Capital Goods — 0.8%
Bluelinx Holdings, Inc. (b)(c)	6.000%	11/15/29	50,000	49,405
Caterpillar, Inc. (b)	5.200%	05/15/35	50,000	51,000
Cyprium Corp. / Cyprium Holdings (c)	6.375%	04/15/34	150,000	149,700

80 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 22.1% continued
Capital Goods — 0.8% continued
Honeywell Aerospace, Inc. (c)	4.600%	03/16/33	$150,000	$147,224
Johnson Controls International plc	4.900%	12/01/32	50,000	50,042
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	61,656
RTX Corp.	2.375%	03/15/32	100,000	88,323
Textron Financial Corp. (1* TSFR3M + 200) (a)(c)	5.648%	02/15/42	125,000	114,995
Waste Management, Inc.	4.950%	03/15/35	50,000	49,885
				762,230
Communications — 1.2%
AT&T, Inc.	2.550%	12/01/33	225,000	188,978
Comcast Corp.	1.950%	01/15/31	25,000	22,091
Deluxe Corp. (c)	8.125%	09/15/29	75,000	77,644
HTA Group Ltd. (c)	6.750%	04/01/31	200,000	202,385
Oak-Eagle Acquireco, Inc. (c)	7.250%	07/01/33	250,000	261,528
Snap, Inc. (c)	6.875%	03/01/33	75,000	73,105
Telus Corp. (a)	7.000%	10/15/55	100,000	103,399
T-Mobile USA, Inc.	5.050%	07/15/33	250,000	249,575
Verizon Wireless	5.000%	01/15/36	75,000	73,147
				1,251,852
Consumer Cyclical — 2.8%
Advance Auto Parts, Inc. (c)	7.375%	08/01/33	75,000	77,735
Amazon.com, Inc.	5.650%	03/13/46	25,000	24,748
American Honda Finance, Series A	5.050%	07/10/31	100,000	100,351
Aptiv plc / Aptiv Global Financing DAC (a)	6.875%	12/15/54	200,000	204,425
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	71,660
Champions Financing, Inc. (b)(c)	8.750%	02/15/29	50,000	48,628
CVS Health Corp.	3.750%	04/01/30	100,000	96,691
Dollar Tree, Inc.	4.200%	05/15/28	100,000	99,218
Dream Finders Home, Inc. (c)	6.875%	09/15/30	125,000	124,071
Everforth, Inc. (c)	4.625%	05/15/28	125,000	115,710

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 2.8% continued
Ford Motor Co., Class B	3.250%	02/12/32	$85,000	$74,921
Gaia Purchaser, Inc. (c)	7.625%	07/15/33	100,000	101,147
General Motors Co.	5.625%	04/15/30	175,000	179,305
General Motors Financial Co., Inc. (b)	5.900%	01/07/35	50,000	51,379
Hyundai Capital America (c)	5.400%	06/24/31	100,000	101,444
Hyundai Capital America, Series A (b)(c)	4.750%	09/26/31	75,000	74,034
K Hovnanian Enterprises, Inc. (c)	8.000%	04/01/31	100,000	103,166
K Hovnanian Enterprises, Inc. (c)	8.375%	10/01/33	100,000	102,748
Lowe’s Cos., Inc. (b)	5.150%	07/01/33	150,000	151,511
Macy’s Retail Holdings, LLC (c)	6.700%	07/15/34	150,000	145,402
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	60,000	62,496
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	43,336
New Flyer Holdings, Inc. (c)	9.250%	07/01/30	100,000	107,500
Petco Health & Wellness (b)(c)	8.250%	02/01/31	100,000	100,781
Target Corp. (b)	5.000%	04/15/35	50,000	50,029
Trinet Group, Inc. (c)	3.500%	03/01/29	75,000	70,614
VF Corp.	6.450%	11/01/37	100,000	94,807
Victra Holdings, LLC (b)(c)	8.750%	09/15/29	100,000	103,147
Wayfair, Inc. (c)	6.750%	11/15/32	125,000	128,362
				2,809,366
Consumer Non-Cyclical — 1.3%
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	73,247
Chobani, LLC / Chobani Finance Corp., Inc. (c)	6.375%	04/15/34	100,000	101,489
Emergent BioSolutions, Inc. (c)	3.875%	08/15/28	50,000	46,358

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 81

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 22.1% continued
Consumer Non-Cyclical — 1.3% continued
Global Medical Response, Inc. (c)	7.375%	10/01/32	$100,000	$103,626
HCA, Inc.	4.300%	11/15/30	50,000	48,909
Industrial F&B Investments III, Inc. (c)	7.750%	02/11/33	100,000	101,914
Kroger Co. (The)	5.000%	09/15/34	100,000	98,679
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	51,500
National Mentor Holdings, Inc. (c)	10.500%	12/15/30	100,000	105,390
Pfizer, Inc.	7.200%	03/15/39	50,000	58,591
Phillip Morris International, Inc. (b)	5.375%	02/15/33	125,000	128,305
Post Holdings, Inc. (c)	6.250%	10/15/34	100,000	98,255
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	103,480
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	75,000	70,713
Viking Baked Goods Acquisition Corp. (c)	8.625%	11/01/31	110,000	111,189
				1,301,645
Electric — 1.8%
AES Corp. (The) (a)	6.950%	07/15/55	100,000	98,727
Algonquin Power & Utilities Corp., Series 2022-B (a)	4.750%	01/18/82	70,000	69,320
Alpha Generation, LLC (c)	6.250%	01/15/34	100,000	98,399
Consumers Energy Co.	5.125%	05/01/36	25,000	24,982
Dominion Energy South Carolina, Inc., Series A (b)	5.300%	01/15/35	50,000	50,673
DTE Electric Co.	4.850%	03/01/36	50,000	48,868
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	130,000	127,529
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	101,397
Duke Energy Corp.	4.950%	09/15/35	30,000	29,358
Eversource Energy (a)	6.350%	08/15/56	200,000	200,159
Florida Power & Light Co.	3.800%	12/15/42	50,000	40,533

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.8% continued
NextEra Energy Operating Partners, LP (b)(c)	7.250%	01/15/29	$75,000	$77,605
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	102,193	102,105
Public Service Electric & Gas Co.	4.900%	08/15/35	90,000	89,282
Puget Energy, Inc. (a)	7.250%	09/15/56	150,000	152,699
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	311,036	308,262
Threelands Ltd. SARL (c)	7.450%	10/20/35	200,000	203,040
				1,822,938
Energy — 2.3%
Altagas Ltd. (a)(c)	7.200%	10/15/54	100,000	104,840
BP Capital Markets America, Inc.	4.812%	02/13/33	50,000	49,778
Calumet Specialty Products (c)	9.750%	02/15/31	100,000	105,732
CHC Group, LLC (c)	11.750%	09/01/30	150,000	126,000
Energy Transfer, LP	5.600%	09/01/34	150,000	153,087
Excelerate Energy, LP (c)	8.000%	05/15/30	150,000	158,190
Global Partners, LP / GLP Finance Corp. (c)	7.125%	07/01/33	100,000	101,185
Helmerich & Payne, Inc.	4.650%	12/01/27	50,000	49,909
HF Sinclair Corp.	5.750%	01/15/31	150,000	153,221
Hilcorp Energy I, LP / Hilcorp Finance Co. (c)	7.250%	02/15/35	100,000	98,461
MPLX, LP	5.500%	06/01/34	80,000	80,880
Noble Finance II, LLC (b)(c)	6.250%	06/15/34	100,000	98,006
Parex Resources, Inc. (c)	8.500%	05/11/31	200,000	203,179
PBF Holding Co., LLC / PBF Finance Corp. (c)	7.250%	06/01/34	100,000	99,001
Phillips 66 Co.	4.950%	03/15/35	50,000	49,272
SESI, LLC (c)	7.875%	09/30/30	150,000	152,413
Shell Finance US, Inc. (b)	4.750%	01/06/36	125,000	122,304

82 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 22.1% continued
Energy — 2.3% continued
Solaris Energy Infrastructure, LLC (c)	6.375%	05/15/31	$250,000	$252,789
TransCanada Pipelines Ltd.	7.000%	06/01/65	75,000	77,626
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	76,416
				2,312,289
Finance Companies — 0.9%
Atlanticus Holdings Corp. (c)	9.750%	09/01/30	75,000	75,907
Bread Financial Holdings, Inc. (c)	6.750%	05/15/31	50,000	51,133
Bread Financial Holdings, Inc. (b)(c)	8.375%	06/15/35	50,000	52,194
FirstCash, Inc. (c)	6.125%	05/01/34	100,000	99,534
Freedom Mortgage Holdings, LLC (b)(c)	7.875%	04/01/33	100,000	97,522
LFS Topco, LLC (b)(c)	8.750%	07/15/30	125,000	125,557
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	70,000	73,129
Rocket Companies, Inc. (c)	6.500%	06/15/34	100,000	102,568
Stonebriar ABF Issuer, LLC (c)	7.000%	08/15/31	125,000	124,981
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	77,752
				880,277
Financial-Other — 0.3%
Cipher Compue, LLC (c)	7.125%	11/15/30	75,000	77,964
Icahn Enterprises, LP (c)	10.000%	11/15/29	100,000	98,622
PPH Escrow Issuer, LLC (b)(c)	9.875%	11/01/29	150,000	146,817
				323,403
Industrials-Other — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	100,000	103,747

	Coupon	Maturity	Shares / Par Value	Fair Value
Industrials-Other — 0.2% continued
Global Infrastructure Solutions, Inc. (c)	6.375%	07/15/34	$100,000	$100,516
				204,263
Insurance — 2.0%
Acrisure, LLC (c)	8.500%	06/15/29	150,000	141,031
Anthem, Inc.	4.600%	09/15/32	90,000	88,320
Asurion, LLC (c)	8.000%	12/31/32	150,000	151,133
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,814
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	25,000	25,078
Jackson National Life Global Funding (c)	4.550%	09/09/30	20,000	19,605
Lincoln Financial Global Funding (c)	4.625%	05/28/28	70,000	69,952
Lincoln Financial Global Funding (c)	4.625%	08/18/30	40,000	39,564
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	202,530
Met Life Global Funding I (c)	5.050%	01/08/34	150,000	150,638
New York Life Global Funding (c)	4.600%	12/05/29	100,000	99,947
Northwestern Mutual Global Funding, Series 2025-1 (c)	4.960%	01/13/30	100,000	100,958
Northwestern Mutual Global Funding (b)(c)	4.300%	01/13/31	25,000	24,609
Northwestern Mutual Global Funding (c)	5.160%	05/28/31	50,000	50,955
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	95,413
Pricoa Global Funding I (c)	5.350%	05/28/35	150,000	151,776
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	100,346
Principal Life Global Funding II (c)	4.450%	01/13/31	25,000	24,592

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 83

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 22.1% continued
Insurance — 2.0% continued
Protective Life Global Funding (c)	4.772%	12/09/29	$150,000	$149,368
Protective Life Global Funding (c)	5.432%	01/14/32	150,000	153,190
UnitedHealth Group, Inc.	5.000%	04/15/34	100,000	99,944
				1,962,763
Natural Gas — 0.1%
NiSource, Inc.	4.750%	05/18/31	25,000	24,898
Sempra Energy (a)	6.400%	10/01/54	100,000	100,536
				125,434
REITS — 0.3%
CubeSmart, LP	3.000%	02/15/30	150,000	141,093
Extra Space Storage, LP	5.700%	04/01/28	50,000	50,870
Realty Income Corp.	4.750%	04/15/33	150,000	148,058
				340,021
Technology — 2.1%
Alphabet, Inc.	5.300%	05/15/65	10,000	9,171
Alphabet, Inc.	5.700%	11/15/75	50,000	47,994
APLD Computeco 3, LLC (c)	7.000%	06/15/31	150,000	149,693
APLD ComputeCo 3, LLC (c)	9.250%	12/15/30	100,000	107,878
Broadcom, Inc. (c)	4.150%	04/15/32	100,000	96,244
Broadcom, Inc.	4.800%	02/15/36	55,000	53,375
Capstone Borrower, Inc. (c)	8.000%	06/15/30	150,000	142,505
Clarivate Science Holdings Corp. (c)	4.875%	07/01/29	75,000	67,118
Crane Co.	4.200%	03/15/48	150,000	95,063
Ellucian Holdings, Inc. (c)	6.500%	12/01/29	175,000	169,164
Fair Isaac Corp. (c)	6.250%	09/15/34	100,000	98,498
Meta Platforms, Inc.	6.200%	05/15/46	200,000	200,138
Mobility Global, Inc. (c)	5.050%	06/15/29	75,000	75,129
Oracle Corp.	2.300%	03/25/28	100,000	95,705
Oracle Corp. (b)	3.850%	04/01/60	400,000	234,916
Shift4 Payments, LLC (c)	6.750%	08/15/32	100,000	100,191
UKG, Inc. (c)	6.875%	02/01/31	125,000	121,435
Yondr JK 1, LLC (c)	6.875%	06/30/31	200,000	200,502
				2,064,719

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.5%
Beacon Mobility Finance Corp. (c)	7.250%	08/01/30	$175,000	$181,647
GB AIT Buyer, Inc. (c)	8.750%	04/30/34	100,000	100,266
Norfolk Southern Corp.	5.100%	05/01/35	75,000	75,408
Ryder System, Inc.	4.900%	12/01/29	50,000	50,453
United Parcel Service, Inc. (b)	5.250%	05/14/35	25,000	25,503
Vistajet Malta / VM Holdings (b)(c)	9.500%	06/01/28	70,000	70,864
				504,141

Total Corporate Credit
(Cost $22,100,328)				$22,200,314

Securitized — 61.7%
ABS-Other — 5.3%
ACHD Trust, Series 2025-DS1, Class A (c)	5.978%	01/09/34	28,193	28,220
ACHD Trust, Series 2026-DS1, Class A (c)(d)	5.672%	07/10/34	225,000	224,912
AMDR ABS Trust, Series 2025-1A, Class A (c)	6.378%	12/19/33	5,883	5,888
Bayview Opportunity Master Fund VII, Series 2026-CRD1, Class D (1* SOFR30A + 300) (a)(c)	6.590%	03/25/34	350,000	350,049
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	75,789	70,021
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	330,551	320,263
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	270,419	250,146
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	287,760	244,361

84 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
ABS-Other — 5.3% continued
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	$133,787	$125,026
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	17,321	16,142
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	256,523	200,098
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	258,706	196,570
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	116,065	106,745
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	114,974	103,246
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A (c)	4.200%	02/22/44	526,967	490,568
Mosaic Solar Loans, LLC, Series 2022-2A, Class A (c)	4.380%	01/21/53	324,346	304,619
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	141,683	132,193
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	179,381	175,840
OHS Issuer, LLC, Series 2026-1, Class A2 (c)	5.980%	02/25/61	299,000	291,239
PowerPay Issuance Trust, Series 2025-1A, Class A (c)	5.230%	11/18/41	155,212	154,160
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	249,794	224,044

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 5.3% continued
Service Experts Issuer, Series 2025-1A, Class B (c)	7.620%	01/20/37	$400,000	$404,808
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(c)	5.828%	09/25/32	171,555	172,408
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(c)	7.328%	09/25/32	240,177	242,911
US Bank NA, Series 2026-SUP1, Class C (1* SOFR30A + 185) (a)(c)	5.443%	06/27/33	250,000	250,313
US Bank NA, Series 2026-SUP1, Class E (1* SOFR30A + 350) (a)(c)	7.093%	06/27/33	250,000	250,480
				5,335,270
Agency CMBS — 0.4%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	202,988	170,612
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	265,857	251,188
				421,800
Agency MBS CMO — 26.4%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	183,447	173,453
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	4.807%	11/15/37	157,735	157,425
FHLMC, Series 3652, Class AP	4.500%	03/15/40	80,733	80,005
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	129,674	119,734
FHLMC, Series 5228, Class JL	2.500%	10/25/41	500,000	419,945
FHLMC, Series 4143, Class AV	2.000%	12/15/42	371,445	301,624

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 85

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Agency MBS CMO — 26.4% continued
FHLMC, Series 4141, Class PL	2.500%	12/15/42	$110,000	$79,298
FHLMC, Series 4210, Class Z	3.000%	05/15/43	260,687	220,300
FHLMC, Series 4274, Class EM	4.000%	11/15/43	400,000	368,859
FHLMC, Series 4292, Class PB	3.500%	01/15/44	420,000	376,529
FHLMC, Series 4487, Class TL	3.000%	05/15/45	559,000	508,593
FHLMC, Series 4710, Class JE	2.750%	06/15/47	180,610	160,423
FHLMC, Series 4767, Class VX	4.000%	08/14/47	306,865	286,343
FHLMC, Series 5227, Class BA	3.500%	08/25/48	133,593	126,771
FHLMC, Series 5147, Class PA	1.000%	10/25/48	545,558	426,906
FHLMC, Series 4980, Class ZU	3.000%	06/25/50	359,982	183,164
FHLMC, Series 4988, Class AK	1.000%	07/25/50	444,180	345,464
FHLMC, Series 5129, Class GU	1.000%	08/25/50	568,494	426,743
FHLMC, Series 5013, Class ME, Pool #5013	1.000%	09/25/50	252,874	193,853
FHLMC, Series 5013, Class MC, Pool #5013	1.500%	09/25/50	180,623	143,875
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	461,578	334,004
FHLMC, Series 5038, Class QP	0.750%	10/25/50	316,060	227,809
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	888,936	502,381
FHLMC, Series 5050, Class UJ	1.500%	12/25/50	289,348	161,567
FHLMC, Series 5085, Class HA	1.500%	03/25/51	319,430	168,345
FHLMC, Series 5643, Class CZ	5.000%	03/25/51	398,821	375,820
FHLMC, Series 5169, Class YA	2.000%	09/25/51	340,987	205,031
FHLMC, Series 5150, Class KD	1.000%	10/25/51	578,193	460,147
FHLMC, Series 5156, Class GD	2.000%	10/25/51	604,584	393,814
FHLMC, Series 5201, Class PY	2.500%	03/25/52	252,513	193,049

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 26.4% continued
FNMA, Series 2018-16, Class HW	3.000%	06/25/38	$728,000	$649,317
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	98,405	92,183
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	539,394	499,305
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	86,305
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	102,000	91,961
FNMA, Series 2012-152, Class TA	2.500%	09/25/42	333,835	305,607
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	371,123	339,252
FNMA, Series 2013-9, Class KD	2.500%	12/25/42	305,000	231,737
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	145,414	131,110
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	278,957
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	436,150	384,953
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	297,879
FNMA, Series 2016-83, Class UK	2.500%	11/25/46	376,021	263,977
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	110,966	105,370
FNMA, Series 2018-37, Class BZ	3.500%	06/25/48	836,739	651,147
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	357,404	340,000
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	690,895	691,341
FNMA, Series 2019-69, Class JB	3.000%	12/25/49	520,330	402,391

86 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Agency MBS CMO — 26.4% continued
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	$630,518	$476,847
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	306,347	176,668
FNMA, Series 2021-78, Class PA	2.500%	11/25/51	256,382	224,938
GNMA, Series 2016-118, Class GZ	3.000%	02/16/40	288,092	216,657
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	575,000	548,884
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	195,591
GNMA, Series 2013-4, Class ML	2.500%	10/16/42	390,000	305,846
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	127,007	111,739
GNMA, Series 2013-165, Class LB	4.000%	03/20/43	260,000	226,883
GNMA, Series 2014-118, Class ZD	2.500%	08/16/44	797,589	708,187
GNMA, Series 2019-136, Class P	1.500%	10/20/45	291,745	240,124
GNMA, Series 2016-116, Class DZ	3.000%	09/20/46	514,955	395,574
GNMA, Series 2017-179, Class NZ	2.500%	12/20/47	467,923	321,467
GNMA, Series 2018-27, Class KY	3.500%	02/20/48	1,608,166	1,324,889
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	302,041
GNMA, Series 2018-120, Class LH	3.500%	09/20/48	593,318	457,823
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	569,675	510,503

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 26.4% continued
GNMA, Series 2022-45, Class B	2.500%	05/20/50	$173,888	$156,185
GNMA, Series 2020-95, Class EA	1.500%	07/20/50	1,006,777	790,431
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	306,233	150,647
GNMA, Series 2020-134, Class AK	1.000%	09/20/50	274,676	126,824
GNMA, Series 2020-148, Class YW	1.000%	10/20/50	349,497	188,662
GNMA, Series 2020-183, Class EB	1.150%	12/20/50	292,527	128,429
GNMA, Series 2021-1, Class BD	1.500%	01/20/51	303,257	234,823
GNMA, Series 2021-29, Class AG	5.000%	02/20/51	911,846	893,299
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	199,425	152,229
GNMA, Series 2021-116, Class CV	1.500%	07/20/51	1,015,211	593,095
GNMA, Series 2021-136, Class TU	1.500%	08/20/51	324,993	163,863
GNMA, Series 2021-136, Class TC	1.500%	08/20/51	1,093,789	708,163
GNMA, Series 2022-64, Class MA	2.500%	11/20/51	780,001	722,154
GNMA, Series 2023-13, Class HL	5.000%	01/20/53	244,634	232,742
GNMA, Series 2025-71, Class NL	5.000%	04/20/55	620,005	564,189
				26,514,462
Agency MBS CMO Derivatives — 1.3%
FHLMC, Series 5517, Class LT (IO) (-1* SOFR30A + 725) (a)	0.200%	03/25/55	12,115,952	73,497

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 87

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Agency MBS CMO Derivatives — 1.3% continued
FNMA, Series 2009-78, Class OS (IO) (-1* SOFR30A + 685) (a)	2.998%	10/25/39	$1,347,838	$118,653
FNMA, Series 2013-56, Class SH (IO) (-1* SOFR30A + 411) (a)	0.258%	06/25/43	201,875	125,188
FNMA, Series 2013-105, Class KO (PO)	0.000%	10/25/43	362,322	319,111
GNMA, Series 2022-31, Class MS (IO) (-2.5* SOFR30A + 900) (a)	0.000%	02/20/52	612,380	455,699
GNMA, Series 2026-102, Class SH (IO) (-1* SOFR30A + 630) (a)	2.709%	06/20/56	2,500,000	174,511
				1,266,659
Agency MBS Passthrough — 1.6%
FNMA, Pool #MA0633	5.000%	01/01/41	215,984	216,081
FNMA, Pool #BM6504	3.500%	01/01/48	679,451	627,060
GNMA, Pool #MA9367	8.000%	12/20/53	131,208	134,736
GNMA, Pool #DJ1126	7.000%	04/20/65	623,784	654,839
				1,632,716
Auto Loan — 2.4%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	150,000	150,787
First Help Financial, LLC, Series 2023-1A, Class B (c)	6.770%	05/15/29	225,000	225,731
Flagship Credit Auto Trust, Series 2023-1, Class C (c)	5.430%	05/15/29	134,306	134,427

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.4% continued
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	$143,778	$143,358
Lendbuzz Securitization Trust, Series 2023-2A, Class A2 (c)	7.090%	10/16/28	112,188	113,086
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (c)	5.180%	05/15/30	281,525	281,898
Lendbuzz Securitization Trust, Series 2026-1A, Class D (c)	6.860%	02/15/33	227,349	227,948
Lobel Automobile Receivables Trust, Series 2026-1, Class B (c)	5.530%	04/16/29	200,000	199,368
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (c)	5.760%	01/20/39	175,000	173,757
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	99,193	99,354
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	94,032	94,106
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	225,000	219,795
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class D (c)	7.720%	07/25/35	200,000	196,788
Veros Auto Receivables Trust, Series 2026-1, Class C (c)	5.220%	07/15/31	150,000	149,446
				2,409,849

88 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
CRE/CLO — 0.5%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	6.790%	01/18/41	$100,000	$100,597
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	7.290%	01/18/41	100,000	100,592
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(c)	6.332%	08/20/42	100,000	100,114
BXMT Ltd., Series 2020-FL2, Class AS (1* TSFR1M + 151) (a)(c)	5.142%	02/15/38	157,723	157,149
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.042%	05/17/38	89,418	89,373
				547,825
Credit Cards — 0.8%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	147,605
GPCC Amortizing Receivables, Series 2026-1A, Class C (c)	6.850%	06/16/36	250,000	249,997
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class D (c)	6.390%	06/21/32	275,000	274,291
Mission Lane Credit Card Master Trust, Series 2026-A, Class D (c)	6.270%	07/15/32	100,000	100,485
				772,378

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.6%
Business Jet Securities, LLC, Series 2026-1A, Class B (c)	6.099%	06/15/56	$100,000	$100,184
CPF IV, LLC, CP EF Asset Securitization, LLC, Series 2026-1A, Class E (c)	6.200%	01/17/34	300,000	280,980
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	220,000	221,032
				602,196
HECM — 4.8%
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	98,350
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (c)	4.500%	07/25/65	130,173	108,010
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (c)	4.250%	10/25/65	205,786	170,446
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (c)	4.250%	01/25/66	203,639	173,901
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (c)	4.250%	01/25/66	254,548	210,794
Brean Asset Backed Securities Trust, Series 2026-RM15, Class M3 (c)	4.250%	04/25/66	252,070	197,232

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 89

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
HECM — 4.8% continued
Brean Asset Backed Securities Trust, Series 2026-RM16, Class M3 (c)	4.250%	05/25/66	$250,000	$202,801
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	180,000	174,629
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	272,735	264,468
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(c)	4.500%	03/25/66	100,000	83,780
MOO Securitization Trust, Series 2026-RM2, Class M3 (a)(c)	4.750%	06/25/66	225,000	189,189
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (a)(c)	3.000%	11/25/38	275,000	252,696
Ocwen Loan Investment Trust, Series 2026-HB3, Class M3 (a)(c)	3.000%	06/25/39	225,000	203,648
Onity Loan Investment Trust, Series 2025-HB1, Class M1 (c)	3.000%	06/25/38	200,000	189,890
Onity Loan Investment Trust, Series 2026-HB2, Class M3 (a)(c)	3.000%	05/25/39	200,000	181,675
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	168,822	157,504
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	500,000	435,169

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.8% continued
RMF Proprietary Issuance Trust, Series 2021-1, Class A (c)	1.968%	05/25/61	$236,225	$225,154
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	370,899	355,331
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	438,522	423,340
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	138,013
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	400,000	377,210
				4,813,230
Hospitality — 0.3%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(c)	6.175%	08/15/42	100,000	100,125
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (a)(c)	5.025%	02/15/42	100,000	100,219
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	6.475%	03/15/42	100,000	100,000
				300,344
Industrial — 0.3%
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(c)	5.700%	12/15/44	250,000	250,234

90 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Laboratory — 3.2%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(c)	7.713%	08/13/41	$210,000	$197,546
BX Trust, Series 2026-CLS, Class C (1* TSFR1M + 235) (a)(c)	5.977%	05/15/31	100,000	100,213
BX Trust, Series 2026-CLS, Class D (1* TSFR1M + 345) (a)(c)	7.077%	05/15/31	100,000	100,250
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	550,000	455,647
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.139%	03/15/38	280,000	267,400
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(c)	5.489%	03/15/38	350,000	331,005
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(c)	6.090%	03/15/38	192,500	174,640
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	4.921%	05/15/39	500,000	476,250
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(c)	5.419%	05/15/39	400,000	350,000
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	5.719%	05/15/39	350,000	294,000

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 3.2% continued
Life Financial Services Trust, Series 2022-BMR2, Class D (1* TSFR1M + 254) (a)(c)	6.167%	05/15/39	$200,000	$156,000
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	300,000	255,709
				3,158,660
Multifamily — 1.5%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	6.715%	08/15/39	260,175	260,663
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.028%	05/25/55	199,800	202,389
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.178%	07/25/41	361,948	363,113
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.078%	10/25/44	189,506	190,700
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	5.678%	02/25/45	247,013	244,623
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	5.628%	01/25/51	9,249	9,238

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 91

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Multifamily — 1.5% continued
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (a)(c)	10.128%	05/25/52	$250,000	$274,231
				1,544,957
Non-Agency MBS 2.0 — 0.8%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (c)	3.698%	09/25/48	397,440	273,938
Redwood Funding Trust, Series 2026-2, Class A (c)	6.259%	11/27/56	244,583	243,835
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	275,000	277,435
				795,208
Non-Performing Loan — 0.3%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	84,997	85,317
Saluda Grade Alternative Mortgage Trust, Series 2026-NPL1, Class A1 (c)	6.595%	04/25/31	184,908	184,090
				269,407
Office — 1.0%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	100,000	91,998
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (c)(d)	3.289%	01/15/32	100,000	57,498

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.0% continued
Bay Trust, Series 2026-MDWS, Class A (1* TSFR1M + 164) (a)(c)	5.243%	06/15/41	$250,000	$249,062
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)(c)	2.461%	04/12/42	100,000	94,247
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(c)	5.625%	12/15/35	100,000	93,000
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	200,000	197,179
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	200,000	197,075
				980,059
Residential Transition Loan — 1.9%
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1 (c)	6.014%	05/25/31	175,000	175,875
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A2 (c)	7.427%	05/25/31	200,000	201,093
Colony American Finance Ltd., Series 2026-R1, Class A1 (c)	6.773%	03/25/36	145,073	144,732
Colony American Finance Ltd., Series 2026-R1, Class A2 (c)	10.054%	03/25/36	100,000	99,465
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	150,000	151,980
Fidelis Mortgage Trust, Series 2025-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	100,111

92 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Residential Transition Loan — 1.9% continued
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	$500,000	$500,599
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,024
LHOME Mortgage Trust, Series 2025-RTL2, Class A1 (c)	5.612%	04/25/40	300,000	300,909
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	100,000	100,183
				1,874,971
Second Lien — 2.0%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	74,210	74,601
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	181,423	181,129
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	167,442	166,626
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	92,207	92,395
Point Securitization Trust, Series 2025-2, Class A1 (c)	5.750%	09/25/55	249,271	247,474
Splitero Trust, Series 2025-1, Class A1 (c)	5.750%	12/25/55	249,992	247,571
Splitero Trust, Series 2026-1, Class A1 (c)	5.750%	06/25/56	250,000	247,145
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	93,835	93,852
Unlock HEA Trust, Series 2025-2, Class C (c)	6.000%	11/25/41	150,000	116,590
Unlock HEA Trust, Series 2025-2, Class A (c)	6.000%	11/25/41	96,186	95,170

	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien — 2.0% continued
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	$64,998	$65,052
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	401,694
				2,029,299
Single Family Rental — 0.1%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	155,757	146,042

Small Business — 1.2%
FOR A Financial Asset Securitization, Series 2026-1A, Class A (c)	5.850%	06/15/32	135,000	134,869
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	150,283
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	200,000	201,236
Kapitus Asset Securitization, LLC, Series 2025-1A, Class C (c)	7.400%	04/10/32	225,000	226,732
Mulligan Asset Securitization, LLC, Series 2026-1A, Class D (c)	10.170%	05/15/33	250,000	249,872
Newtek Alternative Loan Program, Series 2026-1, Class A (c)	5.720%	06/26/51	130,855	129,230
Newtek Alternative Loan Program, Series 2026-1, Class B (c)	7.180%	06/26/51	130,855	130,694
				1,222,916

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 93

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Student Loan — 0.7%
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(c)	5.878%	07/27/48	$188,582	$188,583
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	122,314	120,422
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	400,000	374,099
				683,104
Unsecured Consumer — 4.3%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	105,195	105,987
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	51,083	51,663
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	250,000	251,085
AMCR ABS Trust, Series 2026-A, Class B (c)	6.280%	05/18/33	100,000	100,120
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	200,000	201,907
Lendmark Funding Trust, Series 2026-1A, Class D (c)	5.900%	11/20/35	125,000	123,954
OneMain Financial Issuance Trust, Series 2026-1A, Class D (c)	6.260%	07/14/39	175,000	175,616
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,086
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	27,878	27,556

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 4.3% continued
Oportun Funding, LLC, Series 2025-D, Class D (c)	6.970%	02/08/33	$340,000	$341,393
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	200,000	198,136
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	50,705	50,744
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	67,781	67,959
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	349,968	348,022
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (c)	5.409%	07/15/33	99,966	99,379
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	200,000	200,094
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	150,000	150,376
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	100,000	101,371
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (c)	12.000%	07/20/33	300,000	291,892
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	200,000	200,622
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	100,540

94 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.7% continued
Unsecured Consumer — 4.3% continued
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	$108,053	$108,460
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	200,000	199,160
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	300,000	298,416
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	79,467	79,674
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	225,000	223,453
Upstart Securitization Trust, Series 2026-2, Class C (c)	5.830%	05/20/36	125,000	124,723
				4,347,388

Total Securitized
(Cost $61,282,968)				$61,918,974

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 15.3%
U.S. Treasury Notes	0.625%	08/15/30	$1,925,000	$1,667,080
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	73,274
U.S. Treasury Notes (b)	4.000%	02/15/34	4,400,000	4,298,594
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	104,768
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	162,086
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	153,768
U.S. Treasury STRIPS	0.000%	02/15/38	1,000,000	581,578
U.S. Treasury STRIPS	0.000%	11/15/38	1,000,000	556,733
U.S. Treasury Bonds	1.125%	08/15/40	1,000,000	626,328
U.S. Treasury Bonds	1.375%	11/15/40	850,000	549,479
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	94,579
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	506,825	369,395
U.S. Treasury STRIPS	0.000%	08/15/43	300,000	125,898
U.S. Treasury STRIPS	0.000%	08/15/44	500,000	197,866
U.S. Treasury Bonds	2.250%	08/15/46	1,000,000	652,227
U.S. Treasury Bonds	3.000%	02/15/48	5,700,000	4,196,402
U.S. Treasury Bonds	1.250%	05/15/50	400,000	190,344
U.S. Treasury Bonds	1.625%	11/15/50	1,500,000	784,043
Total Treasury
(Cost $15,715,563)				$15,384,442

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 95

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 2.7%
State Street Institutional US Government Money Market Fund — Premier Class, 3.58% (e)	717,634	$717,634
State Street Navigator Securities Lending Portfolio I, 3.34% (e)(f)	1,971,240	1,971,240
Total Registered Investment Companies
(Cost $2,688,874)		$2,688,874

Total Investment Securities — 101.8%
(Cost $101,787,733)		$102,192,604

Liabilities in Excess of Other Assets — (1.8)%		(1,809,838)

Net Assets — 100.0%		$100,382,766

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $6,740,876.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2026 was $43,845,847, representing 43.7% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2026 was $282,410, representing 0.3% of net assets.

(e)	The rate shown is the 7-day effective yield as of June 30, 2026.

(f)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

plc — Public Limited Company

PO — Principal Only

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2026 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Assets
Investment in unaffiliated securities, at cost	$241,097,896	$642,192,733	$66,566,715	$2,648,822,126
Investment in unaffiliated securities, at fair value*	$333,694,283	$715,518,134	$81,339,543	$3,034,634,522
Cash	1,157	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $1,061,531, $—, $—, $—, and $—)	—	—	—	—
Cash deposits with custodian for securities sold short	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares issued	261,741	2,742,601	24,567	3,908,598
Receivable for dividends and interest	447,698	724,580	73,666	2,701,895
Tax reclaims receivable	5,411	—	—	—
Total Assets	334,410,290	718,985,315	81,437,776	3,041,245,015

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $614,204,638, $—, $—, $—, and $—)	—	—	—	—
Payable for investments purchased	—	—	268,772	—
Payable for fund shares redeemed	322,314	875,446	232,284	4,915,233
Payable for dividend expense on securities sold short	—	—	—	—
Payable for return of collateral received for securities on loan	26,158,780	88,020,675	7,325,006	153,550,595
Payable to Investment Adviser	193,848	378,725	35,685	1,227,895
Payable to Administrator	42,524	74,560	10,538	309,154
Accrued distribution fees	10,563	6,354	660	42,468
Other accrued expenses	6,544	12,682	2,383	119,655
Total Liabilities	26,734,573	89,368,442	7,875,328	160,165,000

Contingencies and Commitments	—	—	—	—
Net Assets	$307,675,717	$629,616,873	$73,562,448	$2,881,080,015

Components of Net Assets
Paid-in capital	$215,927,962	$576,061,315	$59,449,197	$2,346,260,426
Accumulated earnings (deficit)	91,747,755	53,555,558	14,113,251	534,819,589
Net Assets	$307,675,717	$629,616,873	$73,562,448	$2,881,080,015
Net Assets
Investor Shares	$54,487,139	$31,310,041	$3,273,117	$204,316,768
Class I Shares	$225,546,900	$432,254,149	$67,923,967	$1,419,790,188
Class Y Shares	$27,641,678	$166,052,683	$2,365,364	$1,256,973,059
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	1,754,588	1,130,222	195,130	6,334,533
Class I Shares	6,965,303	15,432,369	4,052,298	43,860,081
Class Y Shares	850,065	5,900,952	140,343	38,787,427
Net Asset Value, offering and redemption price per share:
Investor Shares	$31.05	$27.70	$16.77	$32.25
Class I Shares	$32.38	$28.01	$16.76	$32.37
Class Y Shares	$32.52	$28.14	$16.85	$32.41
* Includes value of securities on loan	$69,127,871	$162,921,284	$13,087,640	$161,334,175

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Securitized Total Return Fund	Core Bond Fund	Core Plus Bond Fund

$554,544,635	$1,617,758,072	$138,134,304	$5,557,434,685	$31,662,812	$3,315,411,643	$101,787,733
$617,198,469	$2,125,974,276	$184,414,820	$5,548,243,786	$31,766,507	$3,259,312,217	$102,192,604
—	—	—	—	178,540	—	1,786
—	—	1,005,973	—	—	—	—
—	779,670,807	—	—	—	—	—
—	4,627,178	—	7,916,454	—	4,562,521	272,222
1,652,228	2,493,013	65,820	17,063,957	—	4,513,632	26,848
371,902	3,479,611	375,341	19,751,474	76,582	17,567,176	650,716
—	—	253,677	—	—	—	—
619,222,599	2,916,244,885	186,115,631	5,592,975,671	32,021,629	3,285,955,546	103,144,176

—	762,902,836	—	—	—	—	—
—	2,026,283	—	—	27,751	20,371,034	738,220
6,624,243	33,728,255	616,002	19,893,628	—	1,811,597	7,729
—	1,410,427	—	—	—	—	—
68,594,981	3,265,455	14,411,935	11,193	—	12,449,455	1,971,240
312,982	1,602,448	90,877	1,580,398	18,337	792,668	32,853
76,807	312,870	19,914	790,842	1,315	402,347	10,563
6,833	21,815	268	25,081	3	1,215	5
3,663	21,489	49,815	800	800	800	800
75,619,509	805,291,878	15,188,811	22,301,942	48,206	35,829,116	2,761,410

—	—	—	—	—	—	—
$543,603,090	$2,110,953,007	$170,926,820	$5,570,673,729	$31,973,423	$3,250,126,430	$100,382,766

$470,676,294	$1,694,083,810	$113,715,685	$5,602,269,854	$31,839,472	$3,326,403,134	$99,966,339
72,926,796	416,869,197	57,211,135	(31,596,125)	133,951	(76,276,704)	416,427
$543,603,090	$2,110,953,007	$170,926,820	$5,570,673,729	$31,973,423	$3,250,126,430	$100,382,766

$34,037,999	$104,189,921	$1,302,669	$121,762,011	$15,849	$6,179,319	$27,601
$462,020,047	$1,906,404,841	$120,771,327	$5,200,370,389	$24,798	$2,547,115,186	$60,756,330
$47,545,044	$100,358,245	$48,852,824	$248,541,329	$31,932,776	$696,831,925	$39,598,835

1,328,761	3,671,859	56,063	12,302,979	1,561	683,836	2,744
17,691,399	64,469,592	5,177,562	525,116,525	2,444	283,341,218	6,050,367
1,810,257	3,368,812	2,088,009	25,059,562	3,147,226	77,464,025	3,939,773

$25.62	$28.38	$23.24	$9.90	$10.15	$9.04	$10.06
$26.12	$29.57	$23.33	$9.90	$10.15	$8.99	$10.04
$26.26	$29.79	$23.40	$9.92	$10.15	$9.00	$10.05
$93,850,022	$3,310,057	$18,651,989	$19,659,820	—	$80,481,945	$6,740,876

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$2,631,720	$6,512,947	$662,254	$41,139,297
Securities lending income	66,362	118,150	7,445	146,789
Foreign taxes withheld (net of reclaims received)	(1,106)	(8,562)	(778)	—
Total Investment Income	2,696,976	6,622,535	668,921	41,286,086

Expenses
Investment advisory fees	1,027,131	2,920,738	224,043	10,540,170
Administration fees	220,040	497,282	64,679	2,567,826
Distribution and service fees — Investor	58,685	39,440	4,197	271,301
Reflow fees	19,339	181,179	9,793	1,097,506
Other fees	1,190	2,370	760	9,347
Total Expenses	1,326,385	3,641,009	303,472	14,486,150

Net Investment Income	1,370,591	2,981,526	365,449	26,799,936

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(1,760,815)	(22,475,439)	(534,399)	135,026,570
Net realized gains from in-kind redemptions	32,749,278	198,009,371	12,659,958	499,321,409
Net change in unrealized appreciation (depreciation) on investments	35,767,158	(131,579,575)	(8,752,417)	(591,166,346)
Net Realized and Unrealized Gains on Investments	66,755,621	43,954,357	3,373,142	43,181,633

Change in Net Assets from Operations	$68,126,212	$46,935,883	$3,738,591	$69,981,569

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

	Select Fund	Long-Short Fund	International Fund
Investment Income
Dividends	$4,767,982	$18,803,122	$2,570,605
Securities lending income	64,692	9,158	80,409
Rebates on short sales, net of fees	—	12,458,855	—
Foreign taxes withheld (net of reclaims received)	—	(105,672)	(198,806)
Total Investment Income	4,832,674	31,165,463	2,452,208

Expenses
Investment advisory fees	1,990,120	10,009,260	555,396
Administration fees	472,173	1,913,770	117,381
Distribution and service fees — Investor	44,770	139,874	1,705
Reflow fees	85,058	100,241	—
Other fees	1,826	5,431	43,732
Dividend expense	—	5,571,954	—
Total Expenses	2,593,947	17,740,530	718,214

Net Investment Income	2,238,727	13,424,933	1,733,994

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	12,940,714	20,971,652	7,239,007
Net realized gains from in-kind redemptions	43,109,063	203,338,918	—
Net realized gains on closed short positions	—	28,173,737	—
Net realized losses on foreign currency transactions	—	—	(73,714)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(33,965,416)	(292,172,564)	9,501,217
Net change in unrealized appreciation (depreciation) on short positions	—	(135,163,260)	—
Net Realized and Unrealized Gains (Losses) on Investments	22,084,361	(174,851,517)	16,666,510

Change in Net Assets from Operations	$24,323,088	($161,426,584)	$18,400,504

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

	Short Duration Securitized Bond Fund	Securitized Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Investment Income
Dividends	$6,400,523	$12,877	$1,189,951	$24,660
Securities lending income	34,775	—	70,712	7,663
Interest	144,647,437	720,331	76,796,796	2,407,006
Total Investment Income	151,082,735	733,208	78,057,459	2,439,329

Expenses
Investment advisory fees	8,990,111	110,910	4,758,980	190,963
Administration fees	4,416,267	7,951	2,378,791	59,303
Distribution and service fees — Investor	143,653	20	6,100	31
Other fees	13,041	670	8,669	891
Total Expenses	13,563,072	119,551	7,152,540	251,188

Net Investment Income	137,519,663	613,657	70,904,919	2,188,141

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	14,658,292	107,864	6,207,348	285,070
Net change in unrealized appreciation (depreciation) on investments	(43,983,445)	(420,553)	(45,338,873)	(1,199,099)
Net Realized and Unrealized Losses on Investments	(29,325,153)	(312,689)	(39,131,525)	(914,029)

Change in Net Assets from Operations	$108,194,510	$300,968	$31,773,394	$1,274,112

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$1,370,591	$1,758,147	$2,981,526	$8,124,687
Net realized gains on investment transactions	30,988,463	46,426,856	175,533,932	177,827,739
Net change in unrealized appreciation (depreciation) on investments	35,767,158	(27,152,866)	(131,579,575)	(122,109,475)
Change in Net Assets from Operations	68,126,212	21,032,137	46,935,883	63,842,951

Distributions to Shareholders
Investor	—	(2,424,643)	—	(1,923,125)
Class I	—	(8,374,683)	—	(26,440,827)
Class Y	—	(1,302,778)	—	(22,471,287)
Change in Net Assets from Distributions to Shareholders	—	(12,102,104)	—	(50,835,239)
Change in Net Assets from Capital Transactions	21,657,784	(18,470,484)	(268,188,273)	(287,356,265)

Total Change in Net Assets	89,783,996	(9,540,451)	(221,252,390)	(274,348,553)

Net Assets:
Beginning of period	217,891,721	227,432,172	850,869,263	1,125,217,816
End of period	$307,675,717	$217,891,721	$629,616,873	$850,869,263

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Capital Transactions
Investor
Proceeds from shares sold	$3,640,703	$5,875,649	$321,041	$1,348,514
Reinvested distributions	—	2,143,319	—	1,825,498
Payments for shares redeemed	(4,540,232)	(28,240,124)	(3,636,356)	(7,912,417)
Change in Net Assets from Investor Share Transactions	(899,529)	(20,221,156)	(3,315,315)	(4,738,405)
Class I
Proceeds from shares sold	46,197,793	42,996,258	12,872,117	26,306,907
Reinvested distributions	—	7,843,655	—	18,574,771
Payments for shares redeemed	(21,488,905)	(50,663,997)	(56,178,985)	(80,426,792)
Change in Net Assets from Class I Share Transactions	24,708,888	175,916	(43,306,868)	(35,545,114)
Class Y
Proceeds from shares sold	60,737,653	55,272,681	314,284,066	230,972,307
Reinvested distributions	—	1,163,202	—	22,310,659
Payments for shares redeemed	(62,889,228)	(54,861,127)	(535,850,156)	(500,355,712)
Change in Net Assets from Class Y Share Transactions	(2,151,575)	1,574,756	(221,566,090)	(247,072,746)
Change in Net Assets from Capital Transactions	$21,657,784	$(18,470,484)	$(268,188,273)	$(287,356,265)

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
Investor
Issued	131,721	252,985	12,093	52,701
Reinvested	—	87,411	—	69,543
Redeemed	(168,958)	(1,242,073)	(135,896)	(309,793)
Change in Shares Outstanding	(37,237)	(901,677)	(123,803)	(187,549)
Class I
Issued	1,698,419	1,807,660	480,707	1,032,564
Reinvested	—	306,887	—	700,934
Redeemed	(742,213)	(2,219,106)	(2,119,998)	(3,151,831)
Change in Shares Outstanding	956,206	(104,559)	(1,639,291)	(1,418,333)
Class Y
Issued	2,217,726	2,214,541	11,843,509	8,619,352
Reinvested	—	45,302	—	838,746
Redeemed	(2,260,528)	(2,181,343)	(20,029,287)	(19,367,782)
Change in Shares Outstanding	(42,802)	78,500	(8,185,778)	(9,909,684)
Change in Total Shares Outstanding	876,167	(927,736)	(9,948,872)	(11,515,566)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$365,449	$1,032,746	$26,799,936	$104,426,089
Net realized gains on investment transactions	12,125,559	42,694,935	634,347,979	1,175,954,445
Net change in unrealized appreciation (depreciation) on investments	(8,752,417)	(31,464,666)	(591,166,346)	(861,677,841)
Change in Net Assets from Operations	3,738,591	12,263,015	69,981,569	418,702,693

Distributions to Shareholders
Investor	—	(541,313)	—	(13,863,956)
Class I	—	(11,337,473)	—	(238,632,955)
Class Y	—	(641,772)	—	(134,197,868)
Change in Net Assets from Distributions to Shareholders	—	(12,520,558)	—	(386,694,779)
Change in Net Assets from Capital Transactions	(6,840,389)	(69,765,415)	(3,474,602,641)	(2,369,854,303)

Total Change in Net Assets	(3,101,798)	(70,022,958)	(3,404,621,072)	(2,337,846,389)

Net Assets:
Beginning of period	76,664,246	146,687,204	6,285,701,087	8,623,547,476
End of period	$73,562,448	$76,664,246	$2,881,080,015	$6,285,701,087

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Capital Transactions
Investor
Proceeds from shares sold	$18,549	$61,173	$4,853,705	$31,766,687
Reinvested distributions	—	522,279	—	11,116,434
Payments for shares redeemed	(357,742)	(1,029,705)	(35,061,044)	(103,856,212)
Change in Net Assets from Investor Share Transactions	(339,193)	(446,253)	(30,207,339)	(60,973,091)
Class I
Proceeds from shares sold	3,893,702	10,920,261	74,276,152	896,575,790
Reinvested distributions	—	11,013,636	—	205,392,068
Payments for shares redeemed	(9,451,678)	(86,495,799)	(2,604,999,394)	(2,720,081,380)
Change in Net Assets from Class I Share Transactions	(5,557,976)	(64,561,902)	(2,530,723,242)	(1,618,113,522)
Class Y
Proceeds from shares sold	21,007,034	24,139,862	1,137,418,844	1,531,745,078
Shares issued for in-kind subscriptions	—	—	260,901,350	—
Reinvested distributions	—	472,008	—	126,469,876
Payments for shares redeemed	(21,950,254)	(29,369,130)	(2,311,992,254)	(2,348,982,644)
Change in Net Assets from Class Y Share Transactions	(943,220)	(4,757,260)	(913,672,060)	(690,767,690)
Change in Net Assets from Capital Transactions	$(6,840,389)	$(69,765,415)	$(3,474,602,641)	$(2,369,854,303)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
Investor
Issued	1,126	3,640	151,066	967,693
Reinvested	—	32,194	—	344,489
Redeemed	(22,101)	(59,630)	(1,091,104)	(3,158,255)
Change in Shares Outstanding	(20,975)	(23,796)	(940,038)	(1,846,073)
Class I
Issued	239,630	650,318	2,288,506	27,314,046
Reinvested	—	679,061	—	6,333,216
Redeemed	(584,180)	(5,023,416)	(80,060,499)	(82,302,133)
Change in Shares Outstanding	(344,550)	(3,694,037)	(77,771,993)	(48,654,871)
Class Y
Issued	1,299,724	1,369,603	35,147,128	46,013,877
Issued for in-kind subscriptions	—	—	7,981,075	—
Reinvested	—	28,914	—	3,892,197
Redeemed	(1,353,344)	(1,691,776)	(71,249,549)	(70,519,295)
Change in Shares Outstanding	(53,620)	(293,259)	(28,121,346)	(20,613,221)
Change in Total Shares Outstanding	(419,145)	(4,011,092)	(106,833,377)	(71,114,165)

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$2,238,727	$5,371,859	$13,424,933	$35,763,165
Net realized gains on investment transactions	56,049,777	121,433,563	224,310,570	176,968,659
Net realized gains (losses) on closed short positions	—	—	28,173,737	(45,963,903)
Net change in unrealized appreciation (depreciation) on investments	(33,965,416)	(54,632,874)	(292,172,564)	118,506,803
Net change in unrealized appreciation (depreciation) on short positions	—	—	(135,163,260)	64,787,458
Change in Net Assets from Operations	24,323,088	72,172,548	(161,426,584)	350,062,182

Distributions to Shareholders
Investor	—	(2,786,181)	—	(1,653,388)
Class I	—	(37,420,704)	—	(33,554,132)
Class Y	—	(5,655,351)	—	(2,036,984)
Change in Net Assets from Distributions to Shareholders	—	(45,862,236)	—	(37,244,504)
Change in Net Assets from Capital Transactions	(59,867,419)	(27,958,526)	(72,102,522)	347,843,988

Total Change in Net Assets	(35,544,331)	(1,648,214)	(233,529,106)	660,661,666

Net Assets:
Beginning of period	579,147,421	580,795,635	2,344,482,113	1,683,820,447
End of period	$543,603,090	$579,147,421	$2,110,953,007	$2,344,482,113

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Capital Transactions
Investor
Proceeds from shares sold	$7,494,855	$6,991,759	$4,912,863	$9,420,638
Reinvested distributions	—	2,227,587	—	1,479,902
Payments for shares redeemed	(10,684,429)	(18,543,323)	(12,074,561)	(25,177,509)
Change in Net Assets from Investor Share Transactions	(3,189,574)	(9,323,977)	(7,161,698)	(14,276,969)
Class I
Proceeds from shares sold	53,340,568	83,974,574	170,521,779	732,378,134
Reinvested distributions	—	34,888,339	—	29,150,803
Payments for shares redeemed	(80,142,046)	(142,207,001)	(200,741,375)	(424,963,864)
Change in Net Assets from Class I Share Transactions	(26,801,478)	(23,344,088)	(30,219,596)	336,565,073
Class Y
Proceeds from shares sold	94,357,197	122,793,364	236,787,592	186,969,856
Reinvested distributions	—	5,579,491	—	1,262,907
Payments for shares redeemed	(124,233,564)	(123,663,316)	(271,508,820)	(162,676,879)
Change in Net Assets from Class Y Share Transactions	(29,876,367)	4,709,539	(34,721,228)	25,555,884
Change in Net Assets from Capital Transactions	$(59,867,419)	$(27,958,526)	$(72,102,522)	$347,843,988

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
Investor
Issued	299,319	290,222	164,777	332,164
Reinvested	—	89,268	—	48,280
Redeemed	(426,686)	(789,153)	(407,236)	(908,071)
Change in Shares Outstanding	(127,367)	(409,663)	(242,459)	(527,627)
Class I
Issued	2,060,314	3,479,368	5,550,280	25,043,275
Reinvested	—	1,370,347	—	913,962
Redeemed	(3,150,186)	(5,820,405)	(6,541,635)	(14,575,652)
Change in Shares Outstanding	(1,089,872)	(970,690)	(991,355)	11,381,585
Class Y
Issued	3,688,832	4,791,845	7,619,319	6,007,381
Reinvested	—	217,663	—	39,312
Redeemed	(4,823,351)	(4,846,829)	(8,698,942)	(5,273,660)
Change in Shares Outstanding	(1,134,519)	162,679	(1,079,623)	773,033
Change in Total Shares Outstanding	(2,351,758)	(1,217,674)	(2,313,437)	11,626,991

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 111

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$1,733,994	$2,462,425	$137,519,663	$250,882,545
Net realized gains (losses) on investment transactions	7,239,007	10,394,950	14,658,292	(5,814,451)
Net realized losses on foreign currency transactions	(73,714)	(11,399)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	9,501,217	27,431,509	(43,983,445)	13,883,446
Change in Net Assets from Operations	18,400,504	40,277,485	108,194,510	258,951,540

Distributions to Shareholders
Investor	—	(52,876)	(3,234,077)	(4,848,691)
Class I	—	(4,996,005)	(142,633,016)	(238,249,395)
Class Y	—	(2,422,605)	(7,169,052)	(11,145,359)
Change in Net Assets from Distributions to Shareholders	—	(7,471,486)	(153,036,145)	(254,243,445)
Change in Net Assets from Capital Transactions	(8,753,640)	(12,938,449)	748,908,310	1,419,970,209

Total Change in Net Assets	9,646,864	19,867,550	704,066,675	1,424,678,304

Net Assets:
Beginning of period	161,279,956	141,412,406	4,866,607,054	3,441,928,750
End of period	$170,926,820	$161,279,956	$5,570,673,729	$4,866,607,054

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Capital Transactions
Investor
Proceeds from shares sold	$130,410	$249,647	$45,385,074	$99,428,554
Reinvested distributions	—	52,876	3,102,172	4,593,730
Payments for shares redeemed	(185,210)	(500,028)	(29,854,741)	(55,180,533)
Change in Net Assets from Investor Share Transactions	(54,800)	(197,505)	18,632,505	48,841,751
Class I
Proceeds from shares sold	8,274,680	33,325,446	1,431,115,505	2,506,149,263
Reinvested distributions	—	4,918,770	120,582,315	198,963,722
Payments for shares redeemed	(8,143,965)	(15,633,844)	(820,637,159)	(1,473,062,659)
Change in Net Assets from Class I Share Transactions	130,715	22,610,372	731,060,661	1,232,050,326
Class Y
Proceeds from shares sold	1,984,954	4,919,054	85,469,530	154,971,515
Reinvested distributions	—	2,214,801	4,455,391	6,861,589
Payments for shares redeemed	(10,814,509)	(42,485,171)	(90,709,777)	(22,754,972)
Change in Net Assets from Class Y Share Transactions	(8,829,555)	(35,351,316)	(784,856)	139,078,132
Change in Net Assets from Capital Transactions	$(8,753,640)	$(12,938,449)	$748,908,310	$1,419,970,209

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 113

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
Investor
Issued	5,862	12,737	4,552,440	9,921,550
Reinvested	—	2,519	312,357	459,166
Redeemed	(7,970)	(27,178)	(2,996,523)	(5,507,195)
Change in Shares Outstanding	(2,108)	(11,922)	1,868,274	4,873,521
Class I
Issued	368,749	1,790,613	143,538,081	249,917,620
Reinvested	—	233,740	12,131,083	19,880,261
Redeemed	(363,350)	(799,615)	(82,307,422)	(146,998,755)
Change in Shares Outstanding	5,399	1,224,738	73,361,742	122,799,126
Class Y
Issued	86,944	258,734	8,570,730	15,409,514
Reinvested	—	104,982	447,526	684,457
Redeemed	(472,117)	(2,138,455)	(9,087,521)	(2,266,667)
Change in Shares Outstanding	(385,173)	(1,774,739)	(69,265)	13,827,304
Change in Total Shares Outstanding	(381,882)	(561,923)	75,160,751	141,499,951

See accompanying Notes to Financial Statements.

114 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Securitized Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the period ended December 31, 2025(A)	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$613,657	$664,810	$70,904,919	$125,259,007
Net realized gains on investment transactions	107,864	37,838	6,207,348	1,608,646
Net change in unrealized appreciation (depreciation) on investments	(420,553)	524,248	(45,338,873)	51,763,970
Change in Net Assets from Operations	300,968	1,226,896	31,773,394	178,631,623

Distributions to Shareholders
Investor	(321)	(309)	(110,994)	(225,252)
Class I	(534)	(409)	(59,906,472)	(103,133,275)
Class Y	(722,517)	(669,823)	(16,626,687)	(23,298,131)
Change in Net Assets from Distributions to Shareholders	(723,372)	(670,541)	(76,644,153)	(126,656,658)
Change in Net Assets from Capital Transactions	1,163,494	30,675,978	216,242,137	1,022,332,631

Total Change in Net Assets	741,090	31,232,333	171,371,378	1,074,307,596

Net Assets:
Beginning of period	31,232,333	—	3,078,755,052	2,004,447,456
End of period	$31,973,423	$31,232,333	$3,250,126,430	$3,078,755,052

(A)	Fund commenced operations on June 30, 2025.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Statements of Changes in Net Assets

	Securitized Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the period ended December 31, 2025(A)	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Capital Transactions
Investor
Proceeds from shares sold	$—	$15,000	$2,631,018	$1,858,466
Reinvested distributions	321	309	106,875	216,575
Payments for shares redeemed	—	—	(1,568,473)	(1,644,860)
Change in Net Assets from Investor Share Transactions	321	15,309	1,169,420	430,181
Class I
Proceeds from shares sold	3,337	20,437	475,142,248	1,026,400,114
Reinvested distributions	534	409	52,793,752	90,793,070
Payments for shares redeemed	—	—	(345,855,810)	(485,956,857)
Change in Net Assets from Class I Share Transactions	3,871	20,846	182,080,190	631,236,327
Class Y
Proceeds from shares sold	1,122,601	29,970,000	91,739,662	517,826,094
Reinvested distributions	722,517	669,823	8,966,520	12,728,111
Payments for shares redeemed	(685,816)	—	(67,713,655)	(139,888,082)
Change in Net Assets from Class Y Share Transactions	1,159,302	30,639,823	32,992,527	390,666,123
Change in Net Assets from Capital Transactions	$1,163,494	$30,675,978	$216,242,137	$1,022,332,631
Share Transactions:
Investor
Issued	—	1,500	289,693	204,815
Reinvested	31	30	11,748	23,759
Redeemed	—	—	(171,677)	(180,167)
Change in Shares Outstanding	31	1,530	129,764	48,407
Class I
Issued	322	2,030	52,231,373	113,181,887
Reinvested	52	40	5,828,687	9,998,798
Redeemed	—	—	(38,095,445)	(53,585,746)
Change in Shares Outstanding	374	2,070	19,964,615	69,594,939
Class Y
Issued	108,449	2,970,643	10,095,717	57,355,599
Reinvested	70,680	65,223	989,492	1,399,107
Redeemed	(67,769)	—	(7,423,245)	(15,462,082)
Change in Shares Outstanding	111,360	3,035,866	3,661,964	43,292,624
Change in Total Shares Outstanding	111,765	3,039,466	23,756,343	112,935,970

(A)	Fund commenced operations on June 30, 2025.

See accompanying Notes to Financial Statements.

116 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$2,188,141	$3,190,237
Net realized gains (losses) on investment transactions	285,070	(41,373)
Net change in unrealized appreciation (depreciation) on investments	(1,199,099)	2,077,663
Change in Net Assets from Operations	1,274,112	5,226,527

Distributions to Shareholders
Investor	(574)	(1,011)
Class I	(1,371,890)	(1,431,713)
Class Y	(995,168)	(1,777,108)
Change in Net Assets from Distributions to Shareholders	(2,367,632)	(3,209,832)
Change in Net Assets from Capital Transactions	4,263,274	59,531,740

Total Change in Net Assets	3,169,754	61,548,435

Net Assets:
Beginning of period	97,213,012	35,664,577
End of period	$100,382,766	$97,213,012

Capital Transactions
Investor
Proceeds from shares sold	$2,500	$2,402
Reinvested distributions	574	1,011
Payments for shares redeemed	(1)	—
Change in Net Assets from Investor Share Transactions	3,073	3,413
Class I
Proceeds from shares sold	10,485,918	57,968,997
Reinvested distributions	857,291	639,199
Payments for shares redeemed	(7,376,025)	(2,292,839)
Change in Net Assets from Class I Share Transactions	3,967,184	56,315,357
Class Y
Proceeds from shares sold	405,723	1,635,538
Reinvested distributions	995,168	1,777,108
Payments for shares redeemed	(1,107,874)	(199,676)
Change in Net Assets from Class Y Share Transactions	293,017	3,212,970
Change in Net Assets from Capital Transactions	$4,263,274	$59,531,740

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Plus Bond Fund
	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
Investor
Issued	248	240
Reinvested	57	101
Redeemed	—	—
Change in Shares Outstanding	305	341
Class I
Issued	1,039,751	5,790,791
Reinvested	84,925	62,873
Redeemed	(726,795)	(225,977)
Change in Shares Outstanding	397,881	5,627,687
Class Y
Issued	40,117	160,939
Reinvested	98,450	176,519
Redeemed	(110,414)	(19,615)
Change in Shares Outstanding	28,153	317,843
Change in Total Shares Outstanding	426,339	5,945,871

See accompanying Notes to Financial Statements.

118 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 119

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2026 (Unaudited)	$24.26	0.11	6.68	6.79	—
For the year ended December 31, 2025	$23.01	0.14	2.52	2.66	—
For the year ended December 31, 2024	$23.55	0.09	3.07	3.16	(1.18)
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)

Class I
For the six months ended June 30, 2026 (Unaudited)	$25.26	0.15	6.97	7.12	—
For the year ended December 31, 2025	$23.87	0.21	2.63	2.84	(0.04)
For the year ended December 31, 2024	$24.30	0.17	3.17	3.34	(1.25)
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)

Class Y
For the six months ended June 30, 2026 (Unaudited)	$25.35	0.17	7.00	7.17	—
For the year ended December 31, 2025	$23.95	0.23	2.65	2.88	(0.07)
For the year ended December 31, 2024	$24.38	0.20	3.17	3.37	(1.28)
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)

(A) Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C) Not annualized.

120 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

—	—	$31.05	27.99	%(C)	$54,487	1.28	%(D)	0.84	%(D)	7	%(C)(E)
(1.41)	(1.41)	$24.26	11.48%		$43,472	1.28%		0.61%		57	%(E)
(2.52)	(3.70)	$23.01	12.88%		$61,972	1.26%		0.38%		43%
(6.61)	(7.24)	$23.55	22.94%		$62,642	1.26%		0.88%		41%
(4.40)	(4.55)	$25.06	(15.02)%		$79,634	1.26%		0.34%		37	%(E)
(5.98)	(6.05)	$34.73	32.45%		$123,975	1.26%		0.20%		20%

—	—	$32.38	28.19	%(C)	$225,547	0.99	%(D)	1.10	%(D)	7	%(C)(E)
(1.41)	(1.45)	$25.26	11.84%		$151,786	0.99%		0.87%		57	%(E)
(2.52)	(3.77)	$23.87	13.22%		$145,953	0.97%		0.67%		43%
(6.61)	(7.31)	$24.30	23.22%		$149,790	0.97%		1.19%		41%
(4.40)	(4.64)	$25.67	(14.77)%		$187,656	0.97%		0.57%		37	%(E)
(5.98)	(6.16)	$35.44	32.83%		$391,856	0.97%		0.52%		20%

—	—	$32.52	28.28	%(C)	$27,642	0.86	%(D)	1.23	%(D)	7	%(C)(E)
(1.41)	(1.48)	$25.35	11.96%		$22,633	0.87%		0.94%		57	%(E)
(2.52)	(3.80)	$23.95	13.31%		$19,507	0.85%		0.78%		43%
(6.61)	(7.35)	$24.38	23.47%		$18,448	0.85%		1.29%		41%
(4.40)	(4.67)	$25.72	(14.64)%		$18,592	0.85%		0.69%		37	%(E)
(5.98)	(6.20)	$35.49	32.98%		$52,704	0.85%		0.59%		20%

(D) Annualized.

(E) Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 121

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2026 (Unaudited)	$25.97	0.06	1.67	1.73	—
For the year ended December 31, 2025	$25.43	0.14	1.99	2.13	—
For the year ended December 31, 2024	$25.35	0.18	1.87	2.05	(0.25)
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)

Class I
For the six months ended June 30, 2026 (Unaudited)	$26.22	0.10	1.69	1.79	—
For the year ended December 31, 2025	$25.59	0.21	2.01	2.22	—
For the year ended December 31, 2024	$25.48	0.26	1.89	2.15	(0.32)
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)

Class Y
For the six months ended June 30, 2026 (Unaudited)	$26.32	0.11	1.71	1.82	—
For the year ended December 31, 2025	$25.65	0.24	2.02	2.26	—
For the year ended December 31, 2024	$25.55	0.30	1.88	2.18	(0.36)
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)

(A) Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B) The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2024 through 2021.

(C) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

122 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(B)		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	$27.70	6.66	%(D)	$31,310	1.27	%(E)	1.27	%(E)	0.44	%(E)	33	%(D)(F)
(1.59)	(1.59)	$25.97	8.33%		$32,561	1.22%		1.22%		0.55%		44	%(F)
(1.72)	(1.97)	$25.43	7.78%		$36,660	1.21%		1.21%		0.69%		22	%(F)
(0.19)	(0.26)	$25.35	11.12%		$44,270	1.21%		1.21%		0.63%		16	%(F)
(1.03)	(1.15)	$23.04	(13.86)%		$163,974	1.21%		1.21%		0.45%		25	%(F)
(1.50)	(1.55)	$28.06	30.78%		$208,110	1.20%		1.21%		0.18%		14%

—	—	$28.01	6.83	%(D)	$432,254	0.98	%(E)	0.98	%(E)	0.74	%(E)	33	%(D)(F)
(1.59)	(1.59)	$26.22	8.63%		$447,534	0.93%		0.93%		0.84%		44	%(F)
(1.72)	(2.04)	$25.59	8.11%		$473,097	0.92%		0.92%		0.98%		22	%(F)
(0.19)	(0.51)	$25.48	11.47%		$758,160	0.92%		0.92%		1.07%		16	%(F)
(1.03)	(1.22)	$23.31	(13.62)%		$813,600	0.92%		0.92%		0.74%		25	%(F)
(1.50)	(1.63)	$28.38	31.14%		$1,059,287	0.91%		0.92%		0.45%		14%

—	—	$28.14	6.91	%(D)	$166,053	0.85	%(E)	0.85	%(E)	0.84	%(E)	33	%(D)(F)
(1.59)	(1.59)	$26.32	8.76%		$370,775	0.81%		0.81%		0.93%		44	%(F)
(1.72)	(2.08)	$25.65	8.23%		$615,460	0.80%		0.80%		1.11%		22	%(F)
(0.19)	(0.54)	$25.55	11.62%		$815,252	0.80%		0.80%		1.21%		16	%(F)
(1.03)	(1.25)	$23.37	(13.51)%		$924,744	0.80%		0.80%		0.87%		25	%(F)
(1.50)	(1.66)	$28.45	31.24%		$1,011,010	0.79%		0.80%		0.59%		14%

(D) Not annualized.

(E) Annualized.

(F) Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 123

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$15.98	0.06	0.73	0.79
For the year ended December 31, 2025	$16.67	0.12	2.08	2.20
For the year ended December 31, 2024	$16.37	0.14	1.63	1.77
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41

Class I
For the six months ended June 30, 2026 (Unaudited)	$15.94	0.08	0.74	0.82
For the year ended December 31, 2025	$16.63	0.17	2.07	2.24
For the year ended December 31, 2024	$16.33	0.19	1.63	1.82
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48

Class Y
For the six months ended June 30, 2026 (Unaudited)	$16.02	0.09	0.74	0.83
For the year ended December 31, 2025	$16.69	0.18	2.11	2.29
For the year ended December 31, 2024	$16.39	0.21	1.64	1.85
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51

(A) Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C) Not annualized.

124 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

—	—	—	$16.77	4.94	%(C)	$3,273	1.10	%(D)	0.70	%(D)	18	%(C)(E)
(0.18)	(2.71)	(2.89)	$15.98	13.10%		$3,453	1.08%		0.67%		33	%(E)
(0.15)	(1.32)	(1.47)	$16.67	10.50%		$3,998	1.06%		0.81%		19%
(0.04)	(0.32)	(0.36)	$16.37	9.14%		$4,435	1.06%		0.48%		22%
(0.10)	(0.66)	(0.76)	$15.33	(13.66)%		$23,932	1.06%		0.46%		19	%(E)
(0.06)	—	(0.06)	$18.62	30.87%		$33,006	1.06%		0.30%		12%

—	—	—	$16.76	5.14	%(C)	$67,924	0.81	%(D)	0.99	%(D)	18	%(C)(E)
(0.22)	(2.71)	(2.93)	$15.94	13.37%		$70,105	0.79%		0.98%		33	%(E)
(0.20)	(1.32)	(1.52)	$16.63	10.83%		$134,555	0.77%		1.10%		19%
(0.19)	(0.32)	(0.51)	$16.33	9.44%		$149,820	0.77%		0.90%		22%
(0.15)	(0.66)	(0.81)	$15.39	(13.39)%		$150,772	0.77%		0.75%		19	%(E)
(0.11)	—	(0.11)	$18.69	31.29%		$229,696	0.77%		0.60%		12%

—	—	—	$16.85	5.18	%(C)	$2,365	0.68	%(D)	1.06	%(D)	18	%(C)(E)
(0.25)	(2.71)	(2.96)	$16.02	13.63%		$3,106	0.67%		1.00%		33	%(E)
(0.23)	(1.32)	(1.55)	$16.69	10.93%		$8,134	0.65%		1.21%		19%
(0.21)	(0.32)	(0.53)	$16.39	9.65%		$8,263	0.65%		0.99%		22%
(0.17)	(0.66)	(0.83)	$15.43	(13.31)%		$12,528	0.65%		0.86%		19	%(E)
(0.13)	—	(0.13)	$18.74	31.41%		$23,739	0.65%		0.69%		12%

(D) Annualized.

(E) Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 125

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$32.02	0.15	0.08	0.23
For the year ended December 31, 2025	$32.23	0.33	1.39	1.72
For the year ended December 31, 2024	$31.72	0.40	3.44	3.84
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66

Class I
For the six months ended June 30, 2026 (Unaudited)	$32.10	0.20	0.07	0.27
For the year ended December 31, 2025	$32.30	0.42	1.41	1.83
For the year ended December 31, 2024	$31.80	0.51	3.43	3.94
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80

Class Y
For the six months ended June 30, 2026 (Unaudited)	$32.11	0.22	0.08	0.30
For the year ended December 31, 2025	$32.33	0.46	1.40	1.86
For the year ended December 31, 2024	$31.82	0.55	3.44	3.99
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

126 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

—	—	—	$32.25	0.72	%(C)	$204	1.02	%(D)	0.96	%(D)	16	%(C)(E)(F)
(0.06)	(1.87)	(1.93)	$32.02	5.33%		$233	0.97%		1.00%		45	%(F)
(0.38)	(2.95)	(3.33)	$32.23	11.83%		$294	0.96%		1.16%		36	%(F)
(0.24)	(0.74)	(0.98)	$31.72	13.31%		$332	0.96%		1.16%		22%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%		$777	0.96%		0.87%		38	%(F)
(0.21)	(2.37)	(2.58)	$35.50	25.42%		$987	0.96%		0.68%		22	%(F)

—	—	—	$32.37	0.84	%(C)	$1,420	0.73	%(D)	1.25	%(D)	16	%(C)(E)(F)
(0.16)	(1.87)	(2.03)	$32.10	5.65%		$3,904	0.68%		1.28%		45	%(F)
(0.49)	(2.95)	(3.44)	$32.30	12.11%		$5,500	0.67%		1.46%		36	%(F)
(0.46)	(0.74)	(1.20)	$31.80	13.66%		$5,228	0.67%		1.47%		22%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%		$5,417	0.67%		1.16%		38	%(F)
(0.31)	(2.37)	(2.68)	$35.69	25.75%		$8,168	0.67%		0.97%		22	%(F)

—	—	—	$32.41	0.93	%(C)	$1,257	0.60	%(D)	1.35	%(D)	16	%(C)(E)(F)
(0.21)	(1.87)	(2.08)	$32.11	5.74%		$2,149	0.56%		1.41%		45	%(F)
(0.53)	(2.95)	(3.48)	$32.33	12.26%		$2,829	0.55%		1.57%		36	%(F)
(0.50)	(0.74)	(1.24)	$31.82	13.78%		$2,852	0.55%		1.60%		22%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%		$2,296	0.55%		1.28%		38	%(F)
(0.35)	(2.37)	(2.72)	$35.72	25.89%		$3,205	0.55%		1.09%		22	%(F)

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover does not include in-kind subscriptions.

(F)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 127

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$24.55	0.06	1.01	1.07
For the year ended December 31, 2025	$23.43	0.16	2.97	3.13
For the year ended December 31, 2024	$22.11	0.14	2.74	2.88
For the year ended December 31, 2023	$17.03	0.05	5.09	5.14
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95

Class I
For the six months ended June 30, 2026 (Unaudited)	$24.99	0.10	1.03	1.13
For the year ended December 31, 2025	$23.82	0.23	3.02	3.25
For the year ended December 31, 2024	$22.44	0.22	2.78	3.00
For the year ended December 31, 2023	$17.28	0.11	5.17	5.28
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10

Class Y
For the six months ended June 30, 2026 (Unaudited)	$25.14	0.11	1.01	1.12
For the year ended December 31, 2025	$23.95	0.26	3.04	3.30
For the year ended December 31, 2024	$22.55	0.25	2.80	3.05
For the year ended December 31, 2023	$17.36	0.12	5.20	5.32
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

128 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$25.62	4.36	%(C)	$34,038	1.20	%(D)	0.51	%(D)	24	%(C)(E)
(0.16)	(1.85)	(2.01)	$24.55	13.29%		$35,749	1.17%		0.65%		50	%(E)
(0.14)	(1.42)	(1.56)	$23.43	12.79%		$43,724	1.16%		0.61%		44%
(0.05)	(0.01)	(0.06)	$22.11	30.19%		$31,797	1.16%		0.26%		60%
—	(0.69)	(0.69)	$17.03	(17.44)%		$28,808	1.16%		(0.09)%		78	%(E)
(0.17)	(2.77)	(2.94)	$21.44	32.91%		$31,064	1.16%		0.44%		55%

—	—	—	$26.12	4.52	%(C)	$462,020	0.91	%(D)	0.80	%(D)	24	%(C)(E)
(0.23)	(1.85)	(2.08)	$24.99	13.58%		$469,376	0.88%		0.95%		50	%(E)
(0.20)	(1.42)	(1.62)	$23.82	13.13%		$470,437	0.87%		0.90%		44%
(0.11)	(0.01)	(0.12)	$22.44	30.56%		$389,017	0.87%		0.59%		60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%		$238,051	0.87%		0.21%		78	%(E)
(0.20)	(2.77)	(2.97)	$21.73	33.39%		$232,051	0.87%		0.61%		55%

—	—	—	$26.26	4.45	%(C)	$47,545	0.78	%(D)	0.88	%(D)	24	%(C)(E)
(0.26)	(1.85)	(2.11)	$25.14	13.72%		$74,022	0.76%		1.05%		50	%(E)
(0.23)	(1.42)	(1.65)	$23.95	13.28%		$66,634	0.75%		1.02%		44%
(0.12)	(0.01)	(0.13)	$22.55	30.69%		$48,858	0.75%		0.66%		60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%		$57,091	0.75%		0.27%		78	%(E)
(0.22)	(2.77)	(2.99)	$21.82	33.55%		$120,283	0.75%		0.64%		55%

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 129

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2026 (Unaudited)	$30.57	0.14	(2.33)	(2.19)	—
For the year ended December 31, 2025	$26.10	0.43	4.47	4.90	(0.41)
For the year ended December 31, 2024	$25.99	0.55	2.04	2.59	(0.58)
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—

Class I
For the six months ended June 30, 2026 (Unaudited)	$31.81	0.19	(2.43)	(2.24)	—
For the year ended December 31, 2025	$27.14	0.53	4.66	5.19	(0.50)
For the year ended December 31, 2024	$26.93	0.66	2.11	2.77	(0.66)
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—

Class Y
For the six months ended June 30, 2026 (Unaudited)	$32.03	0.21	(2.45)	(2.24)	—
For the year ended December 31, 2025	$27.32	0.57	4.69	5.26	(0.53)
For the year ended December 31, 2024	$27.10	0.69	2.13	2.82	(0.70)
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.38%(G) for Investor, 1.09%(G) for Class I, and 0.96%(G) for Class Y for the six months ended June 30, 2026.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 and 2021.

130 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(B)		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)(E)

—	—	$28.38	(7.16	)%(F)	$104	1.88	%(G)	1.88	%(G)	0.93	%(G)	24	%(F)(H)
(0.02)	(0.43)	$30.57	18.76%		$120	1.68%		1.68%		1.52%		67	%(H)
(1.90)	(2.48)	$26.10	9.94%		$116	1.75%		1.75%		1.96%		46%
(0.51)	(1.04)	$25.99	12.12%		$123	1.78%		1.78%		1.89%		41%
(1.13)	(1.22)	$24.12	(8.74)%		$127	1.78%		1.78%		0.30%		61%
(3.00)	(3.00)	$27.76	19.03%		$168	1.92%		1.93%		(0.38)%		33%

—	—	$29.57	(7.04	)%(F)	$1,906	1.59	%(G)	1.59	%(G)	1.21	%(G)	24	%(F)(H)
(0.02)	(0.52)	$31.81	19.10%		$2,082	1.39%		1.39%		1.81%		67	%(H)
(1.90)	(2.56)	$27.14	10.26%		$1,468	1.46%		1.46%		2.26%		46%
(0.51)	(1.12)	$26.93	12.40%		$1,544	1.49%		1.49%		2.18%		41%
(1.13)	(1.30)	$24.96	(8.45)%		$1,604	1.49%		1.49%		0.61%		61%
(3.00)	(3.00)	$28.68	19.40%		$1,792	1.63%		1.64%		(0.08)%		33%

—	—	$29.79	(6.99	)%(F)	$100	1.46	%(G)	1.46	%(G)	1.36	%(G)	24	%(F)(H)
(0.02)	(0.55)	$32.03	19.24%		$142	1.27%		1.27%		1.93%		67	%(H)
(1.90)	(2.60)	$27.32	10.38%		$100	1.34%		1.34%		2.34%		46%
(0.51)	(1.15)	$27.10	12.55%		$59	1.37%		1.37%		2.34%		41%
(1.13)	(1.33)	$25.11	(8.36)%		$22	1.37%		1.37%		0.68%		61%
(3.00)	(3.00)	$28.85	19.55%		$37	1.51%		1.52%		0.08%		33%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)

The portfolio turnover rate for 2026, 2025, 2024, 2023, 2022 and 2021 would have been 17%(F)(H), 49%(H), 34%, 40%, 46% and 30%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(F)	Not annualized.

(G)	Annualized.

(H)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 131

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$20.87	0.19	2.18	2.37
For the year ended December 31, 2025	$17.06	0.22	4.53	4.75
For the year ended December 31, 2024	$16.68	0.22	0.37	0.59
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90

Class I
For the six months ended June 30, 2026 (Unaudited)	$20.92	0.22	2.19	2.41
For the year ended December 31, 2025	$17.09	0.28	4.55	4.83
For the year ended December 31, 2024	$16.70	0.27	0.38	0.65
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95

Class Y
For the six months ended June 30, 2026 (Unaudited)	$20.97	0.24	2.19	2.43
For the year ended December 31, 2025	$17.12	0.33	4.53	4.86
For the year ended December 31, 2024	$16.73	0.29	0.38	0.67
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

132 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

—	—	—	$23.24	11.36	%(C)	$1,303	1.17	%(D)	1.72	%(D)	18	%(C)
(0.71)	(0.23)	(0.94)	$20.87	27.87%		$1,214	1.15%		1.15%		51%
(0.21)	—	(0.21)	$17.06	3.56%		$1,196	1.14%		1.23%		29%
(0.15)	—	(0.15)	$16.68	17.88%		$1,022	1.14%		1.30%		21%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%

—	—	—	$23.33	11.52	%(C)	$120,771	0.88	%(D)	1.99	%(D)	18	%(C)
(0.77)	(0.23)	(1.00)	$20.92	28.27%		$108,204	0.86%		1.43%		51%
(0.26)	—	(0.26)	$17.09	3.92%		$67,472	0.85%		1.53%		29%
(0.18)	—	(0.18)	$16.70	18.12%		$43,664	0.85%		1.64%		21%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%

—	—	—	$23.40	11.59	%(C)	$48,853	0.75	%(D)	2.11	%(D)	18	%(C)
(0.78)	(0.23)	(1.01)	$20.97	28.44%		$51,862	0.74%		1.71%		51%
(0.28)	—	(0.28)	$17.12	4.03%		$72,744	0.73%		1.64%		29%
(0.19)	—	(0.19)	$16.73	18.30%		$64,543	0.73%		1.81%		21%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 133

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$9.98	0.25	(0.05)	0.20
For the year ended December 31, 2025	$9.95	0.57	0.04	0.61
For the year ended December 31, 2024	$9.68	0.60	0.26	0.86
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24

Class I
For the six months ended June 30, 2026 (Unaudited)	$9.99	0.26	(0.06)	0.20
For the year ended December 31, 2025	$9.95	0.60	0.04	0.64
For the year ended December 31, 2024	$9.69	0.63	0.25	0.88
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27

Class Y
For the six months ended June 30, 2026 (Unaudited)	$10.00	0.27	(0.05)	0.22
For the year ended December 31, 2025	$9.97	0.62	0.02	0.64
For the year ended December 31, 2024	$9.70	0.64	0.26	0.90
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

134 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

(0.28)	—		(0.28)	$9.90	1.99	%(C)	$122	0.82	%(D)	5.06	%(D)	26	%(C)
(0.58)	—		(0.58)	$9.98	6.22%		$104	0.81%		5.69%		37%
(0.59)	—		(0.59)	$9.95	9.14%		$55	0.81%		6.09%		49%
(0.51)	—		(0.51)	$9.68	8.38%		$25	0.81%		5.32%		38%
(0.32)	—		(0.32)	$9.42	(3.57)%		$29	0.81%		3.23%		41%
(0.23)	(0.00	)(E)	(0.23)	$10.10	2.42%		$40	0.81%		2.26%		48%

(0.29)	—		(0.29)	$9.90	2.04	%(C)	$5,200	0.53	%(D)	5.35	%(D)	26	%(C)
(0.60)	—		(0.60)	$9.99	6.60%		$4,511	0.52%		5.98%		37%
(0.62)	—		(0.62)	$9.95	9.33%		$3,274	0.52%		6.38%		49%
(0.54)	—		(0.54)	$9.69	8.91%		$1,541	0.52%		5.63%		38%
(0.35)	—		(0.35)	$9.41	(3.38)%		$1,054	0.52%		3.55%		41%
(0.26)	(0.00	)(E)	(0.26)	$10.10	2.74%		$1,314	0.52%		2.50%		48%

(0.30)	—		(0.30)	$9.92	2.20	%(C)	$249	0.40	%(D)	5.48	%(D)	26	%(C)
(0.61)	—		(0.61)	$10.00	6.62%		$251	0.40%		6.08%		37%
(0.63)	—		(0.63)	$9.97	9.56%		$113	0.40%		6.50%		49%
(0.55)	—		(0.55)	$9.70	9.03%		$48	0.40%		5.68%		38%
(0.36)	—		(0.36)	$9.42	(3.27)%		$65	0.40%		3.54%		41%
(0.27)	(0.00	)(E)	(0.27)	$10.11	2.85%		$145	0.40%		2.68%		48%

(C)	Not annualized.

(D)	Annualized.

(E)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 135

Securitized Total Return Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Securitized Total Return Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$10.28	0.18	(0.10)	0.08
For the period ended December 31, 2025	$10.00	0.21	0.27	0.48

Class I
For the six months ended June 30, 2026 (Unaudited)	$10.28	0.19	(0.09)	0.10
For the period ended December 31, 2025	$10.00	0.23	0.27	0.50

Class Y
For the six months ended June 30, 2026 (Unaudited)	$10.28	0.20	(0.10)	0.10
For the period ended December 31, 2025	$10.00	0.23	0.28	0.51

(A)	Inception date of the Fund is June 30, 2025. Fund commenced public offering on July 1, 2025.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

136 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.21)	—	(0.21)	$10.15	0.76	%(D)	$16	1.17	%(E)	3.46	%(E)	10	%(D)
(0.20)	—	(0.20)	$10.28	4.86	%(D)	$16	1.16	%(E)	4.14	%(E)	12	%(D)

(0.23)	—	(0.23)	$10.15	0.94	%(D)	$25	0.88	%(E)	3.75	%(E)	10	%(D)
(0.22)	—	(0.22)	$10.28	5.03	%(D)	$21	0.87	%(E)	4.44	%(E)	12	%(D)

(0.23)	—	(0.23)	$10.15	1.00	%(D)	$31,933	0.75	%(E)	3.87	%(E)	10	%(D)
(0.23)	—	(0.23)	$10.28	5.08	%(D)	$31,195	0.75	%(E)	4.57	%(E)	12	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 137

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$9.16	0.19	(0.11)	0.08
For the year ended December 31, 2025	$8.95	0.42	0.19	0.61
For the year ended December 31, 2024	$9.09	0.42	(0.14)	0.28
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)

Class I
For the six months ended June 30, 2026 (Unaudited)	$9.11	0.20	(0.10)	0.10
For the year ended December 31, 2025	$8.92	0.44	0.19	0.63
For the year ended December 31, 2024	$9.07	0.45	(0.15)	0.30
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)

Class Y
For the six months ended June 30, 2026 (Unaudited)	$9.12	0.21	(0.11)	0.10
For the year ended December 31, 2025	$8.92	0.45	0.20	0.65
For the year ended December 31, 2024	$9.07	0.46	(0.15)	0.31
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

138 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(B)

(0.20)	—	(0.20)	$9.04	0.88	%(C)	$6,179	0.77	%(D)	4.16	%(D)	11	%(C)
(0.40)	—	(0.40)	$9.16	6.95%		$5,075	0.76%		4.55%		18%
(0.42)	—	(0.42)	$8.95	3.17%		$4,525	0.76%		4.70%		24%
(0.37)	—	(0.37)	$9.09	6.20%		$1,910	0.76%		4.25%		20%
(0.24)	—	(0.24)	$8.92	(12.05)%		$3,572	0.76%		2.36%		40%
(0.21)	—	(0.21)	$10.40	(1.24)%		$10,091	0.76%		1.78%		37%

(0.22)	—	(0.22)	$8.99	1.06	%(C)	$2,547,115	0.48	%(D)	4.44	%(D)	11	%(C)
(0.44)	—	(0.44)	$9.11	7.16%		$2,400,558	0.47%		4.83%		18%
(0.45)	—	(0.45)	$8.92	3.40%		$1,727,776	0.47%		5.00%		24%
(0.40)	—	(0.40)	$9.07	6.62%		$1,369,268	0.47%		4.64%		20%
(0.27)	—	(0.27)	$8.90	(11.84)%		$526,372	0.47%		2.93%		40%
(0.24)	—	(0.24)	$10.39	(0.99)%		$330,666	0.47%		2.08%		37%

(0.22)	—	(0.22)	$9.00	1.13	%(C)	$696,832	0.35	%(D)	4.57	%(D)	11	%(C)
(0.45)	—	(0.45)	$9.12	7.39%		$673,122	0.35%		4.92%		18%
(0.46)	—	(0.46)	$8.92	3.53%		$272,146	0.35%		5.12%		24%
(0.41)	—	(0.41)	$9.07	6.62%		$147,956	0.35%		4.77%		20%
(0.28)	—	(0.28)	$8.91	(11.63)%		$58,932	0.35%		2.94%		40%
(0.26)	—	(0.26)	$10.39	(0.95)%		$58,668	0.35%		2.21%		37%

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 139

Core Plus Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Plus Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2026 (Unaudited)	$10.17	0.21	(0.09)	0.12
For the year ended December 31, 2025	$9.85	0.46	0.29	0.75
For the period ended December 31, 2024	$10.00	0.08	(0.15)	(0.07)

Class I
For the six months ended June 30, 2026 (Unaudited)	$10.16	0.23	(0.10)	0.13
For the year ended December 31, 2025	$9.85	0.48	0.30	0.78
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

Class Y
For the six months ended June 30, 2026 (Unaudited)	$10.17	0.23	(0.10)	0.13
For the year ended December 31, 2025	$9.85	0.50	0.30	0.80
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

(A)	Inception date and public offering date of the Fund is October 15, 2024.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

140 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.23)	—	(0.23)	$10.06	1.18	%(D)	$28	0.87	%(E)	4.25	%(E)	23	%(D)
(0.43)	—	(0.43)	$10.17	7.77%		$25	0.86%		4.49%		50%
(0.08)	—	(0.08)	$9.85	(0.69	)%(D)	$21	0.86	%(E)	4.05	%(E)	13	%(D)

(0.25)	—	(0.25)	$10.04	1.25	%(D)	$60,756	0.58	%(E)	4.53	%(E)	23	%(D)
(0.47)	—	(0.47)	$10.16	8.03%		$57,416	0.57%		4.71%		50%
(0.09)	—	(0.09)	$9.85	(0.62	)%(D)	$244	0.57	%(E)	4.36	%(E)	13	%(D)

(0.25)	—	(0.25)	$10.05	1.32	%(D)	$39,599	0.45	%(E)	4.66	%(E)	23	%(D)
(0.48)	—	(0.48)	$10.17	8.25%		$39,772	0.45%		4.89%		50%
(0.09)	—	(0.09)	$9.85	(0.61	)%(D)	$35,400	0.45	%(E)	4.50	%(E)	13	%(D)

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Securitized Total Return Fund (“Total Return Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”) and Diamond Hill Core Plus Bond Fund (“Core Plus Bond Fund”) are each a diversified series, except for Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Other series of the Trust are not included in this report.

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

On April 22, 2026, First Eagle Investment Management, LLC (“First Eagle”) acquired Diamond Hill Investment Group, LLC (“DHIG”), the parent company of Diamond Hill Capital Management, LLC (“DHCM” or the “Adviser”), the investment adviser to the Funds (the “Transaction”). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Funds without interruption. The Transaction did not result in any change of the portfolio management of the Funds or in any Fund’s investment objectives or policies.

Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”):

Segment Reporting — Each Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is represented by the Fund Operating Committee. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

142 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value (“NAV”) per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — other significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price is not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are determined in good faith by the Valuation & Liquidity Committee of the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (the “Board”). In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Valuation & Liquidity Committee the “valuation designee” to perform the Funds’ fair value determinations. The Valuation & Liquidity Committee’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2026:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$306,698,698	$—	$—	$306,698,698
Registered Investment Companies	26,955,585	—	—	26,955,585
Total	$333,654,283	$—	$—	$333,654,283
Small-Mid Cap Fund
Common Stocks*	$603,897,019	$—	$—	$603,897,019
Registered Investment Companies	111,621,115	—	—	111,621,115
Total	$715,518,134	$—	$—	$715,518,134
Mid Cap Fund
Common Stocks*	$71,116,183	$—	$—	$71,116,183
Registered Investment Companies	10,223,360	—	—	10,223,360
Total	$81,339,543	$—	$—	$81,339,543
Large Cap Fund
Common Stocks*	$2,870,842,763	$—	$—	$2,870,842,763
Registered Investment Companies	163,791,759	—	—	163,791,759
Total	$3,034,634,522	$—	$—	$3,034,634,522

144 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Select Fund
Common Stocks*	$521,180,362	$—	$—	$521,180,362
Registered Investment Companies	96,018,107	—	—	96,018,107
Total	$617,198,469	$—	$—	$617,198,469
Long-Short Fund
Common Stocks*	$1,989,352,516	$—	$—	$1,989,352,516
Registered Investment Companies	136,621,760	—	—	136,621,760
Total	$2,125,974,276	$—	$—	$2,125,974,276
International Fund
Common Stocks	$47,206,406	$114,449,139	$—	$161,655,545
Preferred Stocks	4,265,604	—	—	4,265,604
Registered Investment Companies	18,493,671	—	—	18,493,671
Total	$69,965,681	$114,449,139	$—	$184,414,820
Short Duration Fund
Corporate Credit*	$—	$324,269,601	$—	$324,269,601
Securitized*	—	4,613,513,463	—	4,613,513,463
Treasury	—	270,742,091	—	270,742,091
Registered Investment Companies	339,718,631	—	—	339,718,631
Total	$339,718,631	$5,208,525,155	$—	$5,548,243,786
Total Return Fund
Securitized*	$—	$31,439,894	$—	$31,439,894
Registered Investment Companies	326,613	—	—	326,613
Total	$326,613	$31,439,894	$—	$31,766,507
Core Bond Fund
Corporate Credit*	$—	$521,096,779	$—	$521,096,779
Government Related*	—	887,418	—	887,418
Securitized*	—	2,016,335,224	—	2,016,335,224
Treasury	—	671,708,510	—	671,708,510
Registered Investment Companies	49,284,286	—	—	49,284,286
Total	$49,284,286	$3,210,027,931	$—	$3,259,312,217
Core Plus Bond Fund
Corporate Credit*	$—	$22,200,314	$—	$22,200,314
Securitized*	—	61,918,974	—	61,918,974
Treasury	—	15,384,442	—	15,384,442
Registered Investment Companies	2,688,874	—	—	2,688,874
Total	$2,688,874	$99,503,730	$—	$102,192,604
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(762,902,836)	$—	$—	$(762,902,836)
Total	$(762,902,836)	$—	$—	$(762,902,836)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 145

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

There were no transfers into or out of Level 3 for the six months ended June 30, 2026.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that

146 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of June 30, 2026, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$69,127,871	$26,158,780	$44,178,693	$70,337,473
Small-Mid Cap Fund	162,921,284	88,020,675	76,862,746	164,883,421
Mid Cap Fund	13,087,640	7,325,006	5,910,825	13,235,831
Large Cap Fund	161,334,175	153,550,595	12,585,709	166,136,304
Select Fund	93,850,022	68,594,981	24,975,159	93,570,140
Long-Short Fund	3,310,057	3,265,455	—	3,265,455
International Fund	18,651,989	14,411,935	5,303,160	19,715,095
Short Duration Fund	19,659,820	11,193	20,236,384	20,247,577
Total Return Fund	—	—	—	—
Core Bond Fund	80,481,945	12,449,455	71,081,153	83,530,608
Core Plus Bond Fund	6,740,876	1,971,240	5,046,313	7,017,553

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 147

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties and there were no federal, state, or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Total Return Fund, Core Bond Fund and Core Plus Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2026, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations, and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$99,265,129	$17,185,495
Small-Mid Cap Fund	364,618,712	246,913,608
Mid Cap Fund	27,442,725	13,141,448
Large Cap Fund	675,857,732	3,174,956,421
Select Fund	157,570,179	134,726,232
Long-Short Fund	790,387,954	481,095,356
International Fund	30,542,977	39,504,559
Short Duration Fund	1,894,220,770	1,203,540,230
Total Return Fund	4,778,357	3,254,488
Core Bond Fund	559,494,870	333,129,802
Core Plus Bond Fund	25,536,440	17,279,744

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 149

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

For the six months ended June 30, 2026, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Short Duration Fund	$94,893,359	$47,138,400
Core Bond Fund	30,259,176	13,293,940
Core Plus Bond Fund	972,132	4,591,002

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2026:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$104,695	0.04%
Small-Mid Cap Fund	322,255	0.04%
Mid Cap Fund	17,120	0.02%
Large Cap Fund	817,452	0.02%
Select Fund	118,599	0.02%
Long-Short Fund	468,992	0.02%
International Fund	100,703	0.06%

Investment Advisory Fees and Other Transactions with Affiliates

At special meetings of shareholders of the Trust held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement (“Management Agreement”) and elected nine new Trustees to serve as the Board of the Trust. The newly elected Trustees began serving, and the new Management Agreement, which is substantially similar to the prior agreement, became effective, as of the Transaction closing date; the agreement provides for continuation of each Fund’s investment program without interruption. The Board also approved the appointment of Trustee Emeritus positions, the election of committee chairs and the election of officers.

As of June 30, 2026, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Total Return Fund, Core Bond Fund and Core Plus Bond Fund each receive investment management and advisory services from DHCM under the Management Agreement that provides for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35%, 0.70%, 0.30% and 0.40%, respectively, of each Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, effective February 28, 2026, the Trust has entered into the amended and restated Administrative and Transfer Agency Services Agreement (the “Administrative Agreement”) pursuant to which

150 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

DHCM renders administrative, transfer agency, fund accounting and supervisory services to the Funds, and whereby DHCM is paid a fee monthly at an annual rate of 0.22% of each Fund’s average daily net assets of Investor shares, 0.18% of each Fund’s average daily net assets of Class I shares, and 0.05% of each Fund’s average daily net assets of Class Y shares. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, fees and expenses of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, extraordinary or non-recurring expenses, and expenses that the Funds are authorized to pay pursuant to Rule 12b-1 under the 1940 Act. Prior to February 28, 2026, DHCM was paid a fee monthly at an annual rate of 0.21% of each Fund’s average daily net assets of Investor shares, 0.17% of each Fund’s average daily net assets of Class I shares, and 0.05% of each Fund’s average daily net assets of Class Y shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

The Funds may invest in one or more Diamond Hill Funds. Prior to April 22, 2026, the Adviser had contractually agreed to permanently waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. Effective April 22, 2026, this fee waiver was discontinued. During the six months ended June 30, 2026, none of the Funds reduced investment advisory fees or invested in other Diamond Hill Funds.

DHCM is a beneficial shareholder of the Total Return Fund at 98.55% and Core Plus Bond Fund at 38.52%.

The Officers of the Trust are affiliated with DHCM and First Eagle. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent and Emeritus Trustees are compensated for their services to the Funds by DHCM as part of the Administrative Agreement. The Independent Trustees were paid $378,028 in fees during the six months ended June 30, 2026 for the Fund Family consisting of the Trust and the Diamond Hill Securitized Credit Fund. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year or period ended December 31, 2025:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$319,309	$—	$1,034,770
Long-term capital gains	11,782,795	50,835,239	11,485,788
Total distributions	$12,102,104	$50,835,239	$12,520,558

	Large Cap Fund	Select Fund	Long-Short Fund
Distributions paid from:
Ordinary income	$34,788,157	$5,373,597	$35,815,362
Long-term capital gains	351,906,622	40,488,639	1,429,142
Total distributions	$386,694,779	$45,862,236	$37,244,504

	International Fund	Short Duration Fund	Total Return Fund
Distributions paid from:
Ordinary income	$5,761,705	$254,243,445	$670,541
Long-term capital gains	1,709,781	—	—
Total distributions	$7,471,486	$254,243,445	$670,541

	Core Bond Fund	Core Plus Bond Fund
Distributions paid from:
Ordinary income	$126,656,658	$3,209,832
Long-term capital gains	—	—
Total distributions	$126,656,658	$3,209,832

152 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

The following information was computed on a tax basis for each item as of December 31, 2025:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$56,596,829	$204,858,626	$23,093,576	$945,606,889
Undistributed ordinary income	—	—	—	18,552,540
Post October capital losses	(226,008)	(229,580)	(58,958)	—
Distributable earnings	$56,370,821	$204,629,046	$23,034,618	$964,159,429

	Select Fund	Long-Short Fund	International Fund	Short Duration Fund
Net unrealized appreciation on investments	$91,208,266	$780,273,682	$36,167,968	$33,822,968
Undistributed ordinary income	343,584	—	—	126,517
Undistributed capital gains	160,921	1,361,017	4,037,486	—
Accumulated capital and other losses	—	—	(1,394,823)	(20,703,975)
Distributable earnings	$91,712,771	$781,634,699	$38,810,631	$13,245,510

	Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Net unrealized appreciation (depreciation) on investments	$524,248	$(14,496,417)	$1,543,591
Undistributed ordinary income	32,107	—	—
Accumulated capital and other losses	—	(16,909,528)	(33,644)
Distributable earnings (accumulated deficit)	$556,355	$(31,405,945)	$1,509,947

As of June 30, 2026, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$241,331,338	$646,338,525	$66,987,860	$2,700,069,378
Gross unrealized appreciation	99,023,248	99,271,444	17,101,820	563,051,795
Gross unrealized depreciation	(6,660,303)	(30,091,835)	(2,750,137)	(228,486,651)
Net unrealized appreciation on investments	$92,362,945	$69,179,609	$14,351,683	$334,565,144

	Select Fund	Long-Short Fund	International Fund	Short Duration Fund
Tax cost of investments	$559,476,658	$1,009,430,398	$138,718,469	$5,558,398,262
Gross unrealized appreciation	96,093,399	701,116,931	51,192,050	42,990,179
Gross unrealized depreciation	(38,371,588)	(347,475,889)	(5,495,699)	(53,144,655)
Net unrealized appreciation (depreciation) on investments	$57,721,811	$353,641,042	$45,696,351	$(10,154,476)

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 153

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

	Total Return Fund	Core Bond Fund	Core Plus Bond Fund
Tax cost of investments	$31,662,812	$3,319,147,508	$101,850,674
Gross unrealized appreciation	319,483	15,877,307	1,037,626
Gross unrealized depreciation	(215,788)	(75,712,598)	(695,696)
Net unrealized appreciation (depreciation) on investments	$103,695	$(59,835,291)	$341,930

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, defaulted bond income accruals, and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2025, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
No expiration - short-term	$10,605,874	$2,732,666	$30,257
No expiration - long-term	10,098,101	14,176,862	3,387
	$20,703,975	$16,909,528	$33,644

In-Kind Redemption Transactions

The Funds recognize a gain on in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash) to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share. During the six months ended June 30, 2026, the following Funds realized net capital gains resulting from in-kind redemptions:

Fund	Net capital gains
Small Cap Fund	$32,749,278
Small-Mid Cap Fund	198,009,371
Mid Cap Fund	12,659,958
Large Cap Fund	499,321,409
Select Fund	43,109,063
Long-Short Fund	203,338,918

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

In-Kind Subscription Transactions

During the six months ended June 30, 2026, the Large Cap Fund, Class Y received securities in lieu of cash for a shareholder purchase. The purchase was as follows:

Fund	Date	Amount Purchased	Securities Received	Cash Received	Shares Issued
Large Cap Fund	01/30/26	$260,901,350	$251,767,376	$9,133,974	7,981,075

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Total Return Fund, Core Bond Fund and Core Plus Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 20.0%, 20.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until April 15, 2027, unless extended, when any advances are to be repaid. During the six months ended June 30, 2026, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of June 30, 2026. During the six months ended June 30, 2026, none of the Funds participated as lenders/borrowers in the Interfund Lending Program.

Reflow Redemption Services

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareholder redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales,

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six months ended June 30, 2026, the fees associated with ReFlow are disclosed on the Statements of Operations.

Other Matters

The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries, or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and adversely impact the prices and liquidity of the Funds’ investments.

156 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Subsequent Events

The Funds evaluated events from June 30, 2026 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, except for the following:

On August 6, 2026, the Board approved a plan of liquidation for the Diamond Hill International Fund. The Diamond Hill International Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Diamond Hill International Fund will liquidate on or about September 10, 2026.

Effective on or about October 30, 2026, the Investor Shares of the Diamond Hill Short Duration Securitized Bond Fund and Diamond Hill Core Bond Fund will be redesignated as Class A shares, and each of the Diamond Hill Short Duration Securitized Bond Fund and Diamond Hill Core Bond Fund will begin offering Class C shares.

Effective on or about October 30, 2026, the Diamond Hill Short Duration Securitized Bond Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund’s assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 157

Diamond Hill Funds
Additional Information (Unaudited)
June 30, 2026 (Unaudited)

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies and information regarding how the Funds voted proxies for the twelve-month period ended June 30 are available without charge, upon request, by (i) calling 1-888-226-5595; (ii) visiting the Funds’ website at https://www.diamond-hill.com/investment-strategies/documents/funds/; or (iii) referring to the SEC’s website at www.sec.gov.

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Results of Special Meetings of Shareholders

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill would become a wholly owned subsidiary of First Eagle. Diamond Hill is the parent of DHCM. Special Meetings of Shareholders of the Diamond Hill Funds (the “Trust”) were held on April 17, 2026 and April 21, 2026, for the purpose of voting on the following:

Proposal 1: To approve a new investment management agreement between the Trust and DHCM, the Trust’s current investment adviser, and

Proposal 2: To elect nine Trustees to serve on the Board.

The voting results were as follows for Proposal 1:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund	Diamond Hill Large Cap Concentrated ETF
Total Shares Outstanding	8,825,334	32,416,252	4,795,863	175,885,014	4,951,310
Total Shares Vote/% of Total	5,918,583/67.06%	22,331,593/68.89%	4,243,085/88.47%	122,747,205/69.79%	4,773,503/96.41%
Shares Voted For/% of Voted	4,041,492/68.28%	17,232,425/77.17%	2,589,141/61.02%	101,910,170/83.02%	3,652,818/76.52%
Shares Voted Against/% of Voted	80,779/1.36%	187,501/0.84%	10,917/0.26%	601,068/0.49%	2,501/0.05%
Shares Abstained/% of Voted	192,901/3.26%	137,577/0.62%	40,634/0.96%	862,820/0.70%	3,893/0.08%

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Diamond Hill Funds
Additional Information (Unaudited) (Continued)
June 30, 2026 (Unaudited)

	Diamond Hill Select Fund	Diamond Hill Long-Short Fund	Diamond Hill International Fund	Diamond Hill Short Duration Securitized Bond Fund	Diamond Hill Securitized Total Return Fund
Total Shares Outstanding	23,073,445	72,593,370	7,746,903	502,799,569	3,050,395
Total Shares Vote/% of Total	16,676,106/72.27%	64,970,271/89.50%	7,180,801/92.69%	378,027,442/75.18%	3,050,394/100%
Shares Voted For/% of Voted	12,149,710/72.86%	52,863,224/81.37%	4,959,438/69.07%	291,753,641/77.18%	3,050,394/100%
Shares Voted Against/% of Voted	69,250/0.42%	87,282/0.13%	16,705/0.23%	2,315,913/0.61%	0
Shares Abstained/% of Voted	396,932/2.38%	148,715/0.23%	44,722/0.62%	6,470,403/1.71%	0

	Diamond Hill Core Bond Fund	Diamond Hill Core Plus Bond Fund
Total Shares Outstanding	348,378,894	9,334,842
Total Shares Vote/% of Total	254,915,906/73.17%	7,291,757/78.11%
Shares Voted For/% of Voted	196,521,871/77.09%	7,188,759/98.59%
Shares Voted Against/% of Voted	1,429,205/0.56%	10,606/0.15%
Shares Abstained/% of Voted	4,633,241/1.82%	85,920/1.18%

The voting results were as follows for Proposal 2:

	Total Shares Outstanding	Total Shares Voted	Shares Voted For/% of Voted	Shares Voted Withhold/% of Voted
Candace K. Beinecke	1,193,851,191	892,080,292	872,031,531/97.75%	20,048,761/2.25%
Peter W. Davidson	1,193,851,191	892,080,292	873,276,350/97.89%	18,803,942/2.11%
Jean D. Hamilton	1,193,851,191	892,080,292	873,340,167/97.90%	18,740,125/2.10%
William M. Kelly	1,193,851,191	892,080,292	846,695,317/94.91%	45,384,974/5.09%
Paul J. Lawler	1,193,851,191	892,080,292	846,792,862/94.92%	45,287,430/5.08%
Mandakini Puri	1,193,851,191	892,080,292	872,058,388/97.76%	20,021,904/2.24%
Scott Sleyster	1,193,851,191	892,080,292	873,338,650/97.90%	18,741,642/2.10%
John P. Arnhold	1,193,851,191	892,080,292	873,201,636/97.88%	18,878,656/2.12%
Mehdi Mahmud	1,193,851,191	892,080,292	870,353,589/97.56%	21,726,703/2.44%

Accordingly, on April 22, 2026, the transaction was completed. The new Investment Management Agreement and the newly elected Trustees were put in place.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Not applicable.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 159

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, LLC

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063026

Semi-Annual Financial Statements and
Additional Information

June 30, 2026

Diamond Hill Large Cap Concentrated ETF

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedule of Investments	2
Statement of Assets & Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	17

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Fund are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or the Fund. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Fund’s investment objectives, risks, and expenses. This and other important information are contained in the Fund’s prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Fund is distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, LLC, a registered investment adviser, serves as Investment Adviser to the Fund and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 1

Diamond Hill Large Cap Concentrated ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.0%
Communication Services — 4.3%
Walt Disney Co. (The)	39,065	$3,760,006

Consumer Discretionary — 4.2%
Amazon.com, Inc. (a)	15,448	3,681,876

Consumer Staples — 10.8%
Colgate-Palmolive Co.	59,970	5,498,050
Sysco Corp.	46,582	3,893,324
		9,391,374
Energy — 5.2%
ConocoPhillips	43,309	4,502,404

Financials — 24.2%
American International Group, Inc.	78,965	5,885,261
Aon plc, Class A	15,379	5,101,060
Berkshire Hathaway, Inc., Class B (a)	12,213	6,111,263
Capital One Financial Corp.	19,967	4,005,779
		21,103,363
Health Care — 13.9%
Abbott Laboratories	56,996	5,171,817
Labcorp Holdings, Inc.	14,961	4,189,080
Zoetis, Inc.	37,826	2,718,176
		12,079,073
Industrials — 14.6%
Ferguson Enterprises, Inc.	14,615	3,468,578
Union Pacific Corp.	15,134	4,116,448
Waste Management, Inc.	23,187	5,167,919
		12,752,945
Information Technology — 13.7%
Microsoft Corp.	10,388	3,874,932
Salesforce, Inc.	20,535	3,217,013
Texas Instruments, Inc.	16,140	4,810,850
		11,902,795
Materials — 4.0%
Martin Marietta Materials, Inc.	5,979	3,448,089

	Shares	Fair Value
Real Estate — 4.1%
SBA Communications Corp., Class A	20,163	$3,557,963

Total Common Stocks (Cost $87,624,015)		$86,179,888

Registered Investment Companies — 1.3%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (b) (Cost $1,160,736)	1,160,736	$1,160,736

Total Investment Securities — 100.3%
(Cost $88,784,751)		$87,340,624

Liabilities in Excess of Other Assets — (0.3)%		(246,988)

Net Assets — 100.0%		$87,093,636

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

2 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Statement of Assets & Liabilities
June 30, 2026 (Unaudited)

Assets
Investment in securities, at cost	$88,784,751
Investment in securities, at fair value	$87,340,624
Cash	2,000
Receivable for dividends and interest	55,788
Total Assets	87,398,412

Liabilities
Distributions Payable	236,025
Payable for fund shares redeemed	27,231
Payable to Investment Adviser	37,018
Payable to Administrator	3,702
Other accrued expenses	800
Total Liabilities	304,776

Contingencies and Commitments	—
Net Assets	$87,093,636

Components of Net Assets
Paid-in capital	$86,079,652
Accumulated earnings	1,013,984
Net Assets	$87,093,636

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,726,310

Net Asset Value, offering and redemption price per share:	$12.95

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 3

Diamond Hill Large Cap Concentrated ETF
Statement of Operations
For the six months ended June 30, 2026 (Unaudited)

Investment Income
Dividends	$666,387

Expenses
Investment advisory fees	190,517
Administration fees	19,052
Other fees	600
Total Expenses	210,169

Net Investment Income	456,218

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	101,104
Net realized gains from in-kind redemptions	2,348,013
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(4,569,722)
Net Realized and Unrealized Losses on Investments	(2,120,605)

Change in Net Assets from Operations	$(1,664,387)

See accompanying Notes to Financial Statements.

4 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Statements of Changes in Net Assets

	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$456,218	$481,734
Net realized gains on investment transactions	2,449,117	3,703,978
Net change in unrealized appreciation (depreciation) on investments	(4,569,722)	(797,646)
Change in Net Assets from Operations	(1,664,387)	3,388,066

Distributions to Shareholders
ETF (Formerly Class Y)	(425,046)	(1,767,863)
Change in Net Assets from Capital Transactions	27,247,332	26,095,753

Total Change in Net Assets	25,157,899	27,715,956

Net Assets:
Beginning of period	61,935,737	34,219,781
End of period	$87,093,636	$61,935,737

Capital Transactions
ETF (Formerly Class Y)
Proceeds from shares sold	$38,801,044	$33,847,938
Reinvested distributions	—	1,672,466
Payments for shares redeemed	(11,553,712)	(11,782,328)
Exchanged from Investor Class	—	117,136
Exchanged from Class I	—	18,749,075
Change in Net Assets from ETF (Formerly Class Y) Share Transactions	27,247,332	42,604,287
Investor
Proceeds from shares sold	—	12,763
Payments for shares redeemed	—	(295,279)
Exchanged to ETF (Formerly Class Y)	—	(117,136)
Change in Net Assets from Investor Share Transactions	—	(399,652)
Class I
Proceeds from shares sold	—	3,680,569
Payments for shares redeemed	—	(1,040,376)
Exchanged to ETF (Formerly Class Y)	—	(18,749,075)
Change in Net Assets from Class I Share Transactions	—	(16,108,882)
Change in Net Assets from Capital Transactions	$27,247,332	$26,095,753

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 5

Diamond Hill Large Cap Concentrated ETF
Statements of Changes in Net Assets (Continued)

	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Share Transactions:
ETF (Formerly Class Y)
Issued	2,925,000	2,558,354
Reinvested	—	127,767
Redeemed	(875,000)	(877,674)
Exchanged from Investor Class	—	8,461
Exchanged from Class I	—	1,354,321
Change in Shares Outstanding	2,050,000	3,171,229
Investor
Issued	—	958
Redeemed	—	(22,403)
Exchanged to ETF (Formerly Class Y)	—	(8,463)
Change in Shares Outstanding	—	(29,908)
Class I
Issued	—	279,356
Redeemed	—	(76,631)
Exchanged to ETF (Formerly Class Y)	—	(1,356,731)
Change in Shares Outstanding	—	(1,154,006)
Change in Total Shares Outstanding	2,050,000	1,987,315

See accompanying Notes to Financial Statements.

6 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(A)
Net asset value at beginning of period	$13.24		$12.73		$11.90	$10.29	$11.92	$10.00

Income (loss) from investment operations:
Net investment income (B)	0.08		0.16		0.21	0.17	0.14	0.09
Net realized and unrealized gains (losses) on investments	(0.30)		0.97		1.51	1.61	(1.64)	2.01
Total from investment operations	(0.22)		1.13		1.72	1.78	(1.50)	2.10

Variable transaction fees (B)	—		—		—	—	—	—

Less distributions to shareholders from:
Net investment income	(0.07)		(0.16)		(0.19)	(0.17)	(0.13)	(0.08)
Net realized gains	—		(0.46)		(0.70)	—	—	(0.10)
Total distributions from shareholders	(0.07)		(0.62)		(0.89)	(0.17)	(0.13)	(0.18)

Net asset value at end of period	$12.95		$13.24		$12.73	$11.90	$10.29	$11.92
Market price at end of period	$12.94		$13.25		$12.73	$11.90	$10.29	$11.92

Total return (C)	(1.67	%)(D)	8.97%		14.34%	17.32%	(12.62%)	20.98	%(D)
Total return at market (E)	(1.82	%)(D)	1.22	%(D)(F)	NA	NA	NA	NA

Net assets at end of period (000’s)	$87,094		$61,936		$19,164	$16,706	$14,017	$15,898

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.55	%(G)	0.57%		0.55%	0.56%	0.56%	0.55	%(G)
Ratio of net investment income to average net assets	1.20	%(G)	1.22%		1.60%	1.57%	1.32%	1.00	%(G)
Portfolio turnover rate (H)	9	%(D)	56%		40%	34%	41%	18	%(D)

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Per share net investment income and variable transaction fees have been calculated using the average daily shares outstanding during the period.

(C)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(D)	Not annualized.

(E)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca, Inc.) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(F)	Based on the commencement of the ETF through December 31, 2025.

(G)	Annualized.

(H)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)

Organization

The Diamond Hill Large Cap Concentrated ETF (the “Fund”) is a non-diversified series of the Diamond Hill Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Other series of the Trust are not included in this report.

On April 22, 2026, First Eagle Investment Management, LLC (“First Eagle”) acquired Diamond Hill Investment Group, LLC (“DHIG”), the parent company of Diamond Hill Capital Management, LLC (“DHCM” or the “Adviser”), the investment adviser to the Fund (the “Transaction”). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction did not result in any change of the portfolio management of the Fund or in investment objectives or policies.

The Fund is the successor in interest to the Diamond Hill Large Cap Concentrated Fund (the “Predecessor Fund”). The Predecessor Fund was previously organized as a series of the Trust and advised by the Adviser. The Board of Trustees of the Trust (the “Board”) approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on September 26, 2025, the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). The Predecessor Fund offered three classes of shares, Investor Class, Class I and Class Y. The Fund only offers one class of shares. As part of the Reorganization, all issued and outstanding Investor Class and Class I shares of the Predecessor Fund converted to Class Y shares of the Predecessor Fund. The Fund succeeded to the accounting of the Predecessor Fund and performance history of the Predecessor Fund’s Class Y shares. Any such historical information provided in these financial statements for the Fund that relates to periods prior to September 26, 2025, is therefore that of the Predecessor Fund. The Predecessor Fund had the same investment objectives and substantially similar investment strategies as the Fund. The Predecessor Fund commenced operations in 2021.

The Reorganization was accomplished by a tax-free exchange for 2,576,312 shares at a net asset value per share (“NAV”) of $13.11 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from this tax-free transaction on the close of business September 26, 2025, after the reorganization, were $33,772,486, including net unrealized appreciation (depreciation) of $3,658,052, undistributed net investment income of $262 and undistributed realized gains of $2,693,489. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from the net asset value (“NAV”). The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at the NAV per

8 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

share in aggregations of a specified number of shares called “Creation Units”. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”):

Segment Reporting — The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is represented by the Fund Operating Committee. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Fund maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price is not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities, if any, are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are determined in good faith by the Valuation & Liquidity Committee of the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (the “Board”). In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Valuation & Liquidity Committee the “valuation designee” to perform the Fund’s fair value determinations. The Valuation & Liquidity Committee’s fair valuation process is subject to Board oversight and certain reporting and other requirements. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

10 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s investments and the inputs used to value the investments as of June 30, 2026:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Common Stocks*	$86,179,888	$—	$—	$86,179,888
Registered Investment Companies	1,160,736	—	—	1,160,736
Total	$87,340,624	$—	$—	$87,340,624

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2026.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Fund records distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts once the issuers provide information about the actual composition of the distributions.

Income taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 11

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties and there were no federal, state, or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

Distributions to shareholders — Dividends from net investment income are declared and paid quarterly by the Fund. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation were allocated daily to each class of shares of the Predecessor Fund based upon its proportionate share of total net assets of the Predecessor Fund. Class specific expenses were charged directly to the class incurring the expense. Common expenses, which were not attributable to a specific class, were allocated daily to each class of shares based upon its proportionate share of total net assets of the Predecessor Fund. Expenses not directly billed to a fund are allocated proportionally among all funds in the Trust daily in relation to net assets of each fund in the Trust or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term securities and in-kind transactions) were as follows:

Purchases of investment securities (excluding in-kind transactions)	$6,669,454
Proceeds from sales of investment securities (excluding in-kind transactions)	$7,495,220

Purchases and sales of securities through in-kind transactions for the six months ended June 30, 2026 were as follows:

Purchases of in-kind transactions	$38,529,614
Sales of in-kind transactions	$11,309,112

There were realized gains of $2,348,013 from in-kind transactions during the six months ended June 30, 2026.

The Fund pays commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statement of Operations. The Fund paid $2,069 in commissions during the six months ended June 30, 2026.

12 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Investment Advisory Fees and Other Transactions with Affiliates

At special meetings of shareholders of the Trust held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement (“Management Agreement”) and elected nine new Trustees to serve as the Board of the Trust. The newly elected Trustees began serving, and the new Management Agreement, which is substantially similar to the prior agreement, became effective, as of the Transaction closing date; the agreement provides for continuation of the Fund’s investment program without interruption. The Board also approved the appointment of Trustee Emeritus positions, the election of committee chairs and the election of officers.

As of June 30, 2026, the Fund receives investment management and advisory services from DHCM under the Management Agreement that provides for fees to be paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, the Trust has entered into the Administrative Services Agreement pursuant to which DHCM renders administrative, fund accounting and supervisory services to the Fund, and whereby DHCM is paid a fee monthly at an annual rate of 0.05% of the Fund’s average daily net assets. These administrative fees are used to pay most of the Fund’s operating expenses except advisory fees, fees and expenses of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, and extraordinary or non-recurring expenses.

The Officers of the Trust are affiliated with DHCM and First Eagle. Such Officers receive no compensation from the Fund for serving in their respective roles.

Trustee Fees

The Independent and Emeritus Trustees are compensated for their services to the Fund by DHCM as part of the Administrative Services Agreement. The Independent Trustees were paid $378,028 in fees during the six months ended June 30, 2026 for the Fund Family consisting of the Trust and the Diamond Hill Securitized Credit Fund. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Fund indemnifies the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provides general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 13

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Fund is determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Distributions paid from:
Ordinary income	$425,046	$386,167
Long-term capital gains	—	1,286,299
Total distributions	$425,046	$1,672,466

The following information was computed on a tax basis for each item as of December 31, 2025:

Net unrealized appreciation on investments	$3,104,354
Undistributed ordinary income	94,460
Distributions payable	(95,397)
Distributable earnings	$3,103,417

As of June 30, 2026, the Fund’s federal tax cost of investments and net unrealized appreciation (depreciation) on investments were as follows:

Tax cost of investments	$88,805,171
Gross unrealized appreciation	5,353,963
Gross unrealized depreciation	(6,818,510)
Net unrealized depreciation on investments	$(1,464,547)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata

14 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases *
$150 In-Kind, $100 Cash	2.00%

*	As a percentage of the amount invested.

In-Kind Redemption Transactions

The Predecessor Fund recognized a gain on in-kind redemptions (redemptions in which shareholders who redeemed Predecessor Fund shares received investment securities held by the Predecessor Fund rather than cash) to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains were not taxable to the Predecessor Fund and were not required to be distributed to shareholders. The Predecessor Fund reclassified these amounts against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, had no effect on the Predecessor Fund’s net assets or NAV per share. During the year ended December 31, 2025, the Predecessor Fund realized net capital gains resulting from in-kind redemptions in the amount of $915,533.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 15

Diamond Hill Large Cap Concentrated ETF
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Other Matters

The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries, or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations. These events may result in substantial market volatility and adversely impact the prices and liquidity of the Fund’s investments.

Subsequent Events

The Fund evaluated events from June 30, 2026 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

16 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Additional Information (Unaudited)
June 30, 2026

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies and information regarding how the Fund voted proxies for the twelve-month period ended June 30 are available without charge, upon request, by (i) calling 1-888-226-5595; (ii) visiting the Fund’s website at https://www.diamond-hill.com/investment-strategies/documents/funds/; or (iii) referring to the SEC’s website at www.sec.gov.

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Results of Special Meetings of Shareholders

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill would become a wholly owned subsidiary of First Eagle. Diamond Hill is the parent of DHCM. Special Meetings of Shareholders of the Diamond Hill Funds (the “Trust”) were held on April 17, 2026 and April 21, 2026, for the purpose of voting on the following:

Proposal 1:

To approve a new investment management agreement between the Trust and DHCM, the Trust’s current investment adviser, and

Proposal 2:

To elect nine Trustees to serve on the Board.

The voting results were as follows for Proposal 1:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund	Diamond Hill Large Cap Concentrated ETF
Total Shares Outstanding	8,825,334	32,416,252	4,795,863	175,885,014	4,951,310
Total Shares Vote/% of Total	5,918,583/ 67.06%	22,331,593/ 68.89%	4,243,085/ 88.47%	122,747,205/ 69.79%	4,773,503/ 96.41%
Shares Voted For/% of Voted	4,041,492/ 68.28%	17,232,425/ 77.17%	2,589,141 /61.02%	101,910,170/ 83.02%	3,652,818/ 76.52%
Shares Voted Against/% of Voted	80,779/1.36%	187,501/0.84%	10,917/0.26%	601,068/0.49%	2,501/0.05%
Shares Abstained/% of Voted	192,901/3.26%	137,577/0.62%	40,634/0.96%	862,820/0.70%	3,893/0.08%

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 17

Diamond Hill Large Cap Concentrated ETF
Additional Information (Unaudited)
June 30, 2026 (Continued)

	Diamond Hill Select Fund	Diamond Hill Long-Short Fund	Diamond Hill International Fund	Diamond Hill Short Duration Securitized Bond Fund	Diamond Hill Securitized Total Return Fund
Total Shares Outstanding	23,073,445	72,593,370	7,746,903	502,799,569	3,050,395
Total Shares Vote/% of Total	16,676,106/ 72.27%	64,970,271/ 89.50%	7,180,801/ 92.69%	378,027,442/7 5.18%	3,050,394/ 100%
Shares Voted For/% of Voted	12,149,710/ 72.86%	52,863,224/ 81.37%	4,959,438/ 69.07%	291,753,641/ 77.18%	3,050,394/ 100%
Shares Voted Against/% of Voted	69,250/0.42%	87,282/0.13%	16,705/0.23%	2,315,913/0.61%	0
Shares Abstained/% of Voted	396,932/2.38%	148,715/0.23%	44,722/0.62%	6,470,403/1.71%	0

	Diamond Hill Core Bond Fund	Diamond Hill Core Plus Bond Fund
Total Shares Outstanding	348,378,894	9,334,842
Total Shares Vote/% of Total	254,915,906/ 73.17%	7,291,757/ 78.11%
Shares Voted For/% of Voted	196,521,871/ 77.09%	7,188,759/ 98.59%
Shares Voted Against/% of Voted	1,429,205/0.56%	10,606/0.15%
Shares Abstained/% of Voted	4,633,241/1.82%	85,920/1.18%

The voting results were as follows for Proposal 2:

	Total Shares Outstanding	Total Shares Voted	Shares Voted For/% of Voted	Shares Voted Withhold/% of Voted
Candace K. Beinecke	1,193,851,191	892,080,292	872,031,531/97.75%	20,048,761/2.25%
Peter W. Davidson	1,193,851,191	892,080,292	873,276,350/97.89%	18,803,942/2.11%
Jean D. Hamilton	1,193,851,191	892,080,292	873,340,167/97.90%	18,740,125/2.10%
William M. Kelly	1,193,851,191	892,080,292	846,695,317/94.91%	45,384,974/5.09%
Paul J. Lawler	1,193,851,191	892,080,292	846,792,862/94.92%	45,287,430/5.08%
Mandakini Puri	1,193,851,191	892,080,292	872,058,388/97.76%	20,021,904/2.24%
Scott Sleyster	1,193,851,191	892,080,292	873,338,650/97.90%	18,741,642/2.10%
John P. Arnhold	1,193,851,191	892,080,292	873,201,636/97.88%	18,878,656/2.12%
Mehdi Mahmud	1,193,851,191	892,080,292	870,353,589/97.56%	21,726,703/2.44%

Accordingly, on April 22, 2026, the transaction was completed. The new Investment Management Agreement and the newly elected Trustees were put in place.

18 Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated ETF
Additional Information (Unaudited)
June 30, 2026 (Continued)

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Not applicable.

Diamond Hill Large Cap Concentrated ETF | FINANCIAL STATEMENTS | JUNE 30, 2026 | DIAMOND-HILL.COM 19

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, LLC

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DHETF-063026

(b) Included with (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date:	August 26, 2026

By (Signature and Title)	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date:	August 26, 2026